MoA Funds

Portfolios of Investments

September 30, 2024 (Unaudited)

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (8.7%)
Alphabet, Inc. Cl A	698,835	$115,901,785
Alphabet, Inc. Cl C	572,892	95,781,814
AT&T, Inc.	855,234	18,815,148
Charter Communications, Inc. Cl A*	11,578	3,752,198
Comcast Corp. Cl A	460,768	19,246,279
Electronic Arts, Inc.	28,677	4,113,429
Fox Corp. Cl A	26,795	1,134,232
Fox Corp. Cl B	15,736	610,557
Interpublic Group of Cos., Inc.	44,799	1,416,992
Live Nation Entertainment, Inc.*	18,680	2,045,273
Match Group, Inc.*	30,761	1,163,996
Meta Platforms, Inc. Cl A	260,585	149,169,277
Netflix, Inc.*	51,189	36,306,822
News Corp. Cl A	45,125	1,201,679
News Corp. Cl B	13,389	374,223
Omnicom Group, Inc.	23,337	2,412,813
Paramount Global Cl B	70,934	753,319
Take-Two Interactive Software, Inc.*	19,443	2,988,584
T-Mobile US, Inc.	58,451	12,061,948

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Verizon Communications, Inc.	502,092	22,548,952
Walt Disney Co.	216,317	20,807,532
Warner Bros Discovery, Inc.*	266,132	2,195,589

		514,802,441

CONSUMER DISCRETIONARY (10.0%)
Airbnb, Inc. Cl A*	52,482	6,655,242
Amazon.com, Inc.*	1,114,157	207,600,874
Aptiv PLC*	31,699	2,282,645
AutoZone, Inc.*	2,038	6,419,782
Best Buy Co., Inc.	23,413	2,418,563
Booking Hldgs., Inc.	3,999	16,844,268
BorgWarner, Inc.	27,168	985,927
Caesars Entertainment, Inc.*	25,804	1,077,059
CarMax, Inc.*	18,617	1,440,584
Carnival Corp.*	120,494	2,226,729
Chipotle Mexican Grill, Inc. Cl A*	163,345	9,411,939
Darden Restaurants, Inc.	14,130	2,319,157
Deckers Outdoor Corp.*	18,186	2,899,758
Domino’s Pizza, Inc.	4,172	1,794,544
CONSUMER DISCRETIONARY (10.0%) (Continued)
DR Horton, Inc.	35,000	6,676,950
eBay, Inc.	58,326	3,797,606
Expedia Group, Inc.*	14,869	2,200,909
Ford Motor Co.	465,699	4,917,781

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Garmin Ltd.	18,342	3,228,742
General Motors Co.	134,057	6,011,116
Genuine Parts Co.	16,618	2,321,202
Hasbro, Inc.	15,631	1,130,434
Hilton Worldwide Hldgs., Inc.	29,393	6,775,087
Home Depot, Inc.	118,276	47,925,435
Las Vegas Sands Corp.	42,162	2,122,435
Lennar Corp. Cl A	28,830	5,405,048
LKQ Corp.	31,400	1,253,488
Lowe’s Cos., Inc.	67,968	18,409,133
Lululemon Athletica, Inc.*	13,717	3,722,108
Marriott International, Inc. Cl A	27,871	6,928,731
McDonald’s Corp.	85,562	26,054,485
MGM Resorts International*	27,537	1,076,421
Mohawk Industries, Inc.*	6,249	1,004,089
NIKE, Inc. Cl B	143,305	12,668,162
Norwegian Cruise Line Hldgs. Ltd.*	52,444	1,075,626
NVR, Inc.*	368	3,610,742
O’Reilly Automotive, Inc.*	6,919	7,967,920
Pool Corp.	4,564	1,719,715
PulteGroup, Inc.	24,753	3,552,798
Ralph Lauren Corp. Cl A	4,777	926,117
Ross Stores, Inc.	39,788	5,988,492
Royal Caribbean Cruises Ltd.	28,248	5,010,065

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Starbucks Corp.	135,163	13,177,041
Tapestry, Inc.	27,460	1,290,071
Tesla, Inc.*	330,942	86,584,356
TJX Cos., Inc.	134,799	15,844,275
Tractor Supply Co.	12,867	3,743,396
Ulta Beauty, Inc.*	5,692	2,214,871
Wynn Resorts Ltd.	11,154	1,069,446
Yum! Brands, Inc.	33,537	4,685,454

		586,466,818

CONSUMER STAPLES (5.8%)
Altria Group, Inc.	203,511	10,387,201
Archer-Daniels-Midland Co.	57,031	3,407,032
Brown-Forman Corp. Cl B	21,865	1,075,758
CONSUMER STAPLES (5.8%) (Continued)
Bunge Global S.A.	16,896	1,632,829
Campbell Soup Co.	23,494	1,149,327
Church & Dwight Co., Inc.	29,201	3,057,929
Clorox Co.	14,774	2,406,832
Coca-Cola Co.	462,655	33,246,388
Colgate-Palmolive Co.	97,459	10,117,219
Conagra Brands, Inc.	57,139	1,858,160
Constellation Brands, Inc. Cl A	18,689	4,815,968
Costco Wholesale Corp.	52,879	46,878,291
Dollar General Corp.	26,229	2,218,187

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Dollar Tree, Inc.*	24,100	1,694,712
Estee Lauder Cos., Inc. Cl A	27,794	2,770,784
General Mills, Inc.	66,392	4,903,049
Hershey Co.	17,614	3,378,013
Hormel Foods Corp.	34,662	1,098,785
J M Smucker Co.	12,695	1,537,365
Kellanova	31,999	2,582,639
Kenvue, Inc.	228,433	5,283,655
Keurig Dr Pepper, Inc.	126,163	4,728,589
Kimberly-Clark Corp.	40,173	5,715,814
Kraft Heinz Co.	105,275	3,696,205
Kroger Co.	79,205	4,538,447
Lamb Weston Hldgs., Inc.	17,137	1,109,449
McCormick & Co., Inc.	30,060	2,473,938
Molson Coors Beverage Co. Cl B	20,956	1,205,389
Mondelez International, Inc. Cl A	159,328	11,737,694
Monster Beverage Corp.*	84,122	4,388,645
PepsiCo, Inc.	163,834	27,859,972
Philip Morris International, Inc.	185,450	22,513,630
Procter & Gamble Co.	280,781	48,631,269
Sysco Corp.	58,655	4,578,609
Target Corp.	55,182	8,600,667
Tyson Foods, Inc. Cl A	34,092	2,030,520
Walgreens Boots Alliance, Inc.	85,463	765,749

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Walmart, Inc.	518,073	41,834,395

		341,909,104

ENERGY (3.3%)
APA Corp.	44,120	1,079,175
Baker Hughes Co. Cl A	118,491	4,283,450
Chevron Corp.	202,875	29,877,401
ConocoPhillips	138,509	14,582,228
ENERGY (3.3%) (Continued)
Coterra Energy, Inc.	88,178	2,111,863
Devon Energy Corp.	74,691	2,921,912
Diamondback Energy, Inc.	22,360	3,854,864
EOG Resources, Inc.	67,820	8,337,113
EQT Corp.	70,854	2,596,091
Exxon Mobil Corp.	529,920	62,117,222
Halliburton Co.	105,300	3,058,965
Hess Corp.	32,966	4,476,783
Kinder Morgan, Inc.	230,313	5,087,614
Marathon Oil Corp.	66,721	1,776,780
Marathon Petroleum Corp.	39,920	6,503,367
Occidental Petroleum Corp.	80,312	4,139,281
ONEOK, Inc.	69,666	6,348,663
Phillips 66	49,925	6,562,641
Schlumberger N.V.	169,371	7,105,113
Targa Resources Corp.	26,131	3,867,649

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Valero Energy Corp.	38,214	5,160,036
Williams Cos., Inc.	145,389	6,637,008

		192,485,219

FINANCIALS (13.9%)
Aflac, Inc.	60,118	6,721,192
Allstate Corp.	31,494	5,972,837
American Express Co.	66,988	18,167,146
American International Group, Inc.	76,808	5,624,650
Ameriprise Financial, Inc.	11,712	5,502,415
Aon PLC Cl A	25,912	8,965,293
Arch Capital Group Ltd.*	44,673	4,998,015
Arthur J. Gallagher & Co.	26,134	7,353,324
Assurant, Inc.	6,178	1,228,557
Bank of America Corp.	805,208	31,950,653
Bank of New York Mellon Corp.	88,021	6,325,189
Berkshire Hathaway, Inc. Cl B*	218,487	100,560,827
BlackRock, Inc. Cl A	16,608	15,769,462
Blackstone, Inc.	85,887	13,151,876
Brown & Brown, Inc.	28,241	2,925,768
Capital One Financial Corp.	45,547	6,819,752
Cboe Global Markets, Inc.	12,481	2,556,982
Charles Schwab Corp.	178,185	11,548,170
Chubb Ltd.	44,807	12,921,891
Cincinnati Financial Corp.	18,636	2,536,732
Citigroup, Inc.	227,553	14,244,818

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (13.9%) (Continued)
Citizens Financial Group, Inc.	53,472	2,196,095
CME Group, Inc. Cl A	42,951	9,477,138
Corpay, Inc.*	8,282	2,590,278
Discover Financial Svcs.	29,947	4,201,265
Erie Indemnity Co. Cl A	2,974	1,605,425
Everest Group Ltd.	5,162	2,022,626
FactSet Research Systems, Inc.	4,538	2,086,799
Fidelity National Information Svcs., Inc.	65,073	5,449,864
Fifth Third Bancorp	80,726	3,458,302
Fiserv, Inc.*	68,670	12,336,565
Franklin Resources, Inc.	36,804	741,601
Global Payments, Inc.	30,349	3,108,345
Globe Life, Inc.	10,713	1,134,614
Goldman Sachs Group, Inc.	37,668	18,649,803
Hartford Financial Svcs. Group, Inc.	34,950	4,110,469
Huntington Bancshares, Inc.	173,240	2,546,628
Intercontinental Exchange, Inc.	68,481	11,000,788
Invesco Ltd.	53,674	942,515
iShares Core S&P 500 ETF	115,279	66,495,233
Jack Henry & Associates, Inc.	8,696	1,535,192
JPMorgan Chase & Co.	339,359	71,557,239
KeyCorp.	110,702	1,854,259

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

KKR & Co., Inc.	80,442	10,504,116
Loews Corp.	21,732	1,717,915
M&T Bank Corp.	19,920	3,548,150
MarketAxess Hldgs., Inc.	4,503	1,153,669
Marsh & McLennan Cos., Inc.	58,655	13,085,344
Mastercard, Inc. Cl A	98,407	48,593,377
MetLife, Inc.	70,167	5,787,374
Moody’s Corp.	18,680	8,865,341
Morgan Stanley	148,588	15,488,813
MSCI, Inc. Cl A	9,382	5,469,049
Nasdaq, Inc.	49,358	3,603,628
Northern Trust Corp.	24,051	2,165,312
PayPal Hldgs., Inc.*	121,940	9,514,978
PNC Financial Svcs. Group, Inc.	47,412	8,764,108
Principal Financial Group, Inc.	25,413	2,182,977
Progressive Corp.	69,856	17,726,659
Prudential Financial, Inc.	42,582	5,156,680
Raymond James Financial, Inc.	22,108	2,707,346
Regions Financial Corp.	109,152	2,546,516
FINANCIALS (13.9%) (Continued)
S&P Global, Inc.	38,192	19,730,751
State Street Corp.	35,619	3,151,213
Synchrony Financial	47,141	2,351,393
T. Rowe Price Group, Inc.	26,551	2,892,200

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Travelers Cos., Inc.	27,187	6,365,020
Truist Financial Corp.	159,727	6,831,524
U.S. Bancorp	186,125	8,511,496
Visa, Inc. Cl A	199,242	54,781,588
Wells Fargo & Co.	405,986	22,934,149
Willis Towers Watson PLC	12,114	3,567,936
WR Berkley Corp.	35,859	2,034,281

		816,679,495

HEALTH CARE (11.4%)
Abbott Laboratories	207,527	23,660,153
AbbVie, Inc.	210,682	41,605,481
Agilent Technologies, Inc.	34,800	5,167,104
Align Technology, Inc.*	8,375	2,129,930
Amgen, Inc.	64,091	20,650,761
Baxter International, Inc.	60,852	2,310,550
Becton Dickinson & Co.	34,476	8,312,164
Biogen, Inc.*	17,374	3,367,776
Bio-Techne Corp.	18,797	1,502,444
Boston Scientific Corp.*	175,648	14,719,302
Bristol-Myers Squibb Co.	241,819	12,511,715
Cardinal Health, Inc.	29,085	3,214,474
Catalent, Inc.*	21,587	1,307,525
Cencora, Inc.	20,807	4,683,240
Centene Corp.*	62,743	4,723,293

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Charles River Laboratories International, Inc.*	6,159	1,213,138
Cigna Group	33,344	11,551,695
Cooper Cos., Inc.*	23,751	2,620,685
CVS Health Corp.	150,046	9,434,893
Danaher Corp.	76,667	21,314,959
DaVita, Inc.*	5,504	902,271
Dexcom, Inc.*	47,796	3,204,244
Edwards Lifesciences Corp.*	71,852	4,741,514
Elevance Health, Inc.	27,659	14,382,680
Eli Lilly & Co.	94,091	83,358,981
GE HealthCare Technologies, Inc.	54,473	5,112,291
Gilead Sciences, Inc.	148,497	12,449,989
HCA Healthcare, Inc.	22,163	9,007,708
HEALTH CARE (11.4%) (Continued)
Henry Schein, Inc.*	15,114	1,101,811
Hologic, Inc.*	27,705	2,256,849
Humana, Inc.	14,361	4,548,703
IDEXX Laboratories, Inc.*	9,818	4,960,250
Incyte Corp.*	19,067	1,260,329
Insulet Corp.*	8,363	1,946,488
Intuitive Surgical, Inc.*	42,308	20,784,651
IQVIA Hldgs., Inc.*	20,657	4,895,089
Johnson & Johnson	287,125	46,531,478
Labcorp Hldgs., Inc.	10,015	2,238,152

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

McKesson Corp.	15,468	7,647,689
Medtronic PLC	152,983	13,773,060
Merck & Co., Inc.	302,341	34,333,844
Mettler-Toledo International, Inc.*	2,531	3,795,741
Moderna, Inc.*	40,347	2,696,390
Molina Healthcare, Inc.*	6,990	2,408,474
Pfizer, Inc.	675,897	19,560,459
Quest Diagnostics, Inc.	13,278	2,061,410
Regeneron Pharmaceuticals, Inc.*	12,658	13,306,596
ResMed, Inc.	17,526	4,278,447
Revvity, Inc.	14,712	1,879,458
Solventum Corp.*	16,481	1,149,055
STERIS PLC	11,763	2,852,998
Stryker Corp.	40,894	14,773,366
Teleflex, Inc.	5,620	1,389,938
Thermo Fisher Scientific, Inc.	45,563	28,183,905
UnitedHealth Group, Inc.	110,141	64,397,240
Universal Health Svcs., Inc. Cl B	7,093	1,624,368
Vertex Pharmaceuticals, Inc.*	30,786	14,317,953
Viatris, Inc.	142,358	1,652,776
Waters Corp.*	7,081	2,548,381
West Pharmaceutical Svcs., Inc.	8,653	2,597,285
Zimmer Biomet Hldgs., Inc.	24,291	2,622,214
Zoetis, Inc. Cl A	54,038	10,557,944

		674,093,751

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (8.4%)
3M Co.	65,525	8,957,268
Allegion PLC	10,393	1,514,676
Amentum Hldgs., Inc.*	14,935	481,654
AMETEK, Inc.	27,617	4,742,115
AO Smith Corp.	14,309	1,285,377
INDUSTRIALS (8.4%) (Continued)
Automatic Data Processing, Inc.	48,640	13,460,147
Axon Enterprise, Inc.*	8,563	3,421,775
Boeing Co.*	69,818	10,615,129
Broadridge Financial Solutions, Inc.	13,921	2,993,433
Builders FirstSource, Inc.*	13,891	2,692,909
Carrier Global Corp.	100,139	8,060,188
Caterpillar, Inc.	57,837	22,621,207
CH Robinson Worldwide, Inc.	13,989	1,543,966
Cintas Corp.	40,866	8,413,492
Copart, Inc.*	104,449	5,473,128
CSX Corp.	231,244	7,984,855
Cummins, Inc.	16,347	5,292,995
Dayforce, Inc.*	18,858	1,155,053
Deere & Co.	30,568	12,756,943
Delta Air Lines, Inc.	76,486	3,884,724
Dover Corp.	16,396	3,143,769

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Eaton Corp. PLC	47,484	15,738,097
Emerson Electric Co.	68,309	7,470,955
Equifax, Inc.	14,759	4,337,080
Expeditors International of Washington, Inc.	16,834	2,211,988
Fastenal Co.	68,303	4,878,200
FedEx Corp.	26,881	7,356,792
Fortive Corp.	41,788	3,298,327
GE Vernova, Inc.*	32,778	8,357,734
Generac Hldgs., Inc.*	7,175	1,139,964
General Dynamics Corp.	30,758	9,295,068
General Electric Co.	129,332	24,389,429
Honeywell International, Inc.	77,671	16,055,372
Howmet Aerospace, Inc.	48,681	4,880,270
Hubbell, Inc. Cl B	6,403	2,742,725
Huntington Ingalls Industries, Inc.	4,678	1,236,770
IDEX Corp.	9,030	1,936,935
Illinois Tool Works, Inc.	32,226	8,445,468
Ingersoll Rand, Inc.	48,126	4,724,048
Jacobs Solutions, Inc.	14,935	1,954,992
JB Hunt Transport Svcs., Inc.	9,610	1,656,091
Johnson Controls International PLC	79,678	6,183,810
L-3 Harris Technologies, Inc.	22,628	5,382,522
Leidos Hldgs., Inc.	16,069	2,619,247
Lockheed Martin Corp.	25,303	14,791,122
Masco Corp.	26,032	2,185,126

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (8.4%) (Continued)
Nordson Corp.	6,490	1,704,469
Norfolk Southern Corp.	26,968	6,701,548
Northrop Grumman Corp.	16,397	8,658,764
Old Dominion Freight Line, Inc.	22,493	4,468,010
Otis Worldwide Corp.	47,777	4,965,941
PACCAR, Inc.	62,527	6,170,164
Parker-Hannifin Corp.	15,332	9,687,064
Paychex, Inc.	38,230	5,130,084
Paycom Software, Inc.	5,804	966,772
Pentair PLC	19,740	1,930,375
Quanta Svcs., Inc.	17,572	5,239,092
Republic Svcs., Inc. Cl A	24,350	4,890,454
Rockwell Automation, Inc.	13,534	3,633,338
Rollins, Inc.	33,505	1,694,683
RTX Corp.	158,665	19,223,851
Snap-on, Inc.	6,284	1,820,538
Southwest Airlines Co.	71,465	2,117,508
Stanley Black & Decker, Inc.	18,364	2,022,427
Textron, Inc.	22,348	1,979,586
Trane Technologies PLC	26,917	10,463,445
TransDigm Group, Inc.	6,693	9,551,781
Uber Technologies, Inc.*	250,590	18,834,344

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Union Pacific Corp.	72,663	17,909,976
United Airlines Hldgs., Inc.*	39,222	2,238,007
United Parcel Svc., Inc. Cl B	87,371	11,912,162
United Rentals, Inc.	7,943	6,431,685
Veralto Corp.	29,473	3,296,850
Verisk Analytics, Inc. Cl A	16,988	4,552,105
Waste Management, Inc.	43,559	9,042,848
Westinghouse Air Brake Technologies Corp.	20,896	3,798,266
WW Grainger, Inc.	5,299	5,504,654
Xylem, Inc.	28,972	3,912,089

		494,215,815

INFORMATION TECHNOLOGY (31.3%)
Accenture PLC Cl A	74,713	26,409,551
Adobe, Inc.*	52,887	27,383,831
Advanced Micro Devices, Inc.*	193,045	31,674,824
Akamai Technologies, Inc.*	18,074	1,824,570
Amphenol Corp. Cl A	143,642	9,359,713
Analog Devices, Inc.	59,187	13,623,072
ANSYS, Inc.*	10,424	3,321,399
INFORMATION TECHNOLOGY (31.3%) (Continued)
Apple, Inc.	1,813,478	422,540,374
Applied Materials, Inc.	98,757	19,953,852
Arista Networks, Inc.*	30,725	11,792,869
Autodesk, Inc.*	25,697	7,079,009

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Broadcom, Inc.	555,212	95,774,070
Cadence Design Systems, Inc.*	32,659	8,851,569
CDW Corp.	15,933	3,605,638
Cisco Systems, Inc.	480,539	25,574,286
Cognizant Technology Solutions Corp. Cl A	59,120	4,562,882
Corning, Inc.	91,858	4,147,389
Crowdstrike Hldgs., Inc. Cl A*	27,539	7,723,863
Dell Technologies, Inc. Cl C	34,312	4,067,344
Enphase Energy, Inc.*	16,153	1,825,612
EPAM Systems, Inc.*	6,791	1,351,613
F5, Inc.*	6,952	1,530,830
Fair Isaac Corp.*	2,925	5,684,796
First Solar, Inc.*	12,769	3,185,099
Fortinet, Inc.*	75,725	5,872,474
Gartner, Inc.*	9,192	4,658,138
Gen Digital, Inc.	64,607	1,772,170
GoDaddy, Inc. Cl A*	16,815	2,636,256
Hewlett Packard Enterprise Co.	155,019	3,171,689
HP, Inc.	116,718	4,186,675
Intel Corp.	508,948	11,939,920
International Business Machines Corp.	109,871	24,290,281
Intuit, Inc.	33,344	20,706,624
Jabil, Inc.	13,532	1,621,539
Juniper Networks, Inc.	39,261	1,530,394

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Keysight Technologies, Inc.*	20,819	3,308,764
KLA Corp.	16,034	12,416,890
Lam Research Corp.	15,551	12,690,860
Microchip Technology, Inc.	63,992	5,137,918
Micron Technology, Inc.	132,258	13,716,477
Microsoft Corp.	886,579	381,494,944
Monolithic Power Systems, Inc.	5,815	5,375,967
Motorola Solutions, Inc.	19,901	8,948,087
NetApp, Inc.	24,519	3,028,342
NVIDIA Corp.	2,934,174	356,326,090
NXP Semiconductors N.V.	30,384	7,292,464
ON Semiconductor Corp.*	51,093	3,709,863
Oracle Corp.	190,650	32,486,760
INFORMATION TECHNOLOGY (31.3%) (Continued)
Palantir Technologies, Inc. Cl A*	240,194	8,935,217
Palo Alto Networks, Inc.*	38,622	13,201,000
PTC, Inc.*	14,330	2,588,858
Qorvo, Inc.*	11,315	1,168,839
QUALCOMM, Inc.	132,873	22,595,054
Roper Technologies, Inc.	12,787	7,115,198
Salesforce, Inc.	115,578	31,634,854
Seagate Technology Hldgs. PLC	25,046	2,743,288
ServiceNow, Inc.*	24,571	21,976,057
Skyworks Solutions, Inc.	19,051	1,881,667

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Super Micro Computer, Inc.*	6,007	2,501,315
Synopsys, Inc.*	18,275	9,254,277
TE Connectivity PLC*	36,251	5,473,538
Teledyne Technologies, Inc.*	5,581	2,442,580
Teradyne, Inc.	19,462	2,606,546
Texas Instruments, Inc.	108,904	22,496,299
Trimble, Inc.*	29,128	1,808,557
Tyler Technologies, Inc.*	5,090	2,971,135
VeriSign, Inc.*	10,012	1,901,879
Western Digital Corp.*	38,947	2,659,691
Zebra Technologies Corp. Cl A*	6,153	2,278,579

		1,841,402,069

MATERIALS (2.2%)
Air Products & Chemicals, Inc.	26,517	7,895,172
Albemarle Corp.	14,019	1,327,739
Amcor PLC	172,394	1,953,224
Avery Dennison Corp.	9,604	2,120,179
Ball Corp.	36,208	2,458,885
Celanese Corp. Cl A	13,032	1,771,831
CF Industries Hldgs., Inc.	21,519	1,846,330
Corteva, Inc.	82,568	4,854,173
Dow, Inc.	83,603	4,567,232
DuPont de Nemours, Inc.	49,797	4,437,411
Eastman Chemical Co.	13,944	1,561,031

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Ecolab, Inc.	30,206	7,712,498
FMC Corp.	14,889	981,781
Freeport-McMoRan, Inc.	171,382	8,555,389
International Flavors & Fragrances, Inc.	30,494	3,199,735
International Paper Co.	41,433	2,024,002
Linde PLC	57,338	27,342,199
LyondellBasell Industries N.V. Cl A	31,020	2,974,818
MATERIALS (2.2%) (Continued)
Martin Marietta Materials, Inc.	7,290	3,923,843
Mosaic Co.	38,006	1,017,801
Newmont Corp.	136,860	7,315,167
Nucor Corp.	28,309	4,255,975
Packaging Corp. of America	10,636	2,290,994
PPG Industries, Inc.	27,827	3,685,964
Sherwin-Williams Co.	27,682	10,565,389
Smurfit WestRock PLC	58,850	2,908,367
Steel Dynamics, Inc.	17,117	2,158,111
Vulcan Materials Co.	15,752	3,944,773

		129,650,013

REAL ESTATE (2.3%)
Alexandria Real Estate Equities, Inc.	18,570	2,205,188
American Tower Corp.	55,712	12,956,383
AvalonBay Communities, Inc.	16,941	3,815,960
BXP, Inc.	17,331	1,394,452

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Camden Property Trust	12,719	1,571,178
CBRE Group, Inc. Cl A*	35,928	4,472,317
CoStar Group, Inc.*	48,882	3,687,658
Crown Castle, Inc.	51,834	6,149,067
Digital Realty Trust, Inc.	36,709	5,940,617
Equinix, Inc.	11,325	10,052,410
Equity Residential	40,695	3,030,150
Essex Property Trust, Inc.	7,659	2,262,622
Extra Space Storage, Inc.	25,278	4,554,843
Federal Realty Investment Trust	8,973	1,031,626
Healthpeak Properties, Inc.	83,944	1,919,799
Host Hotels & Resorts, Inc.	83,784	1,474,598
Invitation Homes, Inc.	67,953	2,396,023
Iron Mountain, Inc.	34,988	4,157,624
Kimco Realty Corp.	80,404	1,866,981
Mid-America Apartment Communities, Inc.	13,941	2,215,225
Prologis, Inc.	110,439	13,946,237
Public Storage	18,788	6,836,390
Realty Income Corp.	103,874	6,587,689
Regency Centers Corp.	19,484	1,407,329
SBA Communications Corp. Cl A	12,819	3,085,533
Simon Property Group, Inc.	36,555	6,178,526
UDR, Inc.	35,800	1,623,172
Ventas, Inc.	49,279	3,160,262
VICI Properties, Inc. Cl A	124,902	4,160,486

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (2.3%) (Continued)
Welltower, Inc.	69,024	8,837,143
Weyerhaeuser Co.	86,751	2,937,389

		135,914,877

UTILITIES (2.5%)
AES Corp.	84,796	1,701,008
Alliant Energy Corp.	30,595	1,856,811
Ameren Corp.	31,825	2,783,414
American Electric Power Co., Inc.	63,468	6,511,817
American Water Works Co., Inc.	23,243	3,399,056
Atmos Energy Corp.	18,515	2,568,216
CenterPoint Energy, Inc.	77,734	2,286,934
CMS Energy Corp.	35,632	2,516,688
Consolidated Edison, Inc.	41,250	4,295,363
Constellation Energy Corp.	37,297	9,697,966
Dominion Energy, Inc.	100,065	5,782,756
DTE Energy Co.	24,693	3,170,828
Duke Energy Corp.	92,081	10,616,939
Edison International	46,062	4,011,540
Entergy Corp.	25,503	3,356,450
Evergy, Inc.	27,406	1,699,446
Eversource Energy	42,627	2,900,767
Exelon Corp.	119,276	4,836,642

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FirstEnergy Corp.	61,138	2,711,470
NextEra Energy, Inc.	245,056	20,714,584
NiSource, Inc.	53,497	1,853,671
NRG Energy, Inc.	24,617	2,242,609
PG&E Corp.	254,947	5,040,302
Pinnacle West Capital Corp.	13,545	1,199,952
PPL Corp.	87,995	2,910,875
Public Svc. Enterprise Group, Inc.	59,419	5,300,769
Sempra	75,519	6,315,654
Southern Co.	130,419	11,761,185
Vistra Corp.	40,978	4,857,532
WEC Energy Group, Inc.	37,701	3,626,082
Xcel Energy, Inc.	66,497	4,342,254

		146,869,580

TOTAL COMMON STOCKS (Cost: $2,750,403,601)		5,874,489,182

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.2%):
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill	A-1+	4.64	11/12/24	$4,500,000	$4,475,764
U.S. Treasury Bill (1)	A-1+	4.91	10/08/24	2,500,000	2,497,619

					6,973,383

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	4.35	10/01/24	2,000,000	2,000,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,973,383)					8,973,383

TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	103,899	103,899

TOTAL TEMPORARY CASH INVESTMENT (Cost: $103,899)					103,899

TOTAL INVESTMENTS (Cost: $2,759,480,883) 100.0%					5,883,566,464

OTHER NET ASSETS 0.0% (2)					871,668

NET ASSETS 100.0%					$5,884,438,132

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Information on futures contracts outstanding in the Fund as of September 30, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	4	P	December 2024	$1,162,850	$9,800	0.0%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.4%):
COMMUNICATION SERVICES (5.7%)
Alphabet, Inc. Cl A	21,670	$3,593,969
Alphabet, Inc. Cl C	17,765	2,970,130
AT&T, Inc.	26,520	583,440
Charter Communications, Inc. Cl A*	359	116,345
Comcast Corp. Cl A	14,288	596,810
Electronic Arts, Inc.	890	127,662
Fox Corp. Cl A	9,408	398,241
Fox Corp. Cl B	488	18,934
IMAX Corp.*	14,573	298,892
Interpublic Group of Cos., Inc.	1,390	43,966
Live Nation Entertainment, Inc.*	579	63,395
Match Group, Inc.*	954	36,099
Meta Platforms, Inc. Cl A	8,081	4,625,888
Netflix, Inc.*	1,588	1,126,321
News Corp. Cl A	1,400	37,282
News Corp. Cl B	416	11,627
Omnicom Group, Inc.	724	74,854
Paramount Global Cl B	2,199	23,353
Take-Two Interactive Software, Inc.*	5,215	801,598
TEGNA, Inc.	25,380	400,496
T-Mobile US, Inc.	1,813	374,131
Verizon Communications, Inc.	15,570	699,249
Walt Disney Co.	6,708	645,242
Warner Bros Discovery, Inc.*	21,065	173,786

		17,841,710

CONSUMER DISCRETIONARY (9.6%)
Airbnb, Inc. Cl A*	1,628	206,447
Amazon.com, Inc.*	34,548	6,437,329
Aptiv PLC*	983	70,786
AutoZone, Inc.*	207	652,058
Best Buy Co., Inc.	726	74,996
Bloomin’ Brands, Inc.	12,900	213,237
Booking Hldgs., Inc.	124	522,303
BorgWarner, Inc.	843	30,592
Caesars Entertainment, Inc.*	801	33,434
CarMax, Inc.*	578	44,726
Carnival Corp.*	3,737	69,060
Champion Homes, Inc.*	6,315	598,978

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY (9.6%) (continued)
Chipotle Mexican Grill, Inc. Cl A*	5,066	291,903
Darden Restaurants, Inc.	3,613	593,002
Deckers Outdoor Corp.*	564	89,930
Domino’s Pizza, Inc.	130	55,918
DR Horton, Inc.	1,086	207,176
eBay, Inc.	1,809	117,784
Expedia Group, Inc.*	462	68,385
First Watch Restaurant Group, Inc.*	25,954	404,882
Five Below, Inc.*	4,310	380,788
Ford Motor Co.	14,441	152,497
Garmin Ltd.	569	100,161
General Motors Co.	4,157	186,400
Genuine Parts Co.	516	72,075
Golden Entertainment, Inc.	16,820	534,708
Hasbro, Inc.	485	35,075
Hilton Worldwide Hldgs., Inc.	912	210,216
Home Depot, Inc.	3,668	1,486,274
Las Vegas Sands Corp.	1,308	65,845
Lennar Corp. Cl A	894	167,607
LKQ Corp.	974	38,882
Lowe’s Cos., Inc.	2,108	570,952
Lululemon Athletica, Inc.*	426	115,595
Marriott International, Inc. Cl A	865	215,039
McDonald’s Corp.	2,654	808,169
MGM Resorts International*	854	33,383
Mohawk Industries, Inc.*	194	31,172
Murphy USA, Inc.	1,280	630,874
NIKE, Inc. Cl B	4,444	392,850
Norwegian Cruise Line Hldgs. Ltd.*	1,626	33,349
NVR, Inc.*	96	941,933
Ollie’s Bargain Outlet Hldgs., Inc.*	10,791	1,048,885
OneSpaWorld Hldgs. Ltd.	38,587	637,071
O’Reilly Automotive, Inc.*	215	247,594
Pool Corp.	142	53,506
PulteGroup, Inc.	768	110,231
Ralph Lauren Corp. Cl A	148	28,693
Ross Stores, Inc.	1,234	185,729
Royal Caribbean Cruises Ltd.	876	155,367
Starbucks Corp.	4,192	408,678
Tapestry, Inc.	852	40,027
Taylor Morrison Home Corp. Cl A*	25,576	1,796,970

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY (9.6%) (continued)
Tesla, Inc.*	10,262	2,684,847
TJX Cos., Inc.	4,180	491,317
Tractor Supply Co.	4,380	1,274,273
Ulta Beauty, Inc.*	177	68,874
Vail Resorts, Inc.	5,880	1,024,825
Valvoline, Inc.*	13,736	574,852
Wyndham Hotels & Resorts, Inc.	15,332	1,198,042
Wynn Resorts Ltd.	346	33,174
Xponential Fitness, Inc. Cl A*	5,784	71,722
Yum! Brands, Inc.	1,040	145,298

		30,266,745

CONSUMER STAPLES (5.0%)
Altria Group, Inc.	6,311	322,113
Archer-Daniels-Midland Co.	1,769	105,680
Brown-Forman Corp. Cl B	678	33,358
Bunge Global S.A.	524	50,639
Campbell Soup Co.	729	35,663
Church & Dwight Co., Inc.	6,355	665,496
Clorox Co.	459	74,776
Coca-Cola Co.	14,347	1,030,975
Coca-Cola Consolidated, Inc.	195	256,698
Colgate-Palmolive Co.	3,023	313,818
Conagra Brands, Inc.	1,772	57,625
Constellation Brands, Inc. Cl A	4,034	1,039,522
Costco Wholesale Corp.	1,640	1,453,893
Crimson Wine Group Ltd.*	37,737	238,121
Dollar General Corp.	814	68,840
Dollar Tree, Inc.*	748	52,599
Estee Lauder Cos., Inc. Cl A	862	85,933
Freshpet, Inc.*	7,182	982,282
General Mills, Inc.	2,059	152,057
Hershey Co.	547	104,904
Hormel Foods Corp.	1,075	34,078
J M Smucker Co.	394	47,713
Kellanova	992	80,064
Kenvue, Inc.	16,047	371,167
Keurig Dr Pepper, Inc.	3,912	146,622
Kimberly-Clark Corp.	1,246	177,281
Kraft Heinz Co.	3,264	114,599
Kroger Co.	2,457	140,786
Lamb Weston Hldgs., Inc.	3,183	206,067

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER STAPLES (5.0%) (continued)
McCormick & Co., Inc.	933	76,786
MGP Ingredients, Inc.	4,205	350,066
Molson Coors Beverage Co. Cl B	650	37,388
Mondelez International, Inc. Cl A	4,941	364,004
Monster Beverage Corp.*	2,609	136,112
Nomad Foods Ltd.	14,352	273,549
PepsiCo, Inc.	5,081	864,024
Performance Food Group Co.*	9,952	779,938
Philip Morris International, Inc.	5,751	698,171
Procter & Gamble Co.	8,707	1,508,052
Simply Good Foods Co.*	12,417	431,739
Sysco Corp.	1,819	141,991
Target Corp.	1,712	266,832
Tyson Foods, Inc. Cl A	1,058	63,015
Walgreens Boots Alliance, Inc.	2,651	23,753
Walmart, Inc.	16,064	1,297,168

		15,755,957

ENERGY (4.2%)
APA Corp.	1,368	33,461
Baker Hughes Co. Cl A	31,771	1,148,522
Cheniere Energy, Inc.	3,187	573,150
Chesapeake Energy Corp.	4,936	405,986
Chevron Corp.	6,291	926,476
ConocoPhillips	4,295	452,178
Coterra Energy, Inc.	2,735	65,503
Devon Energy Corp.	11,394	445,733
Diamondback Energy, Inc.	693	119,473
EOG Resources, Inc.	2,103	258,522
EQT Corp.	2,198	80,535
Exxon Mobil Corp.	16,432	1,926,159
Halliburton Co.	3,266	94,877
Hess Corp.	2,358	320,216
Kinder Morgan, Inc.	7,142	157,767
Liberty Energy, Inc. Cl A	30,836	588,659
Marathon Oil Corp.	2,069	55,097
Marathon Petroleum Corp.	1,238	201,683
MPLX LP*	5,027	223,500
Murphy Oil Corp.	10,148	342,394
Noble Corp. PLC	4,449	160,787
Northern Oil & Gas, Inc.	30,171	1,068,355
Occidental Petroleum Corp.	2,491	128,386

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

ENERGY (4.2%) (continued)
ONEOK, Inc.	2,161	196,932
Ovintiv, Inc.	11,439	438,228
Permian Resources Corp. Cl A	29,526	401,849
Phillips 66	1,549	203,616
Schlumberger N.V.	5,252	220,321
Southwestern Energy Co.*	62,125	441,709
Targa Resources Corp.	811	120,036
Valaris Ltd.*	3,448	192,226
Valero Energy Corp.	1,185	160,011
Williams Cos., Inc.	23,103	1,054,652

		13,206,999

FINANCIALS (14.9%)
Aflac, Inc.	1,865	208,507
Allstate Corp.	977	185,288
American Express Co.	2,078	563,554
American Financial Group, Inc.	7,652	1,029,959
American International Group, Inc.	2,382	174,434
Ameriprise Financial, Inc.	3,661	1,719,974
Aon PLC Cl A	804	278,176
Arch Capital Group Ltd.*	4,128	461,841
Arthur J. Gallagher & Co.	811	228,191
Assurant, Inc.	192	38,181
Bank of America Corp.	24,969	990,770
Bank of New York Mellon Corp.	2,730	196,178
Banner Corp.	10,080	600,365
Berkshire Hathaway, Inc. Cl B*	6,774	3,117,801
BlackRock, Inc. Cl A	515	488,998
Blackstone, Inc.	2,663	407,785
Brown & Brown, Inc.	8,620	893,032
Capital One Financial Corp.	1,413	211,568
Cboe Global Markets, Inc.	387	79,285
Charles Schwab Corp.	5,526	358,140
Chubb Ltd.	1,390	400,862
Cincinnati Financial Corp.	578	78,677
Citigroup, Inc.	7,057	441,768
Citizens Financial Group, Inc.	1,659	68,135
CME Group, Inc. Cl A	1,332	293,906
Corpay, Inc.*	257	80,379
Discover Financial Svcs.	929	130,329
East West Bancorp, Inc.	4,450	368,193
Enterprise Financial Svcs. Corp.	9,757	500,144

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (14.9%) (continued)
Erie Indemnity Co. Cl A	92	49,663
Essent Group Ltd.	11,628	747,564
Everest Group Ltd.	2,888	1,131,605
FactSet Research Systems, Inc.	141	64,839
Fidelity National Information Svcs., Inc.	2,018	169,007
Fifth Third Bancorp	20,599	882,461
First Financial Bankshares, Inc.	22,855	845,864
Fiserv, Inc.*	2,130	382,655
Franklin Resources, Inc.	1,141	22,991
German American Bancorp, Inc.	11,417	442,409
Global Payments, Inc.	942	96,480
Globe Life, Inc.	332	35,162
Goldman Sachs Group, Inc.	1,168	578,288
Goosehead Insurance, Inc. Cl A*	3,384	302,191
Hancock Whitney Corp.	11,525	589,734
Hartford Financial Svcs. Group, Inc.	9,930	1,167,867
Home BancShares, Inc.	15,646	423,850
Houlihan Lokey, Inc. Cl A	2,119	334,844
Huntington Bancshares, Inc.	5,372	78,968
Intercontinental Exchange, Inc.	2,124	341,199
Invesco Ltd.	1,665	29,237
iShares Core S&P 500 ETF	3,083	1,778,336
iShares Micro-Cap ETF	2,527	311,630
iShares Russell 2000 Growth ETF	551	156,484
Jack Henry & Associates, Inc.	270	47,666
Janus Henderson Group PLC	13,941	530,734
JPMorgan Chase & Co.	10,523	2,218,880
KeyCorp.	3,433	57,503
KKR & Co., Inc.	2,494	325,667
Loews Corp.	674	53,280
M&T Bank Corp.	4,896	872,076
MarketAxess Hldgs., Inc.	140	35,868
Marsh & McLennan Cos., Inc.	1,819	405,801
Mastercard, Inc. Cl A	3,052	1,507,078
MetLife, Inc.	2,176	179,476
Moelis & Co. Cl A	4,636	317,612
Moody’s Corp.	580	275,262
Morgan Stanley	4,608	480,338
MSCI, Inc. Cl A	291	169,633
Nasdaq, Inc.	1,531	111,778
Northern Trust Corp.	746	67,162

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (14.9%) (continued)
PayPal Hldgs., Inc.*	3,782	295,109
PJT Partners, Inc. Cl A	3,161	421,488
PNC Financial Svcs. Group, Inc.	1,471	271,914
Primerica, Inc.	4,388	1,163,478
Principal Financial Group, Inc.	789	67,775
Progressive Corp.	2,167	549,898
Prudential Financial, Inc.	1,321	159,973
Raymond James Financial, Inc.	6,282	769,294
Regions Financial Corp.	3,385	78,972
Reinsurance Group of America, Inc. Cl A	1,823	397,177
S&P Global, Inc.	1,185	612,195
Selective Insurance Group, Inc.	9,692	904,264
ServisFirst Bancshares, Inc.	10,317	830,003
Skyward Specialty Insurance Group, Inc.*	12,444	506,844
Starwood Property Trust, Inc.	35,700	727,566
State Street Corp.	1,105	97,759
Stifel Financial Corp.	2,765	259,634
Stock Yards Bancorp, Inc.	9,784	606,510
Synchrony Financial	1,462	72,925
T. Rowe Price Group, Inc.	824	89,758
Travelers Cos., Inc.	844	197,597
TriCo Bancshares	9,435	402,403
Truist Financial Corp.	4,953	211,840
U.S. Bancorp	5,772	263,954
UMB Financial Corp.	5,560	584,412
Visa, Inc. Cl A	6,178	1,698,641
W.R. Berkley Corp.	1,112	63,084
Wells Fargo & Co.	12,589	711,153
Willis Towers Watson PLC	376	110,743
Wintrust Financial Corp.	5,039	546,883

		46,886,808

HEALTH CARE (12.1%)
Abbott Laboratories	6,436	733,768
AbbVie, Inc.	6,533	1,290,137
Addus HomeCare Corp.*	3,920	521,478
Agilent Technologies, Inc.	4,531	672,763
Align Technology, Inc.*	260	66,123
Alnylam Pharmaceuticals, Inc.*	1,259	346,263
Amgen, Inc.	1,988	640,553
Amicus Therapeutics, Inc.*	17,604	188,011
AMN Healthcare Svcs., Inc.*	2,988	126,661

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (12.1%) (continued)
Amphastar Pharmaceuticals, Inc.*	6,140	297,974
Annexon, Inc.*	46,728	276,630
Apellis Pharmaceuticals, Inc.*	1,929	55,632
Avidity Biosciences, Inc.*	11,719	538,254
Axsome Therapeutics, Inc.*	2,807	252,265
Baxter International, Inc.	1,887	71,649
Becton Dickinson & Co.	1,070	257,977
Biogen, Inc.*	842	163,213
BioLife Solutions, Inc.*	27,437	687,022
Bio-Techne Corp.	2,966	237,072
Blueprint Medicines Corp.*	2,282	211,085
Boston Scientific Corp.*	5,447	456,459
Bristol-Myers Squibb Co.	7,499	387,998
Cardinal Health, Inc.	902	99,689
Catalent, Inc.*	670	40,582
Cencora, Inc.	645	145,177
Centene Corp.*	5,413	407,491
Charles River Laboratories International, Inc.*	191	37,621
Cigna Group	1,034	358,219
Collegium Pharmaceutical, Inc.*	4,123	159,313
CONMED Corp.	1,898	136,504
Cooper Cos., Inc.*	737	81,321
Corcept Therapeutics, Inc.*	17,231	797,451
CVS Health Corp.	4,653	292,581
Danaher Corp.	2,378	661,132
DaVita, Inc.*	171	28,032
Dexcom, Inc.*	6,503	435,961
Dyne Therapeutics, Inc.*	3,435	123,385
Edwards Lifesciences Corp.*	2,229	147,092
Elevance Health, Inc.	858	446,160
Eli Lilly & Co.	2,918	2,585,173
Encompass Health Corp.	6,721	649,517
Envista Hldgs. Corp.*	14,976	295,926
Fortrea Hldgs., Inc.*	47,397	947,940
GE HealthCare Technologies, Inc.	1,689	158,513
Gilead Sciences, Inc.	4,605	386,083
Halozyme Therapeutics, Inc.*	6,379	365,134
HCA Healthcare, Inc.	688	279,624
HealthEquity, Inc.*	7,885	645,387
Henry Schein, Inc.*	469	34,190
Hologic, Inc.*	860	70,056

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (12.1%) (continued)
Humana, Inc.	1,179	373,436
IDEXX Laboratories, Inc.*	1,013	511,788
Incyte Corp.*	592	39,131
Insmed, Inc.*	5,476	399,748
Insulet Corp.*	1,018	236,939
Intra-Cellular Therapies, Inc.*	3,114	227,851
Intuitive Surgical, Inc.*	1,312	644,546
IQVIA Hldgs., Inc.*	641	151,898
iRhythm Technologies, Inc.*	1,470	109,133
Johnson & Johnson	8,904	1,442,982
Krystal Biotech, Inc.*	2,324	423,038
Labcorp Hldgs., Inc.	311	69,502
Lantheus Hldgs., Inc.*	2,921	320,580
LeMaitre Vascular, Inc.	2,148	199,528
Madrigal Pharmaceuticals, Inc.*	806	171,049
McKesson Corp.	480	237,322
Medtronic PLC	4,744	427,102
Merck & Co., Inc.	9,376	1,064,739
Mettler-Toledo International, Inc.*	79	118,476
Moderna, Inc.*	1,251	83,604
Molina Healthcare, Inc.*	217	74,770
Neogen Corp.*	20,325	341,663
Omnicell, Inc.*	7,996	348,626
Option Care Health, Inc.*	5,192	162,510
Orthofix Medical, Inc.*	12,013	187,643
OrthoPediatrics Corp.*	7,742	209,886
Penumbra, Inc.*	585	113,671
Pfizer, Inc.	20,959	606,553
Quest Diagnostics, Inc.	412	63,963
Regeneron Pharmaceuticals, Inc.*	393	413,137
Repligen Corp.*	2,455	365,353
ResMed, Inc.	544	132,801
Revvity, Inc.	457	58,382
Roivant Sciences Ltd.*	9,326	107,622
Simulations Plus, Inc.	5,856	187,509
Solventum Corp.*	512	35,697
SpringWorks Therapeutics, Inc.*	8,094	259,332
STERIS PLC	365	88,527
Stryker Corp.	1,268	458,078
Supernus Pharmaceuticals, Inc.*	13,847	431,749
Tactile Systems Technology, Inc.*	8,275	120,898

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (12.1%) (continued)
Tarsus Pharmaceuticals, Inc.*	9,203	302,687
Teleflex, Inc.	2,610	645,505
Tenet Healthcare Corp.*	2,137	355,169
Thermo Fisher Scientific, Inc.	1,413	874,039
Ultragenyx Pharmaceutical, Inc.*	3,781	210,035
UnitedHealth Group, Inc.	3,416	1,997,267
Universal Health Svcs., Inc. Cl B	220	50,382
Vaxcyte, Inc.*	3,574	408,401
Veeva Systems, Inc. Cl A*	2,246	471,368
Vericel Corp.*	8,832	373,152
Vertex Pharmaceuticals, Inc.*	955	444,151
Viatris, Inc.	4,415	51,258
Waters Corp.*	220	79,176
West Pharmaceutical Svcs., Inc.	269	80,743
Zimmer Biomet Hldgs., Inc.	1,863	201,111
Zoetis, Inc. Cl A	1,676	327,457

		38,186,904

INDUSTRIALS (12.7%)
3M Co.	2,032	277,774
Advanced Drainage Systems, Inc.	2,319	364,454
Allegion PLC	323	47,074
Amentum Hldgs., Inc.*	3,122	100,685
AMETEK, Inc.	2,048	351,662
AO Smith Corp.	444	39,885
Applied Industrial Technologies, Inc.	4,954	1,105,386
ArcBest Corp.	4,150	450,067
Arcosa, Inc.	5,425	514,073
Atkore, Inc.	2,631	222,951
Automatic Data Processing, Inc.	1,509	417,586
Axon Enterprise, Inc.*	2,756	1,101,298
Boeing Co.*	2,164	329,015
Broadridge Financial Solutions, Inc.	432	92,893
Builders FirstSource, Inc.*	4,611	893,888
Carlisle Cos., Inc.	2,615	1,176,096
Carrier Global Corp.	3,106	250,002
Casella Waste Systems, Inc. Cl A*	2,959	294,391
Caterpillar, Inc.	1,794	701,669
CH Robinson Worldwide, Inc.	434	47,901
Chart Industries, Inc.*	2,525	313,453
Cintas Corp.	1,268	261,056
Clean Harbors, Inc.*	5,037	1,217,493

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (12.7%) (continued)
Copart, Inc.*	3,239	169,724
Crane Co.	3,309	523,749
CSX Corp.	7,171	247,615
Cummins, Inc.	507	164,162
Dayforce, Inc.*	585	35,831
Deere & Co.	948	395,629
Delta Air Lines, Inc.	2,372	120,474
Dover Corp.	6,365	1,220,425
Eaton Corp. PLC	1,473	488,211
EMCOR Group, Inc.	1,400	602,742
Emerson Electric Co.	2,119	231,755
Enpro, Inc.	3,341	541,843
Equifax, Inc.	458	134,588
ESCO Technologies, Inc.	8,440	1,088,591
ExlService Hldgs., Inc.*	8,055	307,298
Expeditors International of Washington, Inc.	522	68,591
Fastenal Co.	2,118	151,268
Federal Signal Corp.	6,400	598,144
FedEx Corp.	834	228,249
Fortive Corp.	1,296	102,293
Franklin Electric Co., Inc.	3,187	334,061
GE Vernova, Inc.*	1,017	259,315
Generac Hldgs., Inc.*	2,868	455,668
General Dynamics Corp.	953	287,997
General Electric Co.	4,011	756,394
Graco, Inc.	4,634	405,521
HEICO Corp. Cl A	2,269	462,331
Honeywell International, Inc.	2,409	497,964
Howmet Aerospace, Inc.	1,509	151,277
Hubbell, Inc. Cl B	199	85,242
Huntington Ingalls Industries, Inc.	146	38,599
Huron Consulting Group, Inc.*	4,119	447,735
ICF International, Inc.	4,510	752,223
IDEX Corp.	280	60,060
Illinois Tool Works, Inc.	1,000	262,070
Ingersoll Rand, Inc.	1,493	146,553
Jacobs Solutions, Inc.	3,122	408,670
Janus International Group, Inc.*	48,816	493,530
JB Hunt Transport Svcs., Inc.	298	51,354
Johnson Controls International PLC	2,471	191,774
KBR, Inc.	9,487	617,888

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (12.7%) (continued)
Korn Ferry	2,888	217,293
L-3 Harris Technologies, Inc.	702	166,985
Leidos Hldgs., Inc.	3,168	516,384
Lockheed Martin Corp.	785	458,880
Masco Corp.	808	67,824
Mercury Systems, Inc.*	4,192	155,104
Miller Industries, Inc.	8,368	510,448
Montrose Environmental Group, Inc.*	4,837	127,213
Mueller Industries, Inc.	17,550	1,300,455
Nordson Corp.	202	53,051
Norfolk Southern Corp.	837	207,994
Northrop Grumman Corp.	509	268,788
Old Dominion Freight Line, Inc.	697	138,452
Otis Worldwide Corp.	1,482	154,039
PACCAR, Inc.	1,939	191,341
Parker-Hannifin Corp.	476	300,746
Paychex, Inc.	1,186	159,149
Paycom Software, Inc.	179	29,816
Pentair PLC	613	59,945
Proficient Auto Logistics, Inc.*	6,883	97,601
Quanta Svcs., Inc.	2,724	812,161
Republic Svcs., Inc. Cl A	756	151,835
Rockwell Automation, Inc.	420	112,753
Rollins, Inc.	1,039	52,553
RTX Corp.	4,920	596,107
Saia, Inc.*	1,864	815,053
Snap-on, Inc.	195	56,493
Southwest Airlines Co.	2,217	65,690
SPX Technologies, Inc.*	1,184	188,801
Stanley Black & Decker, Inc.	570	62,774
Sterling Infrastructure, Inc.*	3,606	522,942
Textron, Inc.	693	61,386
Trane Technologies PLC	835	324,590
TransDigm Group, Inc.	208	296,843
TransUnion	3,163	331,166
Trex Co., Inc.*	5,372	357,668
Uber Technologies, Inc.*	7,771	584,068
UFP Industries, Inc.	8,950	1,174,329
Union Pacific Corp.	2,254	555,566
United Airlines Hldgs., Inc.*	1,217	69,442
United Parcel Svc., Inc. Cl B	2,710	369,481

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (12.7%) (continued)
United Rentals, Inc.	247	200,003
Veralto Corp.	4,081	456,501
Verisk Analytics, Inc. Cl A	527	141,215
Verra Mobility Corp. Cl A*	2,644	73,530
Vestis Corp.	13,355	198,989
VSE Corp.	5,667	468,831
Waste Management, Inc.	1,351	280,468
Westinghouse Air Brake Technologies Corp.	648	117,787
WW Grainger, Inc.	164	170,365
Xylem, Inc.	899	121,392

		40,130,450

INFORMATION TECHNOLOGY (22.5%)
Accenture PLC Cl A	2,317	819,013
Adeia, Inc.	29,028	345,723
Adobe, Inc.*	1,640	849,159
Advanced Energy Industries, Inc.	2,230	234,685
Advanced Micro Devices, Inc.*	5,987	982,347
Akamai Technologies, Inc.*	561	56,633
Altair Engineering, Inc. Cl A*	2,316	221,201
Amphenol Corp. Cl A	16,911	1,101,921
Analog Devices, Inc.	1,836	422,592
ANSYS, Inc.*	324	103,236
Apple, Inc.	56,233	13,102,289
Applied Materials, Inc.	3,063	618,879
Arista Networks, Inc.*	952	365,397
Arlo Technologies, Inc.*	49,501	599,457
Asana, Inc. Cl A*	4,132	47,890
Autodesk, Inc.*	796	219,282
BlackLine, Inc.*	3,607	198,890
Broadcom, Inc.	17,216	2,969,760
C3.ai, Inc. Cl A*	6,014	145,719
Cadence Design Systems, Inc.*	1,013	274,553
CDW Corp.	495	112,019
Ciena Corp.*	5,844	359,932
Cisco Systems, Inc.	14,901	793,031
Cognizant Technology Solutions Corp. Cl A	1,834	141,548
Corning, Inc.	2,849	128,632
Couchbase, Inc.*	4,982	80,310
Credo Technology Group Hldg. Ltd.*	7,348	226,318
Crowdstrike Hldgs., Inc. Cl A*	854	239,521
CyberArk Software Ltd.*	2,619	763,727

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (22.5%) (continued)
Dell Technologies, Inc. Cl C	1,063	126,008
Digi International, Inc.*	10,691	294,323
Enphase Energy, Inc.*	501	56,623
EPAM Systems, Inc.*	1,211	241,025
F5, Inc.*	216	47,563
Fabrinet*	1,750	413,770
Fair Isaac Corp.*	91	176,860
First Solar, Inc.*	396	98,778
Fortinet, Inc.*	2,349	182,165
Gartner, Inc.*	286	144,933
Gen Digital, Inc.	2,004	54,970
GoDaddy, Inc. Cl A*	522	81,839
Grid Dynamics Hldgs., Inc.*	12,968	181,552
Guidewire Software, Inc.*	1,623	296,912
Harmonic, Inc.*	18,313	266,820
Hewlett Packard Enterprise Co.	18,821	385,078
HP, Inc.	3,619	129,814
Ichor Hldgs. Ltd.*	8,298	263,959
indie Semiconductor, Inc. Cl A*	33,940	135,421
Intel Corp.	15,782	370,246
International Business Machines Corp.	3,407	753,220
Intuit, Inc.	1,034	642,114
Jabil, Inc.	420	50,329
Juniper Networks, Inc.	1,217	47,439
Keysight Technologies, Inc.*	646	102,669
KLA Corp.	498	385,656
Lam Research Corp.	483	394,167
MARA Hldgs., Inc.*	11,499	186,514
Microchip Technology, Inc.	6,434	516,586
Micron Technology, Inc.	4,102	425,418
Microsoft Corp.	27,492	11,829,808
MKS Instruments, Inc.	1,843	200,353
MongoDB, Inc. Cl A*	629	170,050
Monolithic Power Systems, Inc.	596	551,002
Motorola Solutions, Inc.	1,224	550,347
NetApp, Inc.	761	93,991
Novanta, Inc.*	1,708	305,595
NVIDIA Corp.	90,985	11,049,218
NXP Semiconductors N.V.	943	226,329
Okta, Inc. Cl A*	3,644	270,895
ON Semiconductor Corp.*	1,585	115,087

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (22.5%) (continued)
Onto Innovation, Inc.*	1,247	258,827
Oracle Corp.	5,912	1,007,405
Palantir Technologies, Inc. Cl A*	7,448	277,066
Palo Alto Networks, Inc.*	2,633	899,959
PDF Solutions, Inc.*	6,486	205,476
PTC, Inc.*	3,630	655,796
Q2 Hldgs., Inc.*	2,930	233,726
Qorvo, Inc.*	351	36,258
QUALCOMM, Inc.	4,121	700,776
Rambus, Inc.*	6,461	272,783
Rapid7, Inc.*	5,618	224,102
Roper Technologies, Inc.	397	220,907
Salesforce, Inc.	3,584	980,977
Seagate Technology Hldgs. PLC	776	84,995
SEMrush Hldgs., Inc. Cl A*	5,308	83,389
ServiceNow, Inc.*	762	681,525
Silicon Laboratories, Inc.*	1,168	134,986
Skyworks Solutions, Inc.	591	58,373
Super Micro Computer, Inc.*	187	77,867
Synopsys, Inc.*	1,248	631,975
TE Connectivity PLC*	1,125	169,864
Teledyne Technologies, Inc.*	2,060	901,580
Tenable Hldgs., Inc.*	5,832	236,313
Teradyne, Inc.	603	80,760
Texas Instruments, Inc.	3,377	697,587
Trimble, Inc.*	904	56,129
TTM Technologies, Inc.*	15,306	279,335
Tyler Technologies, Inc.*	158	92,228
Varonis Systems, Inc. Cl B*	6,048	341,712
VeriSign, Inc.*	311	59,078
Viasat, Inc.*	9,095	108,594
Vontier Corp.	9,646	325,456
Western Digital Corp.*	1,208	82,494
Workiva, Inc. Cl A*	3,889	307,698
Xperi, Inc.*	12,047	111,314
Zebra Technologies Corp. Cl A*	191	70,731
Zuora, Inc. Cl A*	12,206	105,216

		71,092,367

MATERIALS (3.7%)
Air Products & Chemicals, Inc.	823	245,040
Albemarle Corp.	435	41,199

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MATERIALS (3.7%) (continued)
Amcor PLC	5,346	60,570
Ashland, Inc.	19,144	1,664,954
ATI, Inc.*	2,516	168,346
Avery Dennison Corp.	1,629	359,618
Avient Corp.	3,140	158,005
Axalta Coating Systems Ltd.*	6,389	231,218
Ball Corp.	1,123	76,263
Celanese Corp. Cl A	404	54,928
CF Industries Hldgs., Inc.	668	57,314
Corteva, Inc.	2,561	150,561
Crown Hldgs., Inc.	18,483	1,772,150
Dow, Inc.	2,593	141,656
DuPont de Nemours, Inc.	1,545	137,675
Eastman Chemical Co.	433	48,474
Ecolab, Inc.	937	239,244
FMC Corp.	11,150	735,231
Freeport-McMoRan, Inc.	5,315	265,325
HB Fuller Co.	6,536	518,828
International Flavors & Fragrances, Inc.	946	99,264
International Paper Co.	1,285	62,772
Linde PLC	1,778	847,857
LyondellBasell Industries N.V. Cl A	961	92,160
Martin Marietta Materials, Inc.	227	122,183
Materion Corp.	3,117	348,668
Mosaic Co.	1,179	31,574
Newmont Corp.	8,408	449,408
Nucor Corp.	878	131,998
Orion S.A.	26,855	478,288
Packaging Corp. of America	330	71,082
PPG Industries, Inc.	863	114,313
Quaker Chemical Corp.	3,931	662,334
Sherwin-Williams Co.	859	327,854
Smurfit WestRock PLC	1,825	90,191
Steel Dynamics, Inc.	531	66,948
Vulcan Materials Co.	2,571	643,855

		11,767,348

REAL ESTATE (4.3%)
Alexandria Real Estate Equities, Inc.	4,948	587,575
American Healthcare REIT, Inc.	24,164	630,680
American Tower Corp.	1,728	401,864
Apartment Investment & Management Co. Cl A*	22,107	199,847

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (4.3%) (continued)
AvalonBay Communities, Inc.	526	118,481
BXP, Inc.	538	43,287
Camden Property Trust	4,874	602,085
CBRE Group, Inc. Cl A*	1,115	138,795
CoStar Group, Inc.*	1,516	114,367
Cousins Properties, Inc.	10,878	320,683
Crown Castle, Inc.	1,608	190,757
CTO Realty Growth, Inc.	8,680	165,094
Digital Realty Trust, Inc.	2,955	478,208
EastGroup Properties, Inc.	2,746	513,008
Equinix, Inc.	352	312,446
Equity Residential	1,262	93,968
Essex Property Trust, Inc.	238	70,310
Extra Space Storage, Inc.	3,523	634,809
Federal Realty Investment Trust	278	31,962
Gaming & Leisure Properties, Inc.	7,386	380,010
Healthcare Realty Trust, Inc. Cl A	9,533	173,024
Healthpeak Properties, Inc.	18,248	417,332
Host Hotels & Resorts, Inc.	20,080	353,408
Invitation Homes, Inc.	2,108	74,328
Iron Mountain, Inc.	1,085	128,931
Kimco Realty Corp.	2,493	57,887
Kite Realty Group Trust	13,000	345,280
Mid-America Apartment Communities, Inc.	433	68,804
Phillips Edison & Co., Inc.	5,631	212,345
PotlatchDeltic Corp.	10,166	457,978
Prologis, Inc.	3,425	432,509
Public Storage	583	212,136
Realty Income Corp.	6,718	426,056
Regency Centers Corp.	605	43,699
Ryman Hospitality Properties, Inc.	1,689	181,128
Sabra Health Care REIT, Inc.	24,349	453,135
SBA Communications Corp. Cl A	398	95,799
Simon Property Group, Inc.	1,134	191,669
Sun Communities, Inc.	3,266	441,400
Terreno Realty Corp.	7,050	471,151
UDR, Inc.	1,111	50,373
Urban Edge Properties	18,058	386,261
Ventas, Inc.	5,695	365,220
VICI Properties, Inc. Cl A	3,874	129,043
Welltower, Inc.	6,120	783,544

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (4.3%) (continued)
Weyerhaeuser Co.	13,112	443,972
Xenia Hotels & Resorts, Inc.	20,239	298,930

		13,723,578

UTILITIES (3.7%)
AES Corp.	2,630	52,758
ALLETE, Inc.	3,494	224,280
Alliant Energy Corp.	949	57,595
Ameren Corp.	5,478	479,106
American Electric Power Co., Inc.	1,968	201,917
American Water Works Co., Inc.	721	105,439
Atmos Energy Corp.	2,393	331,933
Avista Corp.	7,152	277,140
Black Hills Corp.	6,535	399,419
CenterPoint Energy, Inc.	2,410	70,902
Chesapeake Utilities Corp.	3,390	420,936
CMS Energy Corp.	1,105	78,046
Consolidated Edison, Inc.	1,280	133,286
Constellation Energy Corp.	1,157	300,843
Dominion Energy, Inc.	3,103	179,322
DTE Energy Co.	4,556	585,036
Duke Energy Corp.	2,856	329,297
Edison International	1,429	124,452
Entergy Corp.	3,411	448,922
Evergy, Inc.	17,869	1,108,057
Eversource Energy	1,321	89,894
Exelon Corp.	3,699	149,994
FirstEnergy Corp.	1,896	84,088
NextEra Energy, Inc.	7,599	642,343
NiSource, Inc.	21,312	738,461
Northwestern Energy Group, Inc.	4,943	282,838
NRG Energy, Inc.	11,862	1,080,628
PG&E Corp.	7,906	156,302
Pinnacle West Capital Corp.	421	37,296
Portland General Electric Co.	2,005	96,040
PPL Corp.	9,761	322,894
Public Svc. Enterprise Group, Inc.	8,529	760,872
Sempra	2,342	195,861
Southern Co.	4,045	364,778
Spire, Inc.	3,545	238,543
Vistra Corp.	1,270	150,546
WEC Energy Group, Inc.	1,170	112,531

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

UTILITIES (3.7%) (continued)
Xcel Energy, Inc.	2,062	134,649

		11,547,244

TOTAL COMMON STOCKS (Cost: $201,424,753)		310,406,110

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.9%):
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	5.02	10/08/24	$1,550,000	$1,548,494

U.S. GOVERNMENT AGENCIES (0.4%)
FHLB	A-1+	4.35	10/01/24	1,200,000	1,200,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,748,494)					2,748,494

TEMPORARY CASH INVESTMENT (0.9%):
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	2,840,241	2,840,241

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,840,241)					2,840,241

TOTAL INVESTMENTS (Cost: $207,013,488) 100.2%					315,994,845

OTHER NET ASSETS -0.2%					(722,114)

NET ASSETS 100.0%					$315,272,731

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Information on futures contracts outstanding in the Fund as of September 30, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	1	P	December 2024	$290,713	$6,675	0.1%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (97.0%):
COMMUNICATION SERVICES (1.2%)
TEGNA, Inc.	313,701	$4,950,202

CONSUMER DISCRETIONARY (8.7%)
Bloomin’ Brands, Inc.	162,758	2,690,390
Champion Homes, Inc.*	35,303	3,348,489
First Watch Restaurant Group, Inc.*	154,530	2,410,668
Golden Entertainment, Inc.	89,845	2,856,172
OneSpaWorld Hldgs. Ltd.	291,127	4,806,507
Taylor Morrison Home Corp. Cl A*	192,164	13,501,443
Wyndham Hotels & Resorts, Inc.	50,742	3,964,980
Xponential Fitness, Inc. Cl A *	72,500	899,000

		34,477,649

CONSUMER STAPLES (3.1%)
Crimson Wine Group Ltd.*	507,142	3,200,066
MGP Ingredients, Inc.	33,472	2,786,544
Nomad Foods Ltd.	178,154	3,395,615
Simply Good Foods Co.*	81,379	2,829,548

		12,211,773

ENERGY (6.9%)
Liberty Energy, Inc. Cl A	209,430	3,998,019
Murphy Oil Corp.	127,492	4,301,580
Noble Corp. PLC	56,833	2,053,945
Northern Oil & Gas, Inc.	183,010	6,480,384
Ovintiv, Inc.	143,745	5,506,871
Permian Resources Corp. Cl A	371,022	5,049,609

		27,390,408

FINANCIALS (26.0%)
Banner Corp.	126,662	7,543,989
Enterprise Financial Svcs. Corp.	122,603	6,284,630
Essent Group Ltd.	146,116	9,393,798
First Financial Bankshares, Inc.	110,833	4,101,929
German American Bancorp, Inc.	147,481	5,714,889
Hancock Whitney Corp.	144,827	7,410,798
Home BancShares, Inc.	196,602	5,325,948
Janus Henderson Group PLC	75,914	2,890,046

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (26.0%) (continued)
Moelis & Co. Cl A	58,258	3,991,255
Selective Insurance Group, Inc.	82,939	7,738,209
ServisFirst Bancshares, Inc.	75,272	6,055,632
Skyward Specialty Insurance Group, Inc.*	156,369	6,368,909
Stifel Financial Corp.	34,740	3,262,086
Stock Yards Bancorp, Inc.	126,383	7,834,482
TriCo Bancshares	118,564	5,056,755
UMB Financial Corp.	69,863	7,343,300
Wintrust Financial Corp.	63,319	6,872,011

		103,188,666

HEALTH CARE (9.0%)
Annexon, Inc.*	306,099	1,812,106
Avidity Biosciences, Inc.*	79,381	3,645,969
BioLife Solutions, Inc.*	180,907	4,529,911
Corcept Therapeutics, Inc.*	58,592	2,711,638
Fortrea Hldgs., Inc.*	275,872	5,517,440
Krystal Biotech, Inc.*	12,308	2,240,425
Omnicell, Inc.*	74,093	3,230,455
Orthofix Medical, Inc.*	150,957	2,357,948
SpringWorks Therapeutics, Inc.*	39,947	1,279,902
Supernus Pharmaceuticals, Inc.*	113,638	3,543,233
Tarsus Pharmaceuticals, Inc.*	58,923	1,937,978
Vericel Corp.*	68,925	2,912,081

		35,719,086

INDUSTRIALS (14.7%)
ArcBest Corp.	16,812	1,823,261
Arcosa, Inc.	68,168	6,459,600
Enpro, Inc.	41,987	6,809,452
ICF International, Inc.	30,275	5,049,567
Janus International Group, Inc.*	250,664	2,534,213
Miller Industries, Inc.	103,987	6,343,207
Mueller Industries, Inc.	155,003	11,485,722
Proficient Auto Logistics, Inc.*	86,424	1,225,492
UFP Industries, Inc.	62,280	8,171,759
Vestis Corp.	168,553	2,511,440
VSE Corp.	69,643	5,761,565

		58,175,278

INFORMATION TECHNOLOGY (5.7%)
Adeia, Inc.	364,767	4,344,375
Arlo Technologies, Inc.*	299,863	3,631,341

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (5.7%) (continued)
Digi International, Inc.*	133,611	3,678,311
Ichor Hldgs. Ltd.*	103,066	3,278,529
TTM Technologies, Inc.*	191,292	3,491,079
Viasat, Inc.*	113,657	1,357,065
Xperi, Inc.*	157,262	1,453,101
Zuora, Inc. Cl A*	151,808	1,308,585

		22,542,386

MATERIALS (5.6%)
Ashland, Inc.	93,960	8,171,701
Avient Corp.	39,240	1,974,557
HB Fuller Co.	50,602	4,016,787
Materion Corp.	21,252	2,377,249
Orion S.A.	207,892	3,702,556
Quaker Chemical Corp.	11,584	1,951,788

		22,194,638

REAL ESTATE (11.3%)
American Healthcare REIT, Inc.	303,644	7,925,108
Apartment Investment & Management Co. Cl A*	279,089	2,522,964
Cousins Properties, Inc.	136,698	4,029,857
CTO Realty Growth, Inc.	109,907	2,090,431
Kite Realty Group Trust	163,351	4,338,603
PotlatchDeltic Corp.	127,744	5,754,867
Sabra Health Care REIT, Inc.	305,969	5,694,083
Terreno Realty Corp.	55,532	3,711,204
Urban Edge Properties	232,263	4,968,106
Xenia Hotels & Resorts, Inc.	251,440	3,713,769

		44,748,992

UTILITIES (4.8%)
ALLETE, Inc.	44,579	2,861,526
Avista Corp.	89,874	3,482,617
Black Hills Corp.	82,122	5,019,297
Northwestern Energy Group, Inc.	62,113	3,554,106
Portland General Electric Co.	25,265	1,210,193
Spire, Inc.	44,550	2,997,770

		19,125,509

TOTAL COMMON STOCKS (Cost: $316,134,809)		384,724,587

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (3.0%):
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill	A-1+	4.63	11/19/24	1,000,000	993,740
U.S. Treasury Bill	A-1+	4.86	10/15/24	1,500,000	1,497,174
U.S. Treasury Bill	A-1+	4.99	10/08/24	7,500,000	7,492,756

					9,983,670

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	4.35	10/01/24	2,000,000	2,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,983,670)					11,983,670

TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	44,180	44,180

TOTAL TEMPORARY CASH INVESTMENT (Cost: $44,180)					44,180

TOTAL INVESTMENTS (Cost: $328,162,659) 100.0%					396,752,437

OTHER NET ASSETS 0.0% (1)					118,564

NET ASSETS 100.0%					$396,871,001

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviation:	FHLB = Federal Home Loan Bank

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.0%):
COMMUNICATION SERVICES (1.0%)
IMAX Corp.*	191,718	$3,932,136

CONSUMER DISCRETIONARY (7.5%)
Champion Homes, Inc.*	46,698	4,429,305
First Watch Restaurant Group, Inc.*	181,167	2,826,205
Five Below, Inc.*	12,433	1,098,456
Golden Entertainment, Inc.	127,396	4,049,919
Murphy USA, Inc.	5,070	2,498,851
Ollie’s Bargain Outlet Hldgs., Inc.*	41,818	4,064,710
OneSpaWorld Hldgs. Ltd.	204,352	3,373,851
Taylor Morrison Home Corp. Cl A*	41,348	2,905,110
Vail Resorts, Inc.	11,702	2,039,542
Valvoline, Inc.*	73,494	3,075,724

		30,361,673

CONSUMER STAPLES (3.5%)
Coca-Cola Consolidated, Inc.	2,560	3,369,984
Freshpet, Inc.*	47,352	6,476,333
MGP Ingredients, Inc.	20,561	1,711,703
Simply Good Foods Co.*	76,043	2,644,015

		14,202,035

ENERGY (3.8%)
Liberty Energy, Inc. Cl A	191,282	3,651,573
Northern Oil & Gas, Inc.	204,146	7,228,810
Southwestern Energy Co.*	250,500	1,781,055
Valaris Ltd.*	45,457	2,534,228

		15,195,666

FINANCIALS (9.7%)
First Financial Bankshares, Inc.	185,424	6,862,542
Goosehead Insurance, Inc. Cl A*	44,351	3,960,544
Houlihan Lokey, Inc. Cl A	27,747	4,384,581
iShares Micro-Cap ETF	32,587	4,018,629
iShares Russell 2000 Growth ETF	7,102	2,016,968
PJT Partners, Inc. Cl A	41,447	5,526,543
Primerica, Inc.	14,528	3,852,099
Selective Insurance Group, Inc.	40,735	3,800,576

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (9.7%) (continued)
ServisFirst Bancshares, Inc.	56,622	4,555,240

		38,977,722

HEALTH CARE (27.0%)
Addus HomeCare Corp.*	51,229	6,814,994
Amicus Therapeutics, Inc.*	230,364	2,460,287
AMN Healthcare Svcs., Inc.*	39,056	1,655,584
Amphastar Pharmaceuticals, Inc.*	80,506	3,906,956
Annexon, Inc.*	291,380	1,724,970
Apellis Pharmaceuticals, Inc.*	25,282	729,133
Avidity Biosciences, Inc.*	69,977	3,214,044
Axsome Therapeutics, Inc.*	36,715	3,299,577
BioLife Solutions, Inc.*	175,692	4,399,328
Blueprint Medicines Corp.*	29,862	2,762,235
Collegium Pharmaceutical, Inc.*	53,373	2,062,333
CONMED Corp.	24,682	1,775,129
Corcept Therapeutics, Inc.*	166,136	7,688,774
Dyne Therapeutics, Inc.*	44,956	1,614,820
Fortrea Hldgs., Inc.*	73,904	1,478,080
Halozyme Therapeutics, Inc.*	83,804	4,796,941
HealthEquity, Inc.*	40,248	3,294,299
Insmed, Inc.*	71,640	5,229,720
Intra-Cellular Therapies, Inc.*	40,977	2,998,287
iRhythm Technologies, Inc.*	19,206	1,425,853
Krystal Biotech, Inc.*	17,534	3,191,714
Lantheus Hldgs., Inc.*	38,731	4,250,727
LeMaitre Vascular, Inc.	28,072	2,607,608
Madrigal Pharmaceuticals, Inc.*	10,436	2,214,728
Neogen Corp.*	262,056	4,405,161
Omnicell, Inc.*	27,644	1,205,278
Option Care Health, Inc.*	68,197	2,134,566
OrthoPediatrics Corp.*	99,867	2,707,394
Roivant Sciences Ltd.*	122,733	1,416,339
Simulations Plus, Inc.	76,981	2,464,932
SpringWorks Therapeutics, Inc.*	65,047	2,084,106
Supernus Pharmaceuticals, Inc.*	61,294	1,911,147
Tactile Systems Technology, Inc.*	108,721	1,588,414
Tarsus Pharmaceuticals, Inc.*	59,503	1,957,054
Tenet Healthcare Corp.*	27,927	4,641,467
Vaxcyte, Inc.*	46,767	5,344,065

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (27.0%) (continued)
Vericel Corp.*	43,736	1,847,846

		109,303,890

INDUSTRIALS (21.6%)
Applied Industrial Technologies, Inc.	16,490	3,679,414
ArcBest Corp.	36,881	3,999,744
Atkore, Inc.	34,416	2,916,412
Casella Waste Systems, Inc. Cl A*	39,091	3,889,163
Chart Industries, Inc.*	33,069	4,105,186
EMCOR Group, Inc.	10,109	4,352,228
ESCO Technologies, Inc.	63,358	8,171,915
ExlService Hldgs., Inc.*	104,511	3,987,095
Federal Signal Corp.	83,976	7,848,397
Franklin Electric Co., Inc.	41,652	4,365,963
Huron Consulting Group, Inc.*	53,875	5,856,212
ICF International, Inc.	27,122	4,523,678
Janus International Group, Inc.*	378,983	3,831,518
Korn Ferry	37,892	2,850,994
Mercury Systems, Inc.*	54,978	2,034,186
Montrose Environmental Group, Inc.*	62,320	1,639,016
Saia, Inc.*	5,081	2,221,718
SPX Technologies, Inc.*	15,606	2,488,533
Sterling Infrastructure, Inc.*	47,198	6,844,654
UFP Industries, Inc.	52,254	6,856,247
Verra Mobility Corp. Cl A*	34,365	955,691

		87,417,964

INFORMATION TECHNOLOGY (18.0%)
Advanced Energy Industries, Inc.	29,170	3,069,851
Altair Engineering, Inc. Cl A*	30,156	2,880,200
Arlo Technologies, Inc.*	337,506	4,087,198
Asana, Inc. Cl A*	54,760	634,668
Blackline, Inc.*	46,515	2,564,837
C3.ai, Inc. Cl A*	79,004	1,914,267
Couchbase, Inc.*	66,051	1,064,742
Credo Technology Group Hldg. Ltd.*	94,861	2,921,719
CyberArk Software Ltd.*	14,188	4,137,363
Fabrinet*	22,892	5,412,585
Grid Dynamics Hldgs., Inc.*	170,770	2,390,780
Harmonic, Inc.*	240,105	3,498,330
indie Semiconductor, Inc. Cl A*	447,792	1,786,690

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (18.0%) (continued)
Marathon Digital Hldgs., Inc.*	148,187	2,403,593
Novanta, Inc.*	22,127	3,958,963
Onto Innovation, Inc.*	16,116	3,345,037
PDF Solutions, Inc.*	86,783	2,749,285
Q2 Hldgs., Inc.*	39,678	3,165,114
Rambus, Inc.*	83,461	3,523,723
Rapid7, Inc.*	73,373	2,926,849
SEMrush Hldgs., Inc. Cl A*	69,747	1,095,725
Silicon Laboratories, Inc.*	15,247	1,762,096
Tenable Hldgs., Inc.*	75,335	3,052,574
Varonis Systems, Inc. Cl B*	78,998	4,463,387
Workiva, Inc. Cl A*	50,170	3,969,450

		72,779,026

MATERIALS (3.9%)
ATI, Inc.*	32,582	2,180,062
HB Fuller Co.	34,485	2,737,419
Materion Corp.	18,958	2,120,642
Orion S.A.	132,220	2,354,838
Quaker Chemical Corp.	38,751	6,529,156

		15,922,117

REAL ESTATE (1.6%)
EastGroup Properties, Inc.	7,926	1,480,735
Phillips Edison & Co., Inc.	73,691	2,778,887
Ryman Hospitality Properties, Inc.	22,016	2,360,996

		6,620,618

UTILITIES (1.4%)
Chesapeake Utilities Corp.	44,341	5,505,822

TOTAL COMMON STOCKS (Cost: $329,811,411)		400,218,669

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill	A-1+	4.86	10/15/24	2,700,000	2,694,913

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	A-1+	4.35	10/01/24	2,300,000	2,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,994,913)					4,994,913

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	48,631	48,631

TOTAL TEMPORARY CASH INVESTMENT (Cost: $48,631)					48,631

TOTAL INVESTMENTS (Cost: $334,854,955) 100.3%					405,262,213

OTHER NET ASSETS -0.3%					(1,044,789)

NET ASSETS 100.0%					$404,217,424

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.9%):
COMMUNICATION SERVICES (3.4%)
Cable One, Inc.	693	$242,405
Cargurus, Inc. Cl A*	13,140	394,594
Cars.com, Inc.*	9,136	153,119
Cinemark Hldgs., Inc.*	16,061	447,138
Cogent Communications Hldgs., Inc.	6,343	481,561
Consolidated Communications Hldgs., Inc.*	11,405	52,919
EchoStar Corp. Cl A*	18,152	450,533
Gogo, Inc.*	8,975	64,441
IAC, Inc.*	10,633	572,268
John Wiley & Sons, Inc. Cl A	6,201	299,198
Lumen Technologies, Inc.*	152,931	1,085,810
Madison Square Garden Sports Corp. Cl A*	2,513	523,357
QuinStreet, Inc.*	8,313	159,028
Scholastic Corp.	3,756	120,230
Shenandoah Telecommunications Co.	6,895	97,289
Shutterstock, Inc.	3,676	130,020
TechTarget, Inc.*	3,868	94,573
TEGNA, Inc.	24,881	392,622
Telephone & Data Systems, Inc.	14,668	341,031
Thryv Hldgs., Inc.*	5,132	88,424
TripAdvisor, Inc.*	16,466	238,592
Yelp, Inc. Cl A*	10,064	353,045
Ziff Davis, Inc.*	6,729	327,433

		7,109,630

CONSUMER DISCRETIONARY (14.3%)
Academy Sports & Outdoors, Inc.	10,848	633,089
Adient PLC*	13,113	295,960
Adtalem Global Education, Inc.*	5,669	427,896
Advance Auto Parts, Inc.	8,968	349,662
American Axle & Manufacturing Hldgs., Inc.*	17,685	109,293
American Eagle Outfitters, Inc.	26,885	601,955
Asbury Automotive Group, Inc.*	3,006	717,202
Bath & Body Works, Inc.	33,429	1,067,054
BJ’s Restaurants, Inc.*	3,483	113,406
Bloomin’ Brands, Inc.	11,374	188,012
Boot Barn Hldgs., Inc.*	4,588	767,481
Brinker International, Inc.*	6,692	512,139

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY (14.3%) (continued)
Buckle, Inc.	4,499	197,821
Caleres, Inc.	5,283	174,603
Cavco Industries, Inc.*	1,241	531,446
Century Communities, Inc.	4,148	427,161
Cheesecake Factory, Inc.	7,040	285,472
Chuy’s Hldgs., Inc.*	2,592	96,941
Cracker Barrel Old Country Store, Inc.	3,340	151,469
Dana, Inc.	19,407	204,938
Dave & Buster’s Entertainment, Inc.*	4,760	162,078
Dorman Products, Inc.*	4,093	463,000
Ethan Allen Interiors, Inc.	3,402	108,490
Etsy, Inc.*	17,259	958,392
Foot Locker, Inc.	12,394	320,261
Fox Factory Hldg. Corp.*	6,270	260,205
Frontdoor, Inc.*	11,510	552,365
Gentherm, Inc.*	4,713	219,390
G-III Apparel Group Ltd.*	5,955	181,747
Golden Entertainment, Inc.	3,194	101,537
Green Brick Partners, Inc.*	4,617	385,612
Group 1 Automotive, Inc.	1,969	754,206
Guess?, Inc.	4,266	85,875
Hanesbrands, Inc.*	52,895	388,778
Helen of Troy Ltd.*	3,431	212,207
Installed Building Products, Inc.	3,505	863,176
Jack in the Box, Inc.	2,877	133,896
Kohl’s Corp.	16,726	352,919
Kontoor Brands, Inc.	7,538	616,458
La-Z-Boy, Inc.	6,326	271,575
LCI Industries	3,830	461,668
Leggett & Platt, Inc.	20,179	274,838
Leslie’s, Inc.*	27,786	87,804
LGI Homes, Inc.*	3,111	368,716
M/I Homes, Inc.*	4,123	706,517
MarineMax, Inc.*	2,954	104,188
Meritage Homes Corp.	5,464	1,120,502
Mister Car Wash, Inc.*	14,038	91,387
Monarch Casino & Resort, Inc.	1,915	151,802
Monro, Inc.	4,501	129,899
National Vision Hldgs., Inc.*	11,828	129,043
Newell Brands, Inc.	62,567	480,515
ODP Corp.*	5,050	150,238

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY (14.3%) (continued)
Oxford Industries, Inc.	2,217	192,347
Papa John’s International, Inc.	4,908	264,394
Patrick Industries, Inc.	3,369	479,645
Penn Entertainment, Inc.*	22,499	424,331
Perdoceo Education Corp.	9,285	206,498
Phinia, Inc.	6,570	302,417
Sabre Corp.*	58,010	212,897
Sally Beauty Hldgs., Inc.*	15,438	209,494
Shake Shack, Inc. Cl A*	6,013	620,602
Shoe Carnival, Inc.	2,656	116,466
Signet Jewelers Ltd.	6,709	691,966
Six Flags Entertainment Corp.	14,006	564,582
Sonic Automotive, Inc. Cl A	2,193	128,247
Sonos, Inc.*	18,201	223,690
Standard Motor Products, Inc.	3,102	102,986
Steven Madden Ltd.	10,921	535,020
Strategic Education, Inc.	3,666	339,288
Stride, Inc.*	6,399	545,899
Sturm Ruger & Co., Inc.	2,536	105,700
Topgolf Callaway Brands Corp.*	21,287	233,731
Tri Pointe Homes, Inc.*	14,077	637,829
Upbound Group, Inc.	7,320	234,167
Urban Outfitters, Inc.*	8,569	328,278
VF Corp.	49,755	992,612
Victoria’s Secret & Co.*	11,777	302,669
Vista Outdoor, Inc.*	8,785	344,196
Winnebago Industries, Inc.	4,355	253,069
Wolverine World Wide, Inc.	12,034	209,632
Worthington Enterprises, Inc.	4,675	193,779
XPEL, Inc.*	3,408	147,805

		29,646,520

CONSUMER STAPLES (3.1%)
Andersons, Inc.	4,833	242,327
B&G Foods, Inc.	11,907	105,734
Cal-Maine Foods, Inc.	6,122	458,170
Central Garden & Pet Co.*	1,433	52,261
Central Garden & Pet Co. Cl A*	7,822	245,611
Chefs’ Warehouse, Inc.*	5,212	218,956
Edgewell Personal Care Co.	7,417	269,534
Energizer Hldgs., Inc.	9,827	312,106
Fresh Del Monte Produce, Inc.	5,047	149,088

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER STAPLES (3.1%) (continued)
Grocery Outlet Hldg. Corp.*	14,738	258,652
Hain Celestial Group, Inc.*	13,513	116,617
Inter Parfums, Inc.	2,698	349,337
J&J Snack Foods Corp.	2,338	402,417
John B Sanfilippo & Son, Inc.	1,355	127,790
MGP Ingredients, Inc.	2,117	176,240
National Beverage Corp.	3,519	165,182
PriceSmart, Inc.	3,782	347,112
Simply Good Foods Co.*	13,706	476,558
SpartanNash Co.	5,076	113,753
Tootsie Roll Industries, Inc.*	2,480	76,806
TreeHouse Foods, Inc.*	7,026	294,951
United Natural Foods, Inc.*	8,945	150,455
Universal Corp.	3,714	197,251
USANA Health Sciences, Inc.*	1,662	63,023
Vector Group Ltd.	20,356	303,712
WD-40 Co.	2,038	525,559
WK Kellogg Co.	9,949	170,227

		6,369,429

ENERGY (4.3%)
Archrock, Inc.	25,408	514,258
Bristow Group, Inc.*	3,702	128,422
Cactus, Inc. Cl A	9,999	596,640
California Resources Corp.	10,464	549,046
Comstock Resources, Inc.	13,627	151,668
CONSOL Energy, Inc.	4,023	421,007
Core Laboratories, Inc.	7,056	130,748
CVR Energy, Inc.	5,140	118,374
Dorian LPG Ltd.	5,448	187,520
Green Plains, Inc.*	9,725	131,676
Helix Energy Solutions Group, Inc.*	21,498	238,628
Helmerich & Payne, Inc.	14,854	451,859
Innovex International, Inc.*	5,182	76,072
Liberty Energy, Inc. Cl A	24,866	474,692
Magnolia Oil & Gas Corp. Cl A	28,300	691,086
Nabors Industries Ltd.*	1,351	87,099
Northern Oil & Gas, Inc.	14,993	530,902
Oceaneering International, Inc.*	15,264	379,616
Par Pacific Hldgs., Inc.*	8,472	149,107
Patterson-UTI Energy, Inc.	53,795	411,532
Peabody Energy Corp.	18,935	502,535

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

ENERGY (4.3%) (continued)
ProPetro Hldg. Corp.*	12,064	92,410
REX American Resources Corp.*	2,317	107,254
RPC, Inc.	12,426	79,029
SM Energy Co.	17,209	687,844
Talos Energy, Inc.*	18,696	193,504
Tidewater, Inc.*	7,264	521,483
Vital Energy, Inc.*	4,056	109,106
World Kinect Corp.	8,888	274,728

		8,987,845

FINANCIALS (20.0%)
Ambac Financial Group, Inc.*	7,135	79,983
Ameris Bancorp	9,729	606,992
AMERISAFE, Inc.	2,867	138,562
Apollo Commercial Real Estate Finance, Inc.	19,144	175,933
Arbor Realty Trust, Inc.	28,359	441,266
ARMOUR Residential REIT, Inc.	7,335	149,634
Artisan Partners Asset Management, Inc. Cl A	10,514	455,467
Assured Guaranty Ltd.	7,439	591,549
Atlantic Union Bankshares Corp.	13,504	508,696
Axos Financial, Inc.*	8,139	511,780
Banc of California, Inc.	20,714	305,117
BancFirst Corp.	2,979	313,540
Bancorp, Inc.*	7,364	393,974
Bank of Hawaii Corp.	5,976	375,114
BankUnited, Inc.	11,244	409,731
Banner Corp.	5,183	308,700
Berkshire Hills Bancorp, Inc.	6,347	170,925
BGC Group, Inc. Cl A	56,915	522,480
Blackstone Mortgage Trust, Inc. Cl A	26,114	496,427
Bread Financial Hldgs., Inc.	7,472	355,518
Brightsphere Investment Group, Inc.	4,182	106,223
Brookline Bancorp, Inc.	13,373	134,934
Capitol Federal Financial, Inc.	18,367	107,263
Cathay General Bancorp	10,855	466,222
Central Pacific Financial Corp.	4,071	120,135
City Hldg. Co.	2,212	259,667
Cohen & Steers, Inc.	4,030	386,679
Comerica, Inc.	19,954	1,195,444
Community Financial System, Inc.	7,903	458,927
Customers Bancorp, Inc.*	4,434	205,959
CVB Financial Corp.	19,749	351,927

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (20.0%) (continued)
Dime Community Bancshares, Inc.	5,300	152,640
Donnelley Financial Solutions, Inc.*	4,017	264,439
Eagle Bancorp, Inc.	4,539	102,491
Ellington Financial, Inc.	13,075	168,537
Employers Hldgs., Inc.	3,736	179,216
Encore Capital Group, Inc.*	3,564	168,470
Enova International, Inc.*	3,971	332,730
EVERTEC, Inc.	9,623	326,123
EZCORP, Inc. Cl A*	7,787	87,292
FB Financial Corp.	5,262	246,946
First BanCorp.	24,491	518,474
First Bancorp/Southern Pines NC	6,209	258,232
First Commonwealth Financial Corp.	15,348	263,218
First Financial Bancorp	14,361	362,328
First Hawaiian, Inc.	19,235	445,290
Franklin BSP Realty Trust, Inc.	12,308	160,743
Fulton Financial Corp.	27,359	496,019
Genworth Financial, Inc. Cl A*	64,979	445,106
Goosehead Insurance, Inc. Cl A*	3,641	325,141
Green Dot Corp. Cl A*	8,078	94,593
HA Sustainable Infrastructure Capital, Inc.	17,515	603,742
Hanmi Financial Corp.	4,523	84,128
HCI Group, Inc.	1,269	135,859
Heritage Financial Corp.	5,189	112,965
Hilltop Hldgs., Inc.	6,937	223,094
Hope Bancorp, Inc.	18,159	228,077
Horace Mann Educators Corp.	6,132	214,313
Independent Bank Corp.	6,390	377,841
Independent Bank Group, Inc.	5,423	312,690
iShares Core S&P Small-Cap ETF	26,183	3,062,364
Jackson Financial, Inc. Cl A	11,316	1,032,359
KKR Real Estate Finance Trust, Inc.	8,760	108,186
Lakeland Financial Corp.	3,837	249,865
Lincoln National Corp.	25,599	806,625
Mercury General Corp.	3,998	251,794
Moelis & Co. Cl A	10,583	725,041
Mr Cooper Group, Inc.*	9,699	894,054
National Bank Hldgs. Corp. Cl A	5,703	240,096
Navient Corp.	11,848	184,710
NBT Bancorp, Inc.	7,095	313,812
NCR Atleos Corp.*	10,877	310,321

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (20.0%) (continued)
New York Mortgage Trust, Inc.	13,624	86,240
NMI Hldgs., Inc. Cl A*	11,984	493,621
Northwest Bancshares, Inc.	19,157	256,321
OFG Bancorp	7,004	314,620
Pacific Premier Bancorp, Inc.	14,503	364,895
Palomar Hldgs., Inc.*	3,938	372,810
Park National Corp.	2,187	367,372
Pathward Financial, Inc.	3,757	248,000
Payoneer Global, Inc.*	38,065	286,629
PennyMac Mortgage Investment Trust	13,065	186,307
Piper Sandler Cos.	2,382	676,035
PJT Partners, Inc. Cl A	3,578	477,091
PRA Group, Inc.*	5,929	132,572
Preferred Bank	1,866	149,747
ProAssurance Corp.*	7,694	115,718
PROG Hldgs., Inc.	6,366	308,687
Provident Financial Svcs., Inc.	19,626	364,259
Radian Group, Inc.	22,624	784,827
Ready Capital Corp.	25,299	193,031
Redwood Trust, Inc.	19,886	153,719
Renasant Corp.	9,560	310,700
S&T Bancorp, Inc.	5,754	241,495
Safety Insurance Group, Inc.	2,232	182,533
Seacoast Banking Corp. of Florida	12,715	338,855
ServisFirst Bancshares, Inc.	7,546	607,076
Simmons First National Corp. Cl A	18,884	406,761
SiriusPoint Ltd.*	14,651	210,095
Southside Bancshares, Inc.	4,279	143,047
Stellar Bancorp, Inc.	7,172	185,683
StepStone Group, Inc. Cl A	9,421	535,395
Stewart Information Svcs. Corp.	4,163	311,143
StoneX Group, Inc.*	4,255	348,399
Tompkins Financial Corp.	1,884	108,876
Triumph Financial, Inc.*	3,297	262,243
Trupanion, Inc.*	5,010	210,320
TrustCo Bank Corp.	2,860	94,580
Trustmark Corp.	9,206	292,935
Two Harbors Investment Corp.	15,586	216,334
United Community Banks, Inc.	17,929	521,375
United Fire Group, Inc.	3,201	66,997
Veritex Hldgs., Inc.	8,180	215,298

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (20.0%) (continued)
Virtu Financial, Inc. Cl A	12,328	375,511
Virtus Investment Partners, Inc.	1,002	209,869
WaFd, Inc.	12,215	425,693
Walker & Dunlop, Inc.	4,823	547,845
Westamerica BanCorp	4,014	198,372
WisdomTree, Inc.	17,902	178,841
World Acceptance Corp.*	496	58,518
WSFS Financial Corp.	8,915	454,576

		41,566,598

HEALTH CARE (11.0%)
AdaptHealth Corp. Cl A*	15,893	178,478
Addus HomeCare Corp.*	2,693	358,250
ADMA Biologics, Inc.*	35,056	700,769
Alkermes PLC*	24,767	693,228
AMN Healthcare Svcs., Inc.*	5,716	242,301
Amphastar Pharmaceuticals, Inc.*	5,711	277,155
ANI Pharmaceuticals, Inc.*	2,495	148,852
Arcus Biosciences, Inc.*	8,114	124,063
Artivion, Inc.*	5,671	150,962
Astrana Health, Inc.*	6,247	361,951
Avanos Medical, Inc.*	6,911	166,071
BioLife Solutions, Inc.*	5,413	135,542
Catalyst Pharmaceuticals, Inc.*	16,780	333,586
Certara, Inc.*	16,454	192,676
Collegium Pharmaceutical, Inc.*	4,846	187,250
CONMED Corp.	4,633	333,205
Corcept Therapeutics, Inc.*	13,988	647,365
CorVel Corp.*	1,366	446,532
Cross Country Healthcare, Inc.*	4,780	64,243
Cytek Biosciences, Inc.*	16,020	88,751
Dynavax Technologies Corp.*	18,330	204,196
Embecta Corp.	8,675	122,318
Fortrea Hldgs., Inc.*	13,477	269,540
Fulgent Genetics, Inc.*	3,008	65,364
Glaukos Corp.*	8,264	1,076,634
Harmony Biosciences Hldgs., Inc.*	4,531	181,240
HealthStream, Inc.	3,614	104,228
ICU Medical, Inc.*	3,673	669,294
Inari Medical, Inc.*	7,537	310,826
Innoviva, Inc.*	8,281	159,906
Inspire Medical Systems, Inc.*	4,485	946,559

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (11.0%) (continued)
Integer Hldgs. Corp.*	5,044	655,720
Integra LifeSciences Hldgs. Corp.*	10,035	182,336
Ironwood Pharmaceuticals, Inc. Cl A*	21,143	87,109
Krystal Biotech, Inc.*	3,803	692,260
LeMaitre Vascular, Inc.	3,076	285,730
Ligand Pharmaceuticals, Inc.*	2,747	274,947
Merit Medical Systems, Inc.*	8,755	865,257
Mesa Laboratories, Inc.	813	105,576
Myriad Genetics, Inc.*	13,660	374,147
National HealthCare Corp.	1,856	233,429
NeoGenomics, Inc.*	19,276	284,321
OmniAb, Inc. Cl CR3*	1,207	0	†
OmniAb, Inc. Cl CR4*	1,207	0	†
Omnicell, Inc.*	6,918	301,625
Organon & Co.	38,725	740,809
Owens & Minor, Inc.*	11,115	174,394
Pacira BioSciences, Inc.*	6,938	104,417
Patterson Cos., Inc.	11,799	257,690
Pediatrix Medical Group, Inc.*	12,711	147,321
Phibro Animal Health Corp. Cl A	3,059	68,889
Premier, Inc. Cl A	15,766	315,320
Prestige Consumer Healthcare, Inc.*	7,454	537,433
Privia Health Group, Inc.*	15,434	281,053
Progyny, Inc.*	11,812	197,969
Protagonist Therapeutics, Inc.*	8,860	398,700
QuidelOrtho Corp.*	8,696	396,538
RadNet, Inc.*	9,789	679,259
REGENXBIO, Inc.*	6,839	71,741
Schrodinger, Inc.*	8,327	154,466
Select Medical Hldgs. Corp.	15,840	552,341
Simulations Plus, Inc.	2,438	78,065
STAAR Surgical Co.*	7,396	274,761
Supernus Pharmaceuticals, Inc.*	8,288	258,420
Tandem Diabetes Care, Inc.*	9,847	417,611
TG Therapeutics, Inc.*	20,064	469,297
TransMedics Group, Inc.*	4,995	784,215
UFP Technologies, Inc.*	1,097	347,420
US Physical Therapy, Inc.	2,268	191,941
Vericel Corp.*	7,375	311,594
Vir Biotechnology, Inc.*	13,769	103,130
Xencor, Inc.*	9,300	187,023

		22,785,609

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (17.4%)
AAR Corp.*	5,296	346,147
ABM Industries, Inc.	9,440	498,054
AeroVironment, Inc.*	4,214	844,907
Air Lease Corp. Cl A	15,579	705,573
Alamo Group, Inc.	1,560	281,003
Alaska Air Group, Inc.*	18,975	857,860
Albany International Corp. Cl A	4,693	416,973
Allegiant Travel Co.	2,182	120,141
American Woodmark Corp.*	2,345	219,140
Apogee Enterprises, Inc.	3,299	230,979
ArcBest Corp.	3,557	385,757
Arcosa, Inc.	7,338	695,349
Armstrong World Industries, Inc.	6,573	863,889
Astec Industries, Inc.	3,430	109,554
AZZ, Inc.	4,485	370,506
Barnes Group, Inc.	6,872	277,698
Boise Cascade Co.	5,854	825,297
Brady Corp. Cl A	6,609	506,448
CoreCivic, Inc.*	16,586	209,813
CSG Systems International, Inc.	4,250	206,762
CSW Industrials, Inc.	2,501	916,341
Deluxe Corp.	6,650	129,608
DNOW, Inc.*	16,014	207,061
DXP Enterprises, Inc.*	1,924	102,665
Dycom Industries, Inc.*	4,376	862,510
Enerpac Tool Group Corp. Cl A	8,167	342,116
Enpro, Inc.	3,155	511,678
Enviri Corp.*	12,050	124,597
ESCO Technologies, Inc.	3,874	499,669
Federal Signal Corp.	9,197	859,552
Forward Air Corp.	2,875	101,775
Franklin Electric Co., Inc.	5,908	619,277
Gates Industrial Corp. PLC*	34,009	596,858
GEO Group, Inc.*	20,458	262,885
Gibraltar Industries, Inc.*	4,585	320,629
GMS, Inc.*	5,964	540,159
Granite Construction, Inc.	6,571	520,949
Greenbrier Cos., Inc.	4,683	238,318
Griffon Corp.	6,149	430,430

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (17.4%) (continued)
Hayward Hldgs., Inc.*	21,354	327,570
Healthcare Svcs. Group, Inc.*	11,037	123,283
Heartland Express, Inc.	6,494	79,746
Heidrick & Struggles International, Inc.	3,056	118,756
Hertz Global Hldgs., Inc.*	18,436	60,839
Hillenbrand, Inc.	10,563	293,651
HNI Corp.	7,090	381,726
Hub Group, Inc. Cl A	9,265	421,094
Insteel Industries, Inc.	2,925	90,938
Interface, Inc. Cl A	8,770	166,367
JetBlue Airways Corp.*	44,862	294,295
John Bean Technologies Corp.	4,789	471,764
Kelly Svcs., Inc. Cl A	4,854	103,924
Kennametal, Inc.	11,717	303,822
Korn Ferry	7,935	597,029
Lindsay Corp.	1,638	204,160
Liquidity Svcs., Inc.*	3,353	76,448
Marten Transport Ltd.	8,694	153,884
Masterbrand, Inc.*	19,112	354,336
Matson, Inc.	5,051	720,374
Matthews International Corp. Cl A	4,603	106,790
Mercury Systems, Inc.*	7,595	281,015
MillerKnoll, Inc.	10,503	260,054
Moog, Inc. Cl A	4,327	874,141
Mueller Industries, Inc.	17,045	1,263,034
MYR Group, Inc.*	2,483	253,837
National Presto Industries, Inc.	769	57,783
NV5 Global, Inc.*	1,959	183,127
OPENLANE, Inc.*	16,337	275,769
Pitney Bowes, Inc.	23,489	167,477
Powell Industries, Inc.	1,407	312,340
Proto Labs, Inc.*	3,783	111,107
Quanex Building Products Corp.	7,106	197,192
Resideo Technologies, Inc.*	22,021	443,503
Robert Half, Inc.	15,387	1,037,238
Rush Enterprises, Inc. Cl A	9,306	491,636
RXO, Inc.*	20,639	577,892
Schneider National, Inc. Cl B	7,071	201,806
SkyWest, Inc.*	6,032	512,841
SPX Technologies, Inc.*	6,954	1,108,885
Standex International Corp.	1,784	326,080

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (17.4%) (continued)
Sun Country Airlines Hldgs., Inc.*	5,878	65,892
Sunrun, Inc.*	33,622	607,213
Tennant Co.	2,844	273,138
Titan International, Inc.*	7,380	59,999
Trinity Industries, Inc.	12,401	432,051
Triumph Group, Inc.*	11,631	149,924
UniFirst Corp.	2,260	448,949
Verra Mobility Corp. Cl A*	24,766	688,742
Vestis Corp.	17,205	256,354
Viad Corp.*	3,184	114,083
Vicor Corp.*	3,460	145,666
Wabash National Corp.	6,618	126,999
Werner Enterprises, Inc.	9,297	358,771
Zurn Elkay Water Solutions Corp.	21,594	776,088

		36,050,349

INFORMATION TECHNOLOGY (11.6%)
A10 Networks, Inc.	11,109	160,414
ACI Worldwide, Inc.*	15,741	801,217
Adeia, Inc.	16,380	195,086
Advanced Energy Industries, Inc.	5,667	596,395
Agilysys, Inc.*	3,352	365,267
Alarm.com Hldgs., Inc.*	7,408	404,995
Alpha & Omega Semiconductor Ltd.*	3,573	132,630
Arlo Technologies, Inc.*	15,031	182,025
Axcelis Technologies, Inc.*	4,906	514,394
Badger Meter, Inc.	4,424	966,246
Benchmark Electronics, Inc.	5,431	240,702
Blackline, Inc.*	7,762	427,997
Box, Inc. Cl A*	21,882	716,198
Calix, Inc.*	8,809	341,701
CEVA, Inc.*	3,563	86,046
Clear Secure, Inc. Cl A	13,874	459,784
Cohu, Inc.*	7,057	181,365
Corsair Gaming, Inc.*	6,736	46,883
CTS Corp.	4,567	220,951
Digi International, Inc.*	5,477	150,782
DigitalOcean Hldgs., Inc.*	9,516	384,351
Diodes, Inc.*	6,969	446,643
DoubleVerify Hldgs., Inc.*	21,228	357,480
DXC Technology Co.*	27,195	564,296
Envestnet, Inc.*	7,560	473,407

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (11.6%) (continued)
ePlus, Inc.*	3,999	393,262
Extreme Networks, Inc.*	19,604	294,648
FormFactor, Inc.*	11,640	535,440
Harmonic, Inc.*	17,496	254,917
Ichor Hldgs. Ltd.*	5,067	161,181
Impinj, Inc.*	3,425	741,581
Insight Enterprises, Inc.*	4,215	907,869
InterDigital, Inc.	3,796	537,627
Itron, Inc.*	6,763	722,356
Knowles Corp.*	13,300	239,799
Kulicke & Soffa Industries, Inc.	8,199	370,021
LiveRamp Hldgs., Inc.*	10,019	248,271
MARA Hldgs., Inc.*	44,289	718,368
MaxLinear, Inc. Cl A*	11,491	166,390
N-able, Inc.*	10,587	138,266
NCR Voyix Corp.*	21,864	296,694
NetScout Systems, Inc.*	10,727	233,312
OSI Systems, Inc.*	2,385	362,115
PC Connection, Inc.	1,858	140,149
PDF Solutions, Inc.*	4,662	147,692
Perficient, Inc.*	5,288	399,138
Photronics, Inc.*	9,530	235,963
Plexus Corp.*	4,095	559,827
Progress Software Corp.	6,434	433,459
Rogers Corp.*	2,546	287,723
Sanmina Corp.*	8,220	562,659
ScanSource, Inc.*	3,419	164,215
Semtech Corp.*	11,285	515,273
SiTime Corp.*	2,818	483,315
SMART Global Hldgs., Inc.*	7,959	166,741
SolarEdge Technologies, Inc.*	8,618	197,438
SolarWinds Corp.	8,153	106,397
Sprinklr, Inc. Cl A*	18,110	139,990
SPS Commerce, Inc.*	5,580	1,083,469
TTM Technologies, Inc.*	15,334	279,846
Ultra Clean Hldgs., Inc.*	6,773	270,446
Veeco Instruments, Inc.*	8,541	282,963
Viasat, Inc.*	12,684	151,447
Viavi Solutions, Inc.*	33,377	301,061
Wolfspeed, Inc.*	18,928	183,602
Xerox Hldgs. Corp.	17,390	180,508

		24,012,693

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MATERIALS (5.4%)
AdvanSix, Inc.	4,018	122,067
Alpha Metallurgical Resources, Inc.	1,645	388,516
Arch Resources, Inc.	2,720	375,795
ATI, Inc.*	18,720	1,252,555
Balchem Corp.	4,880	858,880
Carpenter Technology Corp.	7,513	1,198,925
Century Aluminum Co.*	7,815	126,838
Clearwater Paper Corp.*	2,502	71,407
Hawkins, Inc.	2,862	364,819
Haynes International, Inc.	1,910	113,722
HB Fuller Co.	8,201	650,995
Ingevity Corp.*	5,466	213,174
Innospec, Inc.	3,752	424,314
Kaiser Aluminum Corp.	2,398	173,903
Koppers Hldgs., Inc.	3,087	112,768
Materion Corp.	3,121	349,115
Mativ Hldgs., Inc.	8,171	138,825
Metallus, Inc.*	5,752	85,302
Minerals Technologies, Inc.	4,839	373,716
MP Materials Corp.*	18,406	324,866
Myers Industries, Inc.	5,599	77,378
O-I Glass, Inc.*	23,422	307,297
Quaker Chemical Corp.	2,075	349,617
Sealed Air Corp.	21,910	795,333
Sensient Technologies Corp.	6,374	511,322
Stepan Co.	3,181	245,732
SunCoke Energy, Inc.	12,648	109,785
Sylvamo Corp.	5,180	444,703
Warrior Met Coal, Inc.	7,868	502,765
Worthington Steel, Inc.	5,229	177,838

		11,242,272

REAL ESTATE (7.4%)
Acadia Realty Trust	15,843	371,994
Alexander & Baldwin, Inc.	10,923	209,722
American Assets Trust, Inc.	7,145	190,914
Apple Hospitality REIT, Inc.	33,674	500,059
Armada Hoffler Properties, Inc.	10,209	110,563
Brandywine Realty Trust	25,911	140,956

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (7.4%) (continued)
CareTrust REIT, Inc.	23,193	715,736
Centerspace	2,302	162,222
Cushman & Wakefield PLC*	34,479	469,949
DiamondRock Hospitality Co.	31,173	272,140
Douglas Emmett, Inc.	25,179	442,395
Easterly Government Properties, Inc. Cl A	14,561	197,738
Elme Communities	13,238	232,856
Essential Properties Realty Trust, Inc.	26,371	900,570
eXp World Hldgs., Inc.	12,717	179,182
Four Corners Property Trust, Inc.	13,938	408,523
Getty Realty Corp.	7,498	238,511
Global Net Lease, Inc.	29,764	250,613
Highwoods Properties, Inc.	15,945	534,317
Hudson Pacific Properties, Inc.	21,213	101,398
Innovative Industrial Properties, Inc. Cl A	4,262	573,665
JBG SMITH Properties	13,012	227,450
Kennedy-Wilson Hldgs., Inc.	17,774	196,403
LTC Properties, Inc.	6,542	240,026
LXP Industrial Trust	44,270	444,913
Macerich Co.	32,486	592,545
Marcus & Millichap, Inc.	3,611	143,104
Medical Properties Trust, Inc.	90,251	527,968
NexPoint Residential Trust, Inc.	3,325	146,333
Outfront Media, Inc.	20,721	380,852
Pebblebrook Hotel Trust	18,125	239,794
Phillips Edison & Co., Inc.	18,425	694,807
Retail Opportunity Investments Corp.	19,170	301,544
Safehold, Inc.	6,877	180,384
Saul Centers, Inc.	1,816	76,199
Service Properties Trust	24,951	113,777
SITE Centers Corp.	7,091	429,005
SL Green Realty Corp.	9,749	678,628
St Joe Co.	5,709	332,892
Summit Hotel Properties, Inc.	16,295	111,784
Sunstone Hotel Investors, Inc.	30,584	315,627
Tanger, Inc.	16,448	545,745
Uniti Group, Inc.	36,721	207,106
Universal Health Realty Income Trust	1,917	87,703
Urban Edge Properties	18,249	390,346
Veris Residential, Inc.	12,149	216,981
Whitestone REIT Cl B	6,627	89,663

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (7.4%) (continued)
Xenia Hotels & Resorts, Inc.	15,336	226,513

		15,342,115

UTILITIES (2.0%)
American States Water Co.	5,634	469,256
Avista Corp.	11,838	458,722
California Water Svc. Group	8,848	479,739
Chesapeake Utilities Corp.	3,377	419,322
Clearway Energy, Inc. Cl A	5,207	148,243
Clearway Energy, Inc. Cl C	12,458	382,211
MGE Energy, Inc.	5,441	497,579
Middlesex Water Co.	2,682	174,974
Northwest Natural Hldg. Co.	5,816	237,409
Otter Tail Corp.	6,292	491,783
SJW Group	4,478	260,217
Unitil Corp.	2,433	147,391

		4,166,846

TOTAL COMMON STOCKS (Cost: $181,892,841)		207,279,906

TOTAL INVESTMENTS (Cost: $181,892,841) 99.9%		207,279,906

OTHER NET ASSETS 0.1%		276,211

NET ASSETS 100.0%		$207,556,117

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

† Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (97.4%):
COMMUNICATION SERVICES (1.5%)
Take-Two Interactive Software, Inc.*	14,243	$2,189,292
Warner Bros Discovery, Inc.*	104,761	864,278

		3,053,570

CONSUMER DISCRETIONARY (7.1%)
Ollie’s Bargain Outlet Hldgs., Inc.*	26,562	2,581,826
Taylor Morrison Home Corp. Cl A*	61,964	4,353,591
Tractor Supply Co.	8,474	2,465,341
Vail Resorts, Inc.	14,256	2,484,678
Wyndham Hotels & Resorts, Inc.	33,150	2,590,341

		14,475,777

CONSUMER STAPLES (4.1%)
Constellation Brands, Inc. Cl A	9,170	2,363,017
Kenvue, Inc.	77,728	1,797,849
Lamb Weston Hldgs., Inc.	22,990	1,488,373
Performance Food Group Co.*	34,209	2,680,959

		8,330,198

ENERGY (6.2%)
Baker Hughes Co. Cl A	126,474	4,572,035
Devon Energy Corp.	78,198	3,059,106
MPLX LP*	43,306	1,925,385
Williams Cos., Inc.	64,408	2,940,225

		12,496,751

FINANCIALS (17.1%)
American Financial Group, Inc.	36,583	4,924,072
Ameriprise Financial, Inc.	10,935	5,137,372
Arch Capital Group Ltd.*	23,618	2,642,382
East West Bancorp, Inc.	38,338	3,172,086
Everest Group Ltd.	9,757	3,823,085
Fifth Third Bancorp	44,147	1,891,258
Hartford Financial Svcs. Group, Inc.	25,603	3,011,169
Janus Henderson Group PLC	65,862	2,507,366
M&T Bank Corp.	12,156	2,165,227
Reinsurance Group of America, Inc.	15,708	3,422,302
Starwood Property Trust, Inc.	92,695	1,889,124

		34,585,443

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (6.4%)
Agilent Technologies, Inc.	9,771	1,450,798
Biogen, Inc.*	2,529	490,221
Bio-Techne Corp.	19,910	1,591,406
Centene Corp.*	29,866	2,248,313
Envista Hldgs. Corp.*	87,262	1,724,297
Fortrea Hldgs., Inc.*	65,095	1,301,900
Humana, Inc.	6,124	1,939,716
Teleflex, Inc.	4,900	1,211,868
Zimmer Biomet Hldgs., Inc.	9,264	1,000,049

		12,958,568

INDUSTRIALS (18.2%)
Amentum Hldgs., Inc.*	22,899	738,493
AMETEK, Inc.	10,136	1,740,453
Applied Industrial Technologies, Inc.	12,510	2,791,356
Builders FirstSource, Inc.*	20,190	3,914,033
Carlisle Cos., Inc.	10,432	4,691,792
Clean Harbors, Inc.*	16,661	4,027,130
Crane Co.	27,148	4,296,986
Dover Corp.	19,124	3,666,836
Jacobs Solutions, Inc.	22,899	2,997,479
KBR, Inc.	28,826	1,877,437
Mueller Industries, Inc.	42,390	3,141,099
Veralto Corp.	25,902	2,897,398

		36,780,492

INFORMATION TECHNOLOGY (6.8%)
Amphenol Corp. Cl A	21,776	1,418,924
Ciena Corp.*	50,345	3,100,749
MKS Instruments, Inc.	15,880	1,726,315
PTC, Inc.*	7,364	1,330,380
Teledyne Technologies, Inc.*	7,813	3,419,438
Vontier Corp.	83,102	2,803,861

		13,799,667

MATERIALS (9.9%)
Ashland, Inc.	51,756	4,501,219
Avery Dennison Corp.	10,884	2,402,752
Axalta Coating Systems Ltd.*	54,572	1,974,961
Crown Hldgs., Inc.	67,105	6,434,027
FMC Corp.	43,562	2,872,478
Newmont Corp.	34,781	1,859,045

		20,044,482

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (10.0%)
Alexandria Real Estate Equities, Inc.	11,306	1,342,587
Camden Property Trust	18,940	2,339,658
Gaming & Leisure Properties, Inc.	63,629	3,273,712
Healthcare Realty Trust, Inc. Cl A	82,124	1,490,551
Healthpeak Properties, Inc.	134,786	3,082,556
Sun Communities, Inc.	13,509	1,825,741
Terreno Realty Corp.	22,848	1,526,932
Ventas, Inc.	35,901	2,302,331
Weyerhaeuser Co.	89,778	3,039,883

		20,223,951

UTILITIES (10.1%)
Ameren Corp.	38,694	3,384,177
Atmos Energy Corp.	15,675	2,174,279
Entergy Corp.	22,569	2,970,306
Evergy, Inc.	77,035	4,776,940
PPL Corp.	60,580	2,003,987
Public Svc. Enterprise Group, Inc.	57,597	5,138,228

		20,447,917

TOTAL COMMON STOCKS (Cost: $157,515,320)		197,196,816

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.5%):
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	4.99	10/08/24	4,000,000	3,996,136
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	4.35	10/01/24	1,000,000	1,000,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,996,136)					4,996,136

TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	71,113	71,113

TOTAL TEMPORARY CASH INVESTMENT (Cost: $71,113)					71,113

TOTAL INVESTMENTS (Cost: $162,582,569) 99.9%					202,264,065

OTHER NET ASSETS 0.1%					101,813

NET ASSETS 100.0%					$202,365,878

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:  FHLB = Federal Home Loan Bank

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (1.4%)
Frontier Communications Parent, Inc.*	116,560	$4,141,377
Iridium Communications, Inc.	62,378	1,899,410
New York Times Co. Cl A	86,124	4,794,523
Nexstar Media Group, Inc. Cl A	15,978	2,641,963
TKO Group Hldgs., Inc. Cl A*	35,007	4,330,716
Warner Music Group Corp. Cl A	74,614	2,335,418
ZoomInfo Technologies, Inc. Cl A*	152,053	1,569,187

		21,712,594

CONSUMER DISCRETIONARY (14.2%)
Abercrombie & Fitch Co. Cl A*	26,929	3,767,367
Aramark	138,816	5,376,344
Autoliv, Inc.	38,525	3,597,079
AutoNation, Inc.*	13,798	2,468,738
Boyd Gaming Corp.	36,263	2,344,403
Brunswick Corp.	34,894	2,924,815
Burlington Stores, Inc.*	33,261	8,763,608
Capri Hldgs. Ltd.*	62,065	2,634,039
Carter’s, Inc.	19,040	1,237,219
Choice Hotels International, Inc.	11,942	1,556,043
Churchill Downs, Inc.	38,684	5,230,464
Columbia Sportswear Co.	17,278	1,437,357
Crocs, Inc.*	31,291	4,531,250
Dick’s Sporting Goods, Inc.	30,519	6,369,315
Duolingo, Inc. Cl A*	19,727	5,563,409
Five Below, Inc.*	29,018	2,563,740
Floor & Decor Hldgs., Inc. Cl A*	56,466	7,011,383
GameStop Corp. Cl A*	204,368	4,686,158
Gap, Inc.	116,601	2,571,052
Gentex Corp.	121,306	3,601,575
Goodyear Tire & Rubber Co.*	150,172	1,329,022
Graham Hldgs. Co. Cl B	1,811	1,488,135
Grand Canyon Education, Inc.*	15,306	2,171,156
H&R Block, Inc.	73,555	4,674,420
Harley-Davidson, Inc.	62,418	2,404,966
Hilton Grand Vacations, Inc.*	33,694	1,223,766
Hyatt Hotels Corp. Cl A	23,674	3,603,183
KB Home	37,981	3,254,592
Lear Corp.	29,643	3,235,533

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY (14.2%) (continued)
Light & Wonder, Inc. Cl A*	46,751	4,241,718
Lithia Motors, Inc. Cl A	14,090	4,475,548
Macy’s, Inc.	145,646	2,285,186
Marriott Vacations Worldwide Corp.	16,995	1,248,793
Mattel, Inc.*	179,099	3,411,836
Murphy USA, Inc.	9,826	4,842,941
Nordstrom, Inc.	50,876	1,144,201
Ollie’s Bargain Outlet Hldgs., Inc.*	32,251	3,134,797
Penske Automotive Group, Inc.	9,852	1,600,162
Planet Fitness, Inc. Cl A*	44,567	3,619,732
Polaris, Inc.	27,613	2,298,506
PVH Corp.	29,433	2,967,729
RH*	7,873	2,632,967
Service Corp. International	76,726	6,055,983
Skechers USA, Inc. Cl A*	69,840	4,673,693
Taylor Morrison Home Corp. Cl A*	54,927	3,859,171
Tempur Sealy International, Inc.	91,499	4,995,845
Texas Roadhouse, Inc. Cl A	35,134	6,204,664
Thor Industries, Inc.	28,031	3,080,327
Toll Brothers, Inc.	54,088	8,356,055
TopBuild Corp.*	15,798	6,426,784
Travel + Leisure Co.	36,759	1,693,855
Under Armour, Inc. Cl A*	99,494	886,492
Under Armour, Inc. Cl C*	68,232	570,420
Vail Resorts, Inc.	19,825	3,455,299
Valvoline, Inc.*	67,902	2,841,699
Visteon Corp.*	14,547	1,385,456
Wendy’s Co.	89,957	1,576,047
Whirlpool Corp.	28,925	3,094,975
Williams-Sonoma, Inc.	67,770	10,498,928
Wingstop, Inc.	15,441	6,424,691
Wyndham Hotels & Resorts, Inc.	41,616	3,251,874
YETI Hldgs., Inc.*	44,605	1,830,143

		220,686,648

CONSUMER STAPLES (4.3%)
BellRing Brands, Inc.*	68,100	4,135,032
BJ’s Wholesale Club Hldgs., Inc.*	69,927	5,767,579
Boston Beer Co., Inc. Cl A*	4,647	1,343,634
Casey’s General Stores, Inc.	19,555	7,347,009
Celsius Hldgs., Inc.*	82,280	2,580,301
Coca-Cola Consolidated, Inc.	3,105	4,087,422

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER STAPLES (4.3%) (continued)
Coty, Inc. Cl A*	192,057	1,803,415
Darling Ingredients, Inc.*	83,793	3,113,748
elf Beauty, Inc.*	29,712	3,239,499
Flowers Foods, Inc.	103,199	2,380,801
Ingredion, Inc.	34,282	4,711,375
Lancaster Colony Corp.	10,154	1,792,892
Performance Food Group Co.*	82,112	6,435,117
Pilgrim’s Pride Corp.*	21,241	978,148
Post Hldgs., Inc.*	24,938	2,886,573
Sprouts Farmers Market, Inc.*	52,761	5,825,342
US Foods Hldg. Corp.*	128,861	7,924,952

		66,352,839

ENERGY (4.9%)
Antero Midstream Corp.	177,509	2,671,510
Antero Resources Corp.*	154,043	4,413,332
ChampionX Corp.	100,378	3,026,397
Chesapeake Energy Corp.	58,796	4,835,971
Chord Energy Corp.	32,606	4,246,279
Civitas Resources, Inc.	47,677	2,415,794
CNX Resources Corp.*	79,684	2,595,308
DT Midstream, Inc.	51,170	4,025,032
HF Sinclair Corp.	85,462	3,809,041
Matador Resources Co.	61,164	3,022,725
Murphy Oil Corp.	74,735	2,521,559
NOV, Inc.	207,451	3,312,992
Ovintiv, Inc.	139,132	5,330,147
PBF Energy, Inc. Cl A	52,470	1,623,947
Permian Resources Corp. Cl A	334,379	4,550,898
Range Resources Corp.	127,561	3,923,776
Southwestern Energy Co.*	581,136	4,131,877
Texas Pacific Land Corp.	9,930	8,785,468
Valaris Ltd.*	35,102	1,956,937
Viper Energy, Inc. Cl A	53,453	2,411,265
Weatherford International PLC	38,549	3,273,581

		76,883,836

FINANCIALS (17.7%)
Affiliated Managers Group, Inc.	15,710	2,793,238
Ally Financial, Inc.	144,483	5,142,150
American Financial Group, Inc.	38,020	5,117,492
Annaly Capital Management, Inc.	263,995	5,298,380

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (17.7%) (continued)
Associated Banc-Corp.	78,244	1,685,376
Bank OZK	55,602	2,390,330
Brighthouse Financial, Inc.*	32,014	1,441,590
Cadence Bank	96,126	3,061,613
Carlyle Group, Inc.	110,791	4,770,660
CNO Financial Group, Inc.	55,730	1,956,123
Columbia Banking System, Inc.	110,379	2,881,996
Commerce Bancshares, Inc.	61,816	3,671,870
Cullen/Frost Bankers, Inc.	33,734	3,773,485
East West Bancorp, Inc.	73,034	6,042,833
Equitable Hldgs., Inc.	168,486	7,081,467
Essent Group Ltd.	55,985	3,599,276
Euronet Worldwide, Inc.*	22,246	2,207,471
Evercore, Inc. Cl A	18,786	4,759,245
Federated Hermes, Inc. Cl B	41,474	1,524,999
Fidelity National Financial, Inc.	136,886	8,495,145
First American Financial Corp.	54,214	3,578,666
First Financial Bankshares, Inc.	67,744	2,507,205
First Horizon Corp.	282,371	4,385,222
FirstCash Hldgs., Inc.	20,515	2,355,122
FNB Corp.	189,464	2,673,337
Glacier Bancorp, Inc.	59,750	2,730,575
Hamilton Lane, Inc. Cl A	21,357	3,596,305
Hancock Whitney Corp.	45,498	2,328,133
Hanover Insurance Group, Inc.	18,961	2,808,314
Home BancShares, Inc.	97,851	2,650,784
Houlihan Lokey, Inc. Cl A	27,990	4,422,980
Interactive Brokers Group, Inc. Cl A	57,348	7,992,017
International Bancshares Corp.	28,183	1,685,062
iShares Core S&P Mid-Cap ETF	327,555	20,413,228
Janus Henderson Group PLC	67,136	2,555,867
Jefferies Financial Group, Inc.	85,539	5,264,925
Kemper Corp.	31,911	1,954,549
Kinsale Capital Group, Inc.	11,657	5,427,149
MGIC Investment Corp.	136,595	3,496,832
Morningstar, Inc.	14,220	4,537,886
New York Community Bancorp, Inc.	157,042	1,763,582
Old National Bancorp	168,071	3,136,205
Old Republic International Corp.	125,309	4,438,445
Pinnacle Financial Partners, Inc.	40,321	3,950,248
Primerica, Inc.	17,825	4,726,299

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (17.7%) (continued)
Prosperity Bancshares, Inc.	50,195	3,617,554
Reinsurance Group of America, Inc. Cl A	34,702	7,560,525
RenaissanceRe Hldgs. Ltd.	27,482	7,486,097
RLI Corp.	21,934	3,399,331
Ryan Specialty Hldgs., Inc. Cl A	53,904	3,578,687
SEI Investments Co.	52,017	3,599,056
Selective Insurance Group, Inc.	32,054	2,990,638
SLM Corp.	114,584	2,620,536
SouthState Corp.	40,154	3,902,166
Starwood Property Trust, Inc.	167,290	3,409,370
Stifel Financial Corp.	54,016	5,072,102
Synovus Financial Corp.	75,862	3,373,583
Texas Capital Bancshares, Inc.*	24,342	1,739,479
UMB Financial Corp.	23,374	2,456,841
United Bankshares, Inc.	71,081	2,637,105
Unum Group	90,056	5,352,929
Valley National Bancorp	225,387	2,042,006
Voya Financial, Inc.	51,808	4,104,230
Webster Financial Corp.	90,328	4,210,188
Western Alliance Bancorp	57,479	4,971,359
Western Union Co.	177,982	2,123,325
WEX, Inc.*	21,648	4,540,235
Wintrust Financial Corp.	35,039	3,802,783
Zions Bancorporation	77,824	3,674,849

		275,338,650

HEALTH CARE (9.7%)
Acadia Healthcare Co., Inc.*	48,934	3,102,905
Amedisys, Inc.*	17,195	1,659,489
Arrowhead Pharmaceuticals, Inc.*	65,504	1,268,812
Avantor, Inc.*	358,219	9,267,126
Azenta, Inc.*	25,775	1,248,541
BioMarin Pharmaceutical, Inc.*	100,316	7,051,212
Bio-Rad Laboratories, Inc. Cl A*	10,089	3,375,578
Bruker Corp.	58,233	4,021,571
Chemed Corp.	7,931	4,766,293
Cytokinetics, Inc.*	61,996	3,273,389
DENTSPLY SIRONA, Inc.	106,814	2,890,387
Doximity, Inc. Cl A*	65,951	2,873,485
Encompass Health Corp.	53,021	5,123,949
Enovis Corp.*	29,428	1,266,875
Ensign Group, Inc.	29,799	4,285,692

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (9.7%) (continued)
Envista Hldgs. Corp.*	90,601	1,790,276
Exelixis, Inc.*	150,304	3,900,389
Globus Medical, Inc. Cl A*	59,530	4,258,776
Haemonetics Corp.*	26,967	2,167,607
Halozyme Therapeutics, Inc.*	66,749	3,820,713
HealthEquity, Inc.*	45,848	3,752,659
Illumina, Inc.*	83,938	10,946,355
Jazz Pharmaceuticals PLC*	32,540	3,625,281
Lantheus Hldgs., Inc.*	36,585	4,015,204
LivaNova PLC*	28,611	1,503,222
Masimo Corp.*	23,266	3,102,056
Medpace Hldgs., Inc.*	13,395	4,471,251
Neogen Corp.*	103,904	1,746,626
Neurocrine Biosciences, Inc.*	53,206	6,130,395
Option Care Health, Inc.*	90,116	2,820,631
Penumbra, Inc.*	20,468	3,977,137
Perrigo Co. PLC	71,880	1,885,412
R1 RCM, Inc.*	82,294	1,166,106
Repligen Corp.*	27,445	4,084,365
Roivant Sciences Ltd.*	229,903	2,653,081
Sarepta Therapeutics, Inc.*	50,250	6,275,723
Sotera Health Co.*	80,585	1,345,770
Tenet Healthcare Corp.*	50,491	8,391,604
United Therapeutics Corp.*	23,444	8,401,157

		151,707,100

INDUSTRIALS (22.2%)
AAON, Inc.	35,431	3,820,879
Acuity Brands, Inc.	16,211	4,464,347
Advanced Drainage Systems, Inc.	37,171	5,841,794
AECOM	70,643	7,295,303
AGCO Corp.	32,644	3,194,542
American Airlines Group, Inc.*	346,028	3,889,355
Applied Industrial Technologies, Inc.	20,212	4,509,904
Avis Budget Group, Inc.	9,021	790,149
Brink’s Co.	23,258	2,689,555
BWX Technologies, Inc.	48,171	5,236,188
CACI International, Inc. Cl A*	11,752	5,929,589
Carlisle Cos., Inc.	24,300	10,928,925
Chart Industries, Inc.*	22,155	2,750,322
Clean Harbors, Inc.*	26,733	6,461,633
CNH Industrial NV	462,444	5,133,128

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (22.2%) (continued)
Comfort Systems USA, Inc.	18,740	7,315,159
Concentrix Corp.	24,785	1,270,231
Core & Main, Inc. Cl A*	101,652	4,513,349
Crane Co.	25,624	4,055,767
Curtiss-Wright Corp.	20,181	6,633,293
Donaldson Co., Inc.	63,444	4,675,823
EMCOR Group, Inc.	24,585	10,584,580
EnerSys	21,206	2,164,072
Esab Corp.	29,937	3,182,602
ExlService Hldgs., Inc.*	85,047	3,244,543
Exponent, Inc.	26,731	3,081,550
Flowserve Corp.	69,224	3,578,189
Fluor Corp.*	90,255	4,306,066
Fortune Brands Innovations, Inc.	65,395	5,854,814
FTI Consulting, Inc.*	18,591	4,230,568
GATX Corp.	18,759	2,484,630
Genpact Ltd.	86,375	3,386,764
Graco, Inc.	89,013	7,789,528
GXO Logistics, Inc.*	62,949	3,277,754
Hexcel Corp.	43,075	2,663,327
Insperity, Inc.	18,791	1,653,608
ITT, Inc.	43,050	6,436,406
KBR, Inc.	70,107	4,566,069
Kirby Corp.*	30,509	3,735,217
Knight-Swift Transportation Hldgs., Inc. Cl A	85,289	4,601,342
Landstar System, Inc.	18,681	3,528,280
Lennox International, Inc.	16,899	10,211,897
Lincoln Electric Hldgs., Inc.	29,863	5,734,293
ManpowerGroup, Inc.	25,002	1,838,147
MasTec, Inc.*	32,427	3,991,764
Maximus, Inc.	31,709	2,954,010
MDU Resources Group, Inc.	107,432	2,944,711
Middleby Corp.*	28,333	3,941,970
MSA Safety, Inc.	20,735	3,677,145
MSC Industrial Direct Co., Inc. Cl A	23,658	2,036,007
NEXTracker, Inc. Cl A*	75,580	2,832,738
nVent Electric PLC	87,582	6,153,511
Oshkosh Corp.	34,295	3,436,702
Owens Corning	45,815	8,087,264
Parsons Corp.*	24,618	2,552,394
Paylocity Hldg. Corp.*	22,838	3,767,585

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (22.2%) (continued)
RB Global, Inc.	97,087	7,814,533
RBC Bearings, Inc.*	15,311	4,583,807
Regal Rexnord Corp.	35,062	5,816,085
Ryder System, Inc.	22,807	3,325,261
Saia, Inc.*	14,011	6,126,450
Science Applications International Corp.	26,995	3,759,594
Sensata Technologies Hldg. PLC	79,543	2,852,412
Simpson Manufacturing Co., Inc.	22,217	4,249,446
Stericycle, Inc.*	48,917	2,983,937
Terex Corp.	35,251	1,865,130
Tetra Tech, Inc.	140,943	6,646,872
Timken Co.	33,630	2,834,673
Toro Co.	54,733	4,746,993
Trex Co., Inc.*	57,280	3,813,702
UFP Industries, Inc.	32,100	4,211,841
Valmont Industries, Inc.	10,626	3,081,009
Watsco, Inc.	18,330	9,016,160
Watts Water Technologies, Inc. Cl A	14,437	2,991,202
WESCO International, Inc.	23,571	3,959,457
Woodward, Inc.	31,436	5,391,588
XPO, Inc.*	61,330	6,593,588

		346,573,022

INFORMATION TECHNOLOGY (9.0%)
Allegro MicroSystems, Inc.*	81,900	1,908,270
Altair Engineering, Inc. Cl A*	31,313	2,990,705
Amkor Technology, Inc.	59,720	1,827,432
Appfolio, Inc. Cl A*	12,123	2,853,754
Arrow Electronics, Inc.*	27,898	3,705,691
ASGN, Inc.*	23,606	2,200,787
Aspen Technology, Inc.*	13,999	3,343,241
Avnet, Inc.	46,428	2,521,505
Belden, Inc.	21,501	2,518,412
Blackbaud, Inc.*	21,032	1,780,990
Ciena Corp.*	75,721	4,663,656
Cirrus Logic, Inc.*	28,144	3,495,766
Cognex Corp.	90,367	3,659,863
Coherent Corp.*	80,776	7,181,794
CommVault Systems, Inc.*	23,034	3,543,781
Crane NXT Co.	25,887	1,452,261
Dolby Laboratories, Inc. Cl A	31,445	2,406,486
Dropbox, Inc. Cl A*	125,012	3,179,055

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (9.0%) (continued)
Dynatrace, Inc.*	156,970	8,393,186
Fabrinet*	19,045	4,503,000
IPG Photonics Corp.*	14,449	1,073,850
Kyndryl Hldgs., Inc.*	121,827	2,799,584
Lattice Semiconductor Corp.*	72,595	3,852,617
Littelfuse, Inc.	13,062	3,464,695
Lumentum Hldgs., Inc.*	35,778	2,267,610
MACOM Technology Solutions Hldgs., Inc.*	30,430	3,385,642
Manhattan Associates, Inc.*	32,272	9,080,695
MKS Instruments, Inc.	35,455	3,854,313
Novanta, Inc.*	18,919	3,384,987
Onto Innovation, Inc.*	26,022	5,401,126
Power Integrations, Inc.	29,945	1,920,073
Pure Storage, Inc. Cl A*	162,803	8,179,223
Qualys, Inc.*	19,397	2,491,739
Rambus, Inc.*	56,739	2,395,521
Silicon Laboratories, Inc.*	17,014	1,966,308
Synaptics, Inc.*	20,813	1,614,673
TD SYNNEX Corp.	40,077	4,812,446
Teradata Corp.*	50,637	1,536,327
Universal Display Corp.	23,252	4,880,595
Vishay Intertechnology, Inc.	59,778	1,130,402
Vontier Corp.	80,988	2,732,535

		140,354,596

MATERIALS (6.4%)
Alcoa Corp.	136,123	5,251,625
AptarGroup, Inc.	34,981	5,603,606
Arcadium Lithium PLC*	566,644	1,614,935
Ashland, Inc.	25,731	2,237,825
Avient Corp.	48,115	2,421,147
Axalta Coating Systems Ltd.*	115,556	4,181,972
Berry Global Group, Inc.	60,385	4,104,972
Cabot Corp.	28,888	3,228,812
Chemours Co.	78,653	1,598,229
Cleveland-Cliffs, Inc.*	246,618	3,149,312
Commercial Metals Co.	60,592	3,330,136
Crown Hldgs., Inc.	62,807	6,021,935
Eagle Materials, Inc.	17,715	5,095,720
Graphic Packaging Hldg. Co.	158,135	4,679,215
Greif, Inc. Cl A	13,599	852,113
Knife River Corp.*	29,831	2,666,593

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MATERIALS (6.4%) (continued)
Louisiana-Pacific Corp.	32,957	3,541,559
NewMarket Corp.	4,044	2,231,843
Olin Corp.	61,913	2,970,586
Reliance, Inc.	28,989	8,383,909
Royal Gold, Inc.	34,641	4,860,132
RPM International, Inc.	67,866	8,211,786
Scotts Miracle-Gro Co.	22,455	1,946,848
Silgan Hldgs., Inc.	42,761	2,244,953
Sonoco Products Co.	51,774	2,828,414
United States Steel Corp.	117,887	4,164,948
Westlake Corp.	17,616	2,647,509

		100,070,634

REAL ESTATE (7.4%)
Agree Realty Corp.	52,902	3,985,108
American Homes 4 Rent Cl A	165,791	6,364,717
Brixmor Property Group, Inc.	158,784	4,423,722
COPT Defense Properties	59,237	1,796,658
Cousins Properties, Inc.	80,166	2,363,294
CubeSmart	118,662	6,387,576
EastGroup Properties, Inc.	25,635	4,789,131
EPR Properties	39,899	1,956,647
Equity LifeStyle Properties, Inc.	98,280	7,011,295
First Industrial Realty Trust, Inc.	69,733	3,903,653
Gaming & Leisure Properties, Inc.	144,582	7,438,744
Healthcare Realty Trust, Inc. Cl A	191,287	3,471,859
Independence Realty Trust, Inc.	118,408	2,427,364
Jones Lang LaSalle, Inc.*	25,010	6,747,948
Kilroy Realty Corp.	55,667	2,154,313
Kite Realty Group Trust	115,740	3,074,054
Lamar Advertising Co. Cl A	46,307	6,186,615
National Storage Affiliates Trust	36,817	1,774,579
NNN REIT, Inc.	96,774	4,692,571
Omega Healthcare Investors, Inc.	135,859	5,529,461
Park Hotels & Resorts, Inc.	110,082	1,552,156
PotlatchDeltic Corp.	37,839	1,704,647
Rayonier, Inc.	70,650	2,273,517
Rexford Industrial Realty, Inc.	115,425	5,807,032
Sabra Health Care REIT, Inc.	123,438	2,297,181
STAG Industrial, Inc.	95,957	3,750,959

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (7.4%) (continued)
Vornado Realty Trust	87,320	3,440,408
WP Carey, Inc.	115,315	7,184,125

		114,489,334

UTILITIES (2.6%)
ALLETE, Inc.	30,432	1,953,430
Black Hills Corp.	36,752	2,246,282
Essential Utilities, Inc.	132,668	5,117,005
IDACORP, Inc.	28,060	2,892,705
National Fuel Gas Co.	48,138	2,917,644
New Jersey Resources Corp.	52,254	2,466,389
Northwestern Energy Group, Inc.	32,300	1,848,206
OGE Energy Corp.	105,841	4,341,598
ONE Gas, Inc.	29,852	2,221,586
Ormat Technologies, Inc.	28,350	2,181,249
Portland General Electric Co.	54,308	2,601,353
Southwest Gas Hldgs., Inc.	31,722	2,339,815
Spire, Inc.	30,429	2,047,567
TXNM Energy, Inc.	47,666	2,086,341
UGI Corp.	113,123	2,830,338

		40,091,508

TOTAL COMMON STOCKS (Cost: $1,207,427,941)		1,554,260,761

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.1%):
U.S. GOVERNMENT (0.0%) (1)
U.S. Treasury Bill (2)	A-1+	4.85	10/08/24	800,000	799,248

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	4.35	10/01/24	1,300,000	1,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,099,248)					2,099,248

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	4.08	10/01/24	32,775	32,775

TOTAL TEMPORARY CASH INVESTMENT (Cost: $32,775)				32,775

TOTAL INVESTMENTS (Cost: $1,209,559,964) 99.9%				1,556,392,784

OTHER NET ASSETS 0.1%				1,714,367

NET ASSETS 100.0%				$1,558,107,151

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.
(2)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of September 30, 2024, was as follows:

Contract Type	Number of Contracts	Purchased(P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P MidCap 400 Stock Index	3	P	December 2024	$944,580	$5,480	0.1%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (61.3%):
COMMUNICATION SERVICES (4.8%)
Alphabet, Inc. Cl A	15,586	$2,584,938
AT&T, Inc.	99,349	2,185,678
Comcast Corp. Cl A	44,707	1,867,411
Electronic Arts, Inc.	6,948	996,621
Fox Corp. Cl A	19,891	841,986
T-Mobile US, Inc.	6,466	1,334,324

		9,810,958

CONSUMER DISCRETIONARY (7.0%)
Amazon.com, Inc.*	13,726	2,557,566
AutoZone, Inc.*	324	1,020,613
Booking Hldgs., Inc.	469	1,975,484
DR Horton, Inc.	7,715	1,471,791
Hilton Worldwide Hldgs., Inc.	3,837	884,429
Home Depot, Inc.	4,212	1,706,702
Ralph Lauren Corp. Cl A	7,912	1,533,899
Tapestry, Inc.	30,915	1,452,387
TJX Cos., Inc.	13,371	1,571,627

		14,174,498

CONSUMER STAPLES (3.5%)
Colgate-Palmolive Co.	16,118	1,673,210
Costco Wholesale Corp.	1,823	1,616,126
Philip Morris International, Inc.	13,430	1,630,402
Walmart, Inc.	26,962	2,177,181

		7,096,919

ENERGY (2.8%)
Baker Hughes Co. Cl A	19,412	701,744
ConocoPhillips	10,319	1,086,384
Exxon Mobil Corp.	13,558	1,589,269
Valero Energy Corp.	6,772	914,423
Williams Cos., Inc.	28,406	1,296,734

		5,588,554

FINANCIALS (6.5%)
Citigroup, Inc.	19,308	1,208,681
Corpay, Inc.*	4,543	1,420,869
Goldman Sachs Group, Inc.	2,611	1,292,732

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (6.5%) (continued)
JPMorgan Chase & Co.	15,213	3,207,813
KeyCorp.	43,756	732,913
Morgan Stanley	17,170	1,789,801
U.S. Bancorp	23,974	1,096,331
Visa, Inc. Cl A	8,642	2,376,118

		13,125,258

HEALTH CARE (7.7%)
AbbVie, Inc.	10,552	2,083,809
Bristol-Myers Squibb Co.	12,567	650,216
Cigna Group	3,714	1,286,678
Elevance Health, Inc.	1,555	808,600
Eli Lilly & Co.	2,783	2,465,571
Gilead Sciences, Inc.	15,917	1,334,481
HCA Healthcare, Inc.	1,597	649,069
Hologic, Inc.*	7,687	626,183
Johnson & Johnson	11,135	1,804,538
McKesson Corp.	2,499	1,235,556
UnitedHealth Group, Inc.	4,332	2,532,834

		15,477,535

INDUSTRIALS (6.1%)
Caterpillar, Inc.	3,079	1,204,259
Deere & Co.	3,977	1,659,721
FedEx Corp.	4,908	1,343,221
GE Vernova, Inc.*	5,767	1,470,470
General Electric Co.	3,198	603,079
Honeywell International, Inc.	4,655	962,235
Parker-Hannifin Corp.	2,008	1,268,695
Snap-on, Inc.	2,816	815,823
Trane Technologies PLC	4,884	1,898,557
Union Pacific Corp.	4,314	1,063,315

		12,289,375

INFORMATION TECHNOLOGY (19.1%)
Adobe, Inc.*	3,414	1,767,701
Apple, Inc.	43,675	10,176,275
Broadcom, Inc.	19,512	3,365,820
Fortinet, Inc.*	19,558	1,516,723
Intuit, Inc.	2,077	1,289,817
Lam Research Corp.	1,882	1,535,863
Microsoft Corp.	22,451	9,660,665

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (19.1%) (continued)
NetApp, Inc.	9,150	1,130,117
NVIDIA Corp.	66,992	8,135,508

		38,578,489

MATERIALS (1.6%)
Freeport-McMoRan, Inc.	29,863	1,490,761
Newmont Corp.	34,484	1,843,170

		3,333,931

REAL ESTATE (0.8%)
Digital Realty Trust, Inc.	5,862	948,647
VICI Properties, Inc. Cl A	17,825	593,751

		1,542,398

UTILITIES (1.4%)
NextEra Energy, Inc.	19,159	1,619,510
NRG Energy, Inc.	13,873	1,263,830

		2,883,340

TOTAL COMMON STOCKS (Cost: $67,161,276)		123,901,255

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (35.1%):
U.S. GOVERNMENT (8.9%)
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	508,945
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,346,922
U.S. Treasury Bond	AA+	1.88	02/15/41	1,700,000	1,246,578
U.S. Treasury Bond	AA+	3.00	11/15/45	600,000	497,719
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	422,859
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	603,434
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	2,086,816
U.S. Treasury Bond	AA+	4.25	02/15/54	955,000	973,503
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	53,008
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	807,961
U.S. Treasury Note	AA+	1.63	08/15/29	1,000,000	914,688
U.S. Treasury Note	AA+	2.63	02/15/29	1,100,000	1,057,633
U.S. Treasury Note	AA+	2.88	05/15/28	425,000	414,840
U.S. Treasury Note	AA+	2.88	05/15/32	1,735,000	1,640,659
U.S. Treasury Note	AA+	3.63	03/31/30	460,000	460,359
U.S. Treasury Note	AA+	3.75	08/31/26	200,000	200,289

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

U.S. GOVERNMENT (8.9%) (continued)
U.S. Treasury Note	AA+	3.75	08/31/31	1,550,000	1,558,477
U.S. Treasury Note	AA+	3.88	08/15/34	400,000	402,875
U.S. Treasury Note	AA+	4.00	02/15/34	1,010,000	1,027,517
U.S. Treasury Note	AA+	4.50	11/15/33	190,000	200,688
U.S. Treasury Strip	AA+	0.00	08/15/29	945,000	790,810
U.S. Treasury Strip	AA+	0.00	02/15/42	1,625,000	763,052

					17,979,632

U.S. GOVERNMENT AGENCIES (13.5%)
MORTGAGE-BACKED OBLIGATIONS (12.2%)
FHLMC	AA+	2.50	09/01/27	28,593	28,024
FHLMC	AA+	2.50	06/01/35	136,088	128,396
FHLMC	AA+	2.50	06/01/50	149,092	129,879
FHLMC	AA+	2.50	11/01/50	647,345	567,282
FHLMC	AA+	2.50	10/01/51	194,620	168,886
FHLMC	AA+	3.00	06/01/27	20,261	19,980
FHLMC	AA+	3.00	08/01/27	18,564	18,303
FHLMC	AA+	3.00	11/01/42	73,719	68,543
FHLMC	AA+	3.00	04/01/43	72,357	67,185
FHLMC	AA+	3.00	11/01/49	217,721	197,786
FHLMC	AA+	3.00	11/01/49	142,371	129,335
FHLMC	AA+	3.00	10/01/51	360,943	323,856
FHLMC	AA+	3.00	06/01/52	562,743	510,594
FHLMC	AA+	3.50	02/01/32	82,123	80,867
FHLMC	AA+	3.50	01/01/43	91,143	86,981
FHLMC	AA+	3.50	06/01/45	122,334	116,501
FHLMC	AA+	3.50	07/01/45	145,840	139,279
FHLMC	AA+	4.00	11/01/33	45,775	45,812
FHLMC	AA+	4.00	01/01/38	70,261	69,796
FHLMC	AA+	4.00	03/01/41	27,943	27,537
FHLMC	AA+	4.00	07/01/41	44,133	43,648
FHLMC	AA+	4.00	11/01/42	18,130	17,868
FHLMC	AA+	4.00	01/01/43	93,935	92,578
FHLMC	AA+	4.00	10/01/44	37,810	37,064
FHLMC	AA+	4.00	06/01/45	117,455	115,217
FHLMC	AA+	4.00	04/01/52	401,240	388,117
FHLMC	AA+	4.00	08/01/52	256,483	248,852
FHLMC	AA+	4.23	05/01/30	475,000	473,064
FHLMC	AA+	4.50	02/01/44	45,967	46,150
FHLMC	AA+	4.50	05/01/48	51,996	51,898
FHLMC	AA+	5.00	02/01/26	687	687

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (12.2%) (continued)
FHLMC	AA+	5.00	08/01/35	37,919	38,817
FHLMC	AA+	5.00	07/01/39	6,667	6,867
FHLMC	AA+	5.00	06/01/52	792,415	794,538
FHLMC	AA+	5.00	12/01/52	496,845	501,245
FHLMC	AA+	5.00	06/01/54	198,842	199,207
FHLMC	AA+	5.50	07/01/32	10,276	10,612
FHLMC	AA+	5.50	05/01/33	6,186	6,432
FHLMC	AA+	5.50	06/01/37	44,801	46,940
FHLMC	AA+	5.50	06/01/53	91,596	93,074
FHLMC	AA+	5.50	07/01/53	469,594	479,563
FHLMC	AA+	5.50	07/01/53	231,970	235,725
FHLMC	AA+	6.00	09/01/53	185,243	191,815
FHLMC	AA+	6.00	02/01/54	263,719	269,561
FHLMC ARM	AA+	1.93	10/01/51	632,091	564,454
FHLMC REMICS	AA+	2.50	04/25/50	111,894	92,444
FHLMC Strip	AA+	3.00	06/15/42	151,873	141,295
FHLMC Strip	AA+	3.00	01/15/43	50,632	46,901
FNMA	AA+	1.80	09/01/51	699,301	624,292
FNMA	AA+	2.00	11/01/35	345,826	318,616
FNMA	AA+	2.00	07/01/36	672,048	619,410
FNMA	AA+	2.00	09/01/50	600,111	499,606
FNMA	AA+	2.00	10/01/50	152,487	127,971
FNMA	AA+	2.00	02/01/51	391,878	323,701
FNMA	AA+	2.00	03/01/51	240,995	199,075
FNMA	AA+	2.34	05/01/36	537,665	447,995
FNMA	AA+	2.50	02/01/33	111,210	106,085
FNMA	AA+	2.50	06/01/35	312,242	294,497
FNMA	AA+	2.50	10/01/35	293,909	276,843
FNMA	AA+	2.50	04/01/42	1,038,113	932,926
FNMA	AA+	2.50	03/01/51	847,648	746,132
FNMA	AA+	2.50	04/01/51	146,228	127,262
FNMA	AA+	2.50	05/01/51	641,503	562,620
FNMA	AA+	2.50	05/01/52	860,609	748,115
FNMA	AA+	3.00	06/01/33	111,296	107,478
FNMA	AA+	3.00	09/01/33	64,366	62,138
FNMA	AA+	3.00	01/01/43	207,067	192,253
FNMA	AA+	3.00	02/01/43	51,376	47,431
FNMA	AA+	3.00	03/01/43	107,518	99,723
FNMA	AA+	3.00	09/01/43	107,882	99,635
FNMA	AA+	3.00	12/01/47	29,877	27,332
FNMA	AA+	3.00	03/01/48	53,211	48,364

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (12.2%) (continued)
FNMA	AA+	3.00	03/01/50	75,728	68,075
FNMA	AA+	3.00	01/01/52	529,820	478,112
FNMA	AA+	3.00	03/01/52	428,720	384,628
FNMA	AA+	3.10	06/01/29	175,000	167,228
FNMA	AA+	3.50	08/01/38	74,895	71,363
FNMA	AA+	3.50	10/01/41	50,153	47,816
FNMA	AA+	3.50	11/01/41	72,495	69,105
FNMA	AA+	3.50	12/01/41	55,961	53,354
FNMA	AA+	3.50	04/01/42	82,059	78,228
FNMA	AA+	3.50	08/01/42	100,371	95,681
FNMA	AA+	3.50	08/01/43	128,195	122,153
FNMA	AA+	3.50	08/01/43	204,106	194,236
FNMA	AA+	3.50	10/01/44	26,601	25,377
FNMA	AA+	3.50	04/01/45	106,151	100,980
FNMA	AA+	3.50	04/01/45	45,058	42,923
FNMA	AA+	3.50	09/01/47	50,446	47,921
FNMA	AA+	3.50	06/01/51	492,947	459,911
FNMA	AA+	3.50	05/01/52	584,445	548,169
FNMA	AA+	3.75	08/01/28	200,000	196,725
FNMA	AA+	4.00	01/01/31	30,469	30,362
FNMA	AA+	4.00	07/01/40	60,411	59,408
FNMA	AA+	4.00	11/01/40	31,112	30,626
FNMA	AA+	4.00	05/01/41	26,736	26,318
FNMA	AA+	4.00	11/01/45	60,363	59,354
FNMA	AA+	4.00	02/01/47	58,122	56,979
FNMA	AA+	4.00	04/01/49	224,690	218,472
FNMA	AA+	4.00	03/01/50	208,111	201,883
FNMA	AA+	4.00	07/01/52	162,823	158,285
FNMA	AA+	4.00	07/01/56	309,969	298,393
FNMA	AA+	4.50	05/01/30	8,483	8,531
FNMA	AA+	4.50	06/01/34	13,542	13,637
FNMA	AA+	4.50	08/01/35	8,978	9,065
FNMA	AA+	4.50	05/01/39	25,891	26,165
FNMA	AA+	4.50	05/01/39	16,370	16,528
FNMA	AA+	4.50	05/01/40	34,932	35,185
FNMA	AA+	4.50	10/01/40	124,033	124,933
FNMA	AA+	4.50	10/01/41	9,002	9,058
FNMA	AA+	4.50	11/01/47	23,903	23,938
FNMA	AA+	4.50	11/01/47	38,247	38,252
FNMA	AA+	4.50	05/01/50	327,412	326,037
FNMA	AA+	4.58	02/01/53	267,536	266,533

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (12.2%) (continued)
FNMA	AA+	5.00	06/01/33	14,080	14,398
FNMA	AA+	5.00	10/01/33	14,916	15,253
FNMA	AA+	5.00	11/01/33	40,322	41,235
FNMA	AA+	5.00	11/01/33	10,030	10,257
FNMA	AA+	5.00	03/01/34	5,730	5,860
FNMA	AA+	5.00	04/01/34	9,378	9,594
FNMA	AA+	5.00	09/01/35	5,534	5,668
FNMA	AA+	5.00	08/01/37	48,886	50,138
FNMA	AA+	5.00	05/01/39	21,024	21,634
FNMA	AA+	5.50	07/01/27	48,584	49,050
FNMA	AA+	5.50	06/01/48	4,002	4,160
FNMA	AA+	5.50	03/01/53	299,972	303,934
FNMA	AA+	6.00	05/01/32	3,085	3,254
FNMA	AA+	6.00	04/01/33	15,431	16,279
FNMA	AA+	6.00	05/01/33	6,782	7,155
FNMA	AA+	6.00	06/01/34	5,075	5,355
FNMA	AA+	6.00	09/01/34	1,166	1,231
FNMA	AA+	6.00	10/01/34	13,074	13,795
FNMA	AA+	6.00	01/01/37	5,710	6,094
FNMA	AA+	6.00	05/01/37	1,427	1,523
FNMA	AA+	6.00	11/01/52	590,485	611,578
FNMA	AA+	6.00	09/01/53	46,204	48,047
FNMA	AA+	6.50	05/01/32	15,040	15,874
FNMA	AA+	6.50	07/01/34	2,748	2,944
FNMA	AA+	6.50	05/01/37	15,488	16,758
FNMA	AA+	7.00	04/01/32	534	569
FNMA	AA+	7.50	06/01/31	1,024	1,091
FNMA	AA+	7.50	02/01/32	1,518	1,638
FNMA	AA+	7.50	06/01/32	1,135	1,239
FNMA	AA+	8.00	04/01/32	1,001	1,054
FNMA Strip	AA+	3.00	08/25/42	44,681	41,433
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	44,008	42,303
GNMA (1)	AA+	2.50	10/20/51	167,733	145,963
GNMA (1)	AA+	2.50	08/20/52	164,040	144,350
GNMA (1)	AA+	2.50	03/20/53	905,202	797,148
GNMA (1)	AA+	2.50	06/20/53	442,787	389,795
GNMA (1)	AA+	3.00	10/20/51	195,362	176,063
GNMA (1)	AA+	4.00	10/16/36	184,280	173,850
GNMA (1)	AA+	4.00	01/15/42	100,740	100,058
GNMA (1)	AA+	4.00	08/20/42	33,940	33,732
GNMA (1)	AA+	4.50	04/20/31	18,517	18,663

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (12.2%) (continued)
GNMA (1)	AA+	4.50	10/15/40	50,335	51,069
GNMA (1)	AA+	4.50	10/20/43	79,271	79,925
GNMA (1)	AA+	5.00	06/20/39	37,699	38,854
GNMA (1)	AA+	6.50	04/15/31	1,141	1,188
GNMA (1)	AA+	6.50	10/15/31	644	679
GNMA (1)	AA+	6.50	12/15/31	257	260
GNMA (1)	AA+	6.50	05/15/32	1,649	1,698
GNMA (1)	AA+	7.00	05/15/31	631	670
GNMA (1)	AA+	7.00	05/15/32	138	139

					24,613,381

NON-MORTGAGE-BACKED OBLIGATIONS (1.3%)
FFCB	AA+	5.74	06/24/31	1,000,000	1,000,511
FFCB	AA+	5.95	05/24/34	190,000	190,265
FHLB	AA+	5.65	05/21/29	145,000	145,204
FHLB	AA+	5.70	05/01/29	100,000	100,509
FHLB	AA+	5.78	04/22/31	120,000	120,043
FHLMC	AA+	5.00	03/14/29	300,000	299,947
FHLMC	AA+	5.60	05/03/27	820,000	821,520

					2,677,999

CORPORATE DEBT (12.7%)
COMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	262,143
Comcast Corp.	A-	3.40	04/01/30	300,000	287,661
Sprint LLC	BBB-	7.63	03/01/26	255,000	263,224
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	158,388
T-Mobile USA, Inc.	BBB	3.75	04/15/27	205,000	202,512
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	408,805
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	355,000	315,288

					1,898,021

CONSUMER DISCRETIONARY (0.8%)
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	63,501
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	187,517
Best Buy Co., Inc.	BBB+	1.95	10/01/30	110,000	95,767
Expedia Group, Inc.	BBB	5.00	02/15/26	260,000	261,460
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	200,000	192,220
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	285,000	294,676
Lennar Corp.	BBB	5.00	06/15/27	110,000	111,754
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	165,000	167,075
Tapestry, Inc.	BBB	7.00	11/27/26	50,000	51,773
Tapestry, Inc.	BBB	7.05	11/27/25	50,000	51,021

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY 0.8% (continued)
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	165,000	166,045

					1,642,809

CONSUMER STAPLES (0.4%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	115,000	103,698
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	150,000	149,570
Constellation Brands, Inc.	BBB	4.80	01/15/29	230,000	234,085
J M Smucker Co.	BBB	6.20	11/15/33	245,000	271,084

					758,437

ENERGY (1.3%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	185,000	181,951
Diamondback Energy, Inc.	BBB	5.15	01/30/30	225,000	230,950
Energy Transfer LP	BBB	5.25	07/01/29	105,000	108,239
Energy Transfer LP	BBB	5.55	02/15/28	276,000	285,401
EQT Corp.†	BBB-	3.13	05/15/26	165,000	161,070
EQT Corp.	BBB-	3.90	10/01/27	90,000	88,443
Hess Corp.	BBB-	4.30	04/01/27	80,000	79,981
HF Sinclair Corp.	BBB-	6.38	04/15/27	245,000	249,174
Kinder Morgan, Inc.	BBB	5.10	08/01/29	280,000	287,365
ONEOK, Inc.	BBB	4.40	10/15/29	70,000	69,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	135,000	137,555
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	75,000	76,875
Western Midstream Operating LP	BBB-	4.65	07/01/26	285,000	284,988
Williams Cos., Inc.	BBB	5.40	03/02/26	320,000	324,142

					2,565,901

FINANCIALS (4.8%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	157,790
Alleghany Corp.	AA	3.63	05/15/30	160,000	155,220
American Express Co.	BBB+	5.39	07/28/27	210,000	214,201
American Express Co.	BBB+	5.53	04/25/30	165,000	172,917
Aon North America, Inc.	A-	5.45	03/01/34	450,000	472,512
Bank of America Corp.	A-	2.97	02/04/33	985,000	882,443
BankUnited, Inc.	BBB	4.88	11/17/25	160,000	159,089
Block Financial LLC	BBB	5.25	10/01/25	350,000	350,661
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	116,342
Capital One Financial Corp.	BBB	6.38	06/08/34	140,000	151,272
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	182,598
Citigroup, Inc.	BBB+	3.98	03/20/30	220,000	215,484
Citigroup, Inc.	BBB	5.83	02/13/35	300,000	313,050
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	260,000	270,466
Discover Financial Svcs.	BBB-	4.10	02/09/27	335,000	332,020

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS 4.8% (continued)
Fairfax Financial Hldgs. Ltd.†	BBB+	6.00	12/07/33	160,000	168,666
Fifth Third Bancorp	BBB+	4.90	09/06/30	125,000	126,507
Fifth Third Bancorp	BBB+	6.34	07/27/29	155,000	164,715
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	412,910
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	235,000	265,260
JPMorgan Chase & Co.	A-	5.35	06/01/34	200,000	209,282
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	385,000	407,276
Kemper Corp.	BBB-	3.80	02/23/32	165,000	150,054
KeyCorp	BBB	2.25	04/06/27	310,000	293,523
Mercury General Corp.	BBB	4.40	03/15/27	125,000	123,702
Morgan Stanley	A-	2.70	01/22/31	450,000	412,276
Morgan Stanley	A-	5.17	01/16/30	40,000	41,230
Morgan Stanley	A-	5.45	07/20/29	35,000	36,350
Morgan Stanley	A-	6.14	10/16/26	175,000	177,789
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	180,000	181,161
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	120,000	137,454
Synchrony Financial	BBB-	3.70	08/04/26	400,000	392,616
Truist Financial Corp.	A-	4.87	01/26/29	250,000	252,637
U.S. Bancorp	A	4.65	02/01/29	270,000	272,500
U.S. Bancorp	A	5.78	06/12/29	60,000	62,869
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	246,968
Wells Fargo & Co.	BBB+	3.35	03/02/33	315,000	288,040
Wells Fargo & Co.	BBB+	3.53	03/24/28	190,000	186,414
Wells Fargo & Co.	BBB+	5.20	01/23/30	220,000	226,801
Zions Bancorporation	BBB	3.25	10/29/29	250,000	223,086

					9,606,151

HEALTH CARE (0.8%)
AbbVie, Inc.	A-	5.05	03/15/34	455,000	475,225
Amgen, Inc.	BBB+	5.15	03/02/28	235,000	242,076
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	104,088
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	86,680
Bristol-Myers Squibb Co.	A	5.20	02/22/34	90,000	94,844
CVS Health Corp.	BBB	3.75	04/01/30	389,000	372,869
Elevance Health, Inc.	A	2.88	09/15/29	255,000	239,273

					1,615,055

INDUSTRIALS (0.6%)
Boeing Co.	BBB-	2.20	02/04/26	185,000	178,252
Boeing Co.	BBB-	2.75	02/01/26	130,000	126,219
Equifax, Inc.	BBB	4.80	09/15/29	280,000	283,188
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	210,000	215,628
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	144,718

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS 0.6% (continued)
Uber Technologies, Inc.†	BBB-	4.50	08/15/29	220,000	218,253
Verisk Analytics, Inc.	BBB	4.00	06/15/25	26,000	25,824

					1,192,082

INFORMATION TECHNOLOGY (0.6%)
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	225,000	223,475
Broadcom, Inc.	BBB	5.05	07/12/29	135,000	138,984
Intel Corp.	BBB+	3.75	03/25/27	115,000	112,974
Intel Corp.	BBB+	5.20	02/10/33	165,000	167,090
Oracle Corp.	BBB	4.90	02/06/33	285,000	289,983
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	150,000	134,880
VMware LLC	BBB	1.40	08/15/26	240,000	227,547

					1,294,933

MATERIALS (0.3%)
Celanese US Hldgs. LLC	BBB-	6.17	07/15/27	160,000	165,858
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	180,000	166,667
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	347,833

					680,358

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	360,000	355,433
American Tower Corp.	BBB	2.75	01/15/27	140,000	135,277
American Tower Corp.	BBB	3.13	01/15/27	45,000	43,819
Boston Properties LP	BBB	3.25	01/30/31	300,000	270,196
Boston Properties LP	BBB	5.75	01/15/35	35,000	35,698
Boston Properties LP	BBB	6.50	01/15/34	50,000	54,364
Digital Realty Trust LP	BBB	5.55	01/15/28	215,000	222,470
Equinix, Inc.	BBB	1.45	05/15/26	260,000	248,485
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	245,000	252,975
Kimco Realty OP LLC	BBB+	4.85	03/01/35	65,000	64,492
Kimco Realty OP LLC	BBB+	6.40	03/01/34	200,000	222,596
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	108,596
Prologis LP	A	1.75	07/01/30	140,000	122,135
Realty Income Corp.	A-	4.85	03/15/30	65,000	66,560
Realty Income Corp.	A-	5.13	02/15/34	325,000	332,314
Tanger Properties LP	BBB-	3.13	09/01/26	175,000	169,687
Tanger Properties LP	BBB-	3.88	07/15/27	110,000	107,684

					2,812,781

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	345,000	356,224
DTE Energy Co.	BBB	5.10	03/01/29	325,000	334,676
Duke Energy Carolinas LLC	A	4.85	01/15/34	295,000	301,854

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

UTILITIES 0.8% (continued)
Duke Energy Corp.	BBB	4.85	01/05/29	35,000	35,730
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	275,000	271,133
Southern Co.	BBB+	5.70	03/15/34	280,000	300,716

					1,600,333

TOTAL CORPORATE DEBT					25,666,861

TOTAL LONG-TERM DEBT SECURITIES (Cost: $72,605,149)					70,937,873

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (3.2%):
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	4.63	10/17/24	1,000,000	997,948
U.S. Treasury Bill	A-1+	4.63	10/22/24	900,000	897,579
U.S. Treasury Bill	A-1+	4.63	10/31/24	1,000,000	996,156
U.S. Treasury Bill	A-1+	4.63	11/19/24	1,500,000	1,490,611

					4,382,294

U.S. GOVERNMENT AGENCIES (1.0%)
FHLB	A-1+	4.35	10/01/24	2,000,000	2,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,382,294)					6,382,294

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%):
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	484,133	484,133

TOTAL TEMPORARY CASH INVESTMENT (Cost: $484,133)					484,133

TOTAL INVESTMENTS (Cost: $146,632,852) 99.9%					201,705,555

OTHER NET ASSETS 0.1%					296,290

NET ASSETS 100.0%					$202,001,845

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
REMICS = Real Estate Mortgage Investment Conduits

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate values of these securities amounts to $714,656 and represents 0.4% of net assets.

(1)	U.S. Government guaranteed security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (95.9%):
AUSTRALIA (5.6%)
CONSUMER DISCRETIONARY (1.2%)
Aristocrat Leisure Ltd.	197,153	$7,958,805
Wesfarmers Ltd.	263,126	12,775,785

		20,734,590

FINANCIALS (1.2%)
ANZ Group Hldgs. Ltd.	559,263	11,751,729
Commonwealth Bank of Australia	91,350	8,519,515

		20,271,244

HEALTH CARE (0.2%)
Cochlear Ltd.	21,463	4,176,103

INFORMATION TECHNOLOGY (0.6%)
WiseTech Global Ltd.	98,039	9,282,600

MATERIALS (2.4%)
BHP Group Ltd.	804,941	24,986,714
BlueScope Steel Ltd.	484,231	7,390,680
Fortescue Ltd.	517,846	7,302,944

		39,680,338

TOTAL AUSTRALIA		94,144,875

AUSTRIA (0.3%)
ENERGY (0.3%)
OMV AG	105,728	4,523,060

DENMARK (4.4%)
CONSUMER DISCRETIONARY (0.8%)
Pandora A/S	83,591	13,776,381

HEALTH CARE (2.9%)
Novo Nordisk A/S Cl B	415,861	49,322,591

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (0.7%)
AP Moller - Maersk A/S Cl B	3,224	5,424,934
ROCKWOOL A/S Cl B	11,468	5,383,359

		10,808,293

TOTAL DENMARK		73,907,265

FINLAND (1.0%)
FINANCIALS (1.0%)
Nordea Bank Abp	837,405	9,880,970
Sampo OYJ Cl A	166,456	7,763,573

		17,644,543

FRANCE (10.1%)
COMMUNICATION SERVICES (0.8%)
Orange S.A.	607,049	6,952,476
Publicis Groupe S.A.	63,561	6,955,885

		13,908,361

CONSUMER DISCRETIONARY (1.4%)
Hermes International SCA	9,538	23,485,958

CONSUMER STAPLES (1.2%)
Danone S.A.	119,054	8,671,834
L’Oreal S.A.	25,148	11,279,805

		19,951,639

ENERGY (1.0%)
TotalEnergies SE	271,580	17,635,143

FINANCIALS (1.1%)
AXA S.A.	197,246	7,593,353
BNP Paribas S.A.	153,811	10,554,774

		18,148,127

HEALTH CARE (0.4%)
EssilorLuxottica S.A.	27,547	6,526,557

INDUSTRIALS (2.8%)
Cie de Saint-Gobain S.A.	148,602	13,552,877
Eiffage S.A.	84,057	8,117,022
Schneider Electric SE	70,880	18,684,530

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Vinci S.A.	57,759	6,751,831

		47,106,260

INFORMATION TECHNOLOGY (0.4%)
Capgemini SE	30,500	6,584,969

REAL ESTATE (0.3%)
Klepierre S.A.	151,855	4,975,679

UTILITIES (0.7%)
Engie S.A.	667,115	11,535,892

TOTAL FRANCE		169,858,585

GERMANY (8.0%)
COMMUNICATION SERVICES (0.8%)
Deutsche Telekom AG	474,748	13,942,995

CONSUMER DISCRETIONARY (0.7%)
Bayerische Motoren Werke AG	48,400	4,280,329
Mercedes-Benz Group AG	129,775	8,409,314

		12,689,643

FINANCIALS (2.5%)
Allianz SE	52,930	17,409,692
Deutsche Bank AG	774,076	13,400,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,194	11,127,791

		41,938,041

INDUSTRIALS (1.4%)
GEA Group AG	89,908	4,409,676
Siemens AG	93,650	18,946,140

		23,355,816

INFORMATION TECHNOLOGY (1.9%)
SAP SE	137,600	31,473,608

MATERIALS (0.7%)
BASF SE	106,340	5,636,328
Heidelberg Materials AG	59,784	6,512,863

		12,149,191

TOTAL GERMANY		135,549,294

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HONG KONG (0.5%)
CONSUMER STAPLES (0.2%)
WH Group Ltd.†	5,568,500	4,385,973

REAL ESTATE (0.3%)
Sun Hung Kai Properties Ltd.	447,000	4,843,428

TOTAL HONG KONG		9,229,401

ISRAEL (0.7%)
INFORMATION TECHNOLOGY (0.7%)
Check Point Software Technologies Ltd.*	63,126	12,171,324

ITALY (3.3%)
CONSUMER DISCRETIONARY (0.6%)
Ferrari N.V.	22,285	10,442,780

FINANCIALS (2.0%)
Generali	118,590	3,432,314
Intesa Sanpaolo SpA	2,602,244	11,139,425
Poste Italiane SpA†	610,040	8,566,877
UniCredit SpA	257,688	11,312,923

		34,451,539

UTILITIES (0.7%)
Enel SpA	1,382,844	11,045,887

TOTAL ITALY		55,940,206

JAPAN (20.9%)
COMMUNICATION SERVICES (1.2%)
Konami Group Corp.	66,900	6,822,835
Nintendo Co. Ltd.	253,000	13,524,146

		20,346,981

CONSUMER DISCRETIONARY (2.0%)
Bridgestone Corp.	86,500	3,340,681
Fast Retailing Co. Ltd.	22,200	7,366,410

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Honda Motor Co. Ltd.	727,100	7,763,310
Toyota Motor Corp.	499,600	8,980,442
Yamaha Motor Co. Ltd.	653,300	5,884,099

		33,334,942

CONSUMER STAPLES (1.2%)
Japan Tobacco, Inc.	689,800	20,115,107

ENERGY (0.3%)
Inpex Corp.	329,200	4,457,277

FINANCIALS (2.1%)
Daiwa Securities Group, Inc.	1,465,700	10,396,444
Japan Post Insurance Co. Ltd.	715,200	13,136,375
Tokio Marine Hldgs., Inc.	323,400	11,926,025

		35,458,844

HEALTH CARE (1.9%)
Chugai Pharmaceutical Co. Ltd.	184,700	8,953,234
Hoya Corp.	91,500	12,673,957
Kyowa Kirin Co. Ltd.	279,700	4,936,132
Shionogi & Co. Ltd.	324,300	4,648,900

		31,212,223

INDUSTRIALS (6.4%)
Hitachi Ltd.	963,500	25,551,234
ITOCHU Corp.	200,000	10,779,769
Marubeni Corp.	875,100	14,459,277
Mitsubishi Corp.	944,300	19,623,782
Mitsui & Co. Ltd.	806,100	18,028,906
Nippon Yusen KK	192,500	7,071,317
Sumitomo Corp.	583,900	13,113,001

		108,627,286

INFORMATION TECHNOLOGY (2.8%)
Brother Industries Ltd.	410,700	8,055,386
Canon, Inc.	164,900	5,431,408
Disco Corp.	20,400	5,374,300
Seiko Epson Corp.	469,400	8,683,877
Tokyo Electron Ltd.	87,300	15,569,792
Yokogawa Electric Corp.	191,100	4,897,251

		48,012,014

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MATERIALS (1.2%)
Nitto Denko Corp.	455,000	7,657,397
Shin-Etsu Chemical Co. Ltd.	289,100	12,082,445

		19,739,842

REAL ESTATE (1.1%)
Daito Trust Construction Co. Ltd.	67,100	8,173,753
Daiwa House Industry Co. Ltd.	184,200	5,798,279
Mitsui Fudosan Co. Ltd.	441,600	4,161,422

		18,133,454

UTILITIES (0.7%)
Osaka Gas Co. Ltd.	238,100	5,370,031
Tokyo Gas Co. Ltd.	311,800	7,263,300

		12,633,331

TOTAL JAPAN		352,071,301

LUXEMBOURG (0.4%)
MATERIALS (0.4%)
ArcelorMittal S.A.	257,349	6,738,590

NETHERLANDS (3.9%)
COMMUNICATION SERVICES (0.3%)
Koninklijke KPN N.V.	1,386,999	5,664,900

CONSUMER STAPLES (0.6%)
Koninklijke Ahold Delhaize N.V.	298,951	10,326,080

FINANCIALS (0.7%)
ING Groep N.V.	597,562	10,841,580

INFORMATION TECHNOLOGY (2.3%)
ASM International N.V.	13,247	8,739,839
ASML Hldg. N.V.	30,130	25,063,960
BE Semiconductor Industries N.V.	34,230	4,365,717

		38,169,516

TOTAL NETHERLANDS		65,002,076

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

NORWAY (0.7%)
ENERGY (0.7%)
Equinor ASA	452,665	11,450,417

SINGAPORE (0.8%)
FINANCIALS (0.8%)
DBS Group Hldgs. Ltd.	437,580	12,959,136

SPAIN (4.0%)
CONSUMER DISCRETIONARY (0.9%)
Industria de Diseno Textil S.A.	247,485	14,657,666

FINANCIALS (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	19,244,702
Banco Santander S.A.	3,920,468	20,087,958

		39,332,660

UTILITIES (0.8%)
Iberdrola S.A.	914,221	14,133,075

TOTAL SPAIN		68,123,401

SWEDEN (2.3%)
FINANCIALS (1.0%)
Investor AB Cl B	365,801	11,272,380
Svenska Handelsbanken AB Cl A	590,861	6,069,174

		17,341,554

INDUSTRIALS (1.3%)
Atlas Copco AB Cl A	753,362	14,600,178
Trelleborg AB Cl B	162,578	6,257,652

		20,857,830

TOTAL SWEDEN		38,199,384

SWITZERLAND (10.2%)
CONSUMER DISCRETIONARY (0.3%)
Cie Financiere Richemont S.A. Cl A	29,030	4,610,089

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER STAPLES (1.2%)
Nestle S.A.	203,179	20,417,953

FINANCIALS (1.8%)
Partners Group Hldg. AG	5,168	7,791,673
UBS Group AG	287,938	8,909,968
Zurich Insurance Group AG	20,621	12,458,384

		29,160,025

HEALTH CARE (4.4%)
Lonza Group AG	7,570	4,803,799
Novartis AG	271,226	31,229,608
Roche Hldg. AG	85,771	27,448,199
Sonova Hldg. AG	30,483	10,979,839

		74,461,445

INDUSTRIALS (1.5%)
ABB Ltd.	281,088	16,307,498
Schindler Hldg. AG	32,157	9,438,215

		25,745,713

INFORMATION TECHNOLOGY (0.4%)
Logitech International S.A.	76,370	6,839,757

MATERIALS (0.6%)
Givaudan S.A.	1,819	9,980,029

TOTAL SWITZERLAND		171,215,011

UNITED KINGDOM (14.6%)
COMMUNICATION SERVICES (0.4%)
Vodafone Group PLC	7,092,690	7,107,746

CONSUMER DISCRETIONARY (1.0%)
Burberry Group PLC	297,311	2,787,843
InterContinental Hotels Group PLC	58,277	6,345,901
Next PLC	53,913	7,061,886

		16,195,630

CONSUMER STAPLES (3.7%)
British American Tobacco PLC	323,132	11,779,892
Imperial Brands PLC	647,567	18,835,712

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

J Sainsbury PLC	1,881,056	7,443,431
Tesco PLC	1,636,674	7,857,591
Unilever PLC	248,698	16,122,705

		62,039,331

ENERGY (1.4%)
Shell PLC	732,076	23,748,042
FINANCIALS (3.6%)
3i Group PLC	266,208	11,791,733
Barclays PLC	5,504,642	16,537,914
HSBC Hldgs. PLC	2,262,591	20,296,240
Lloyds Banking Group PLC	16,302,538	12,817,603

		61,443,490

HEALTH CARE (1.5%)
AstraZeneca PLC	73,847	11,503,501
GSK PLC	703,418	14,321,235

		25,824,736

INDUSTRIALS (1.9%)
BAE Systems PLC	566,226	9,399,823
RELX PLC	468,949	22,140,391

		31,540,214

MATERIALS (1.1%)
Rio Tinto PLC	254,051	18,033,128

TOTAL UNITED KINGDOM		245,932,317

UNITED STATES (4.2%)
FINANCIALS (4.2%)
iShares Core MSCI Emerging Markets ETF	363,035	20,841,840
iShares MSCI Emerging Markets ex China ETF	200,000	12,222,000
iShares MSCI India ETF	300,761	17,603,541
Vanguard FTSE Emerging Markets ETF	434,975	20,813,554

		71,480,935

TOTAL COMMON STOCKS (Cost: $1,349,788,759)		1,616,141,121

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount		Value
SHORT-TERM DEBT SECURITIES (3.1%):
UNITED STATES (3.1%)
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	4.70	10/31/24		10,000,000	9,961,012
U.S. Treasury Bill	A-1+	4.72	11/05/24		12,000,000	11,945,216
U.S. Treasury Bill (1)	A-1+	4.85	11/12/24		16,300,000	16,208,522
U.S. Treasury Bill	A-1+	4.86	10/15/24		14,000,000	13,973,622

						52,088,372

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $52,088,372)						52,088,372

		Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.4%):
Brown Brothers Harriman, New York Time Deposit		0.01	10/01/24	JPY	981	7
Brown Brothers Harriman, New York Time Deposit		0.15	10/01/24	CHF	216	256
Brown Brothers Harriman, New York Time Deposit		2.00	10/01/24	DKK	1,899	284
Brown Brothers Harriman, New York Time Deposit		2.29	10/01/24	SEK	346	34
Brown Brothers Harriman, New York Time Deposit		2.90	10/01/24	AUD	689,434	476,571
Brown Brothers Harriman, New York Time Deposit		3.18	10/01/24	NOK	478	45
Citibank, New York Time Deposit		2.33	10/01/24	EUR	5,584	6,216
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	USD	5,421,912	5,421,912

						5,905,325

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,905,325)						5,905,325

TOTAL INVESTMENTS (Cost: $1,407,782,456) 99.4%						1,674,134,818

OTHER NET ASSETS 0.6%						10,794,357

NET ASSETS 100.0%						$1,684,929,175

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate values of these securities amounts to $12,952,850 and represents 0.8% of net assets.

(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

Information on futures contracts outstanding in the Fund as of September 30, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments
MSCI EAFE Index	1	P	December 2024	$124,390	$2,960	0.0%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.1%):
COMMUNICATION SERVICES (8.8%)
Alphabet, Inc. Cl A	857	$142,133
Alphabet, Inc. Cl C	703	117,535
AT&T, Inc.	1,049	23,078
Charter Communications, Inc. Cl A*	14	4,537
Comcast Corp. Cl A	565	23,600
Electronic Arts, Inc.	36	5,164
Fox Corp. Cl A	33	1,397
Fox Corp. Cl B	19	737
Interpublic Group of Cos., Inc.	55	1,740
Live Nation Entertainment, Inc.*	22	2,409
Match Group, Inc.*	38	1,438
Meta Platforms, Inc. Cl A	320	183,181
Netflix, Inc.*	63	44,684
News Corp. Cl A	56	1,491
News Corp. Cl B	16	447
Omnicom Group, Inc.	29	2,998
Paramount Global Cl B	86	913
Take-Two Interactive Software, Inc.*	23	3,535
T-Mobile US, Inc.	72	14,858
Verizon Communications, Inc.	616	27,665
Walt Disney Co.	266	25,586
Warner Bros Discovery, Inc.*	327	2,698

		631,824

CONSUMER DISCRETIONARY (10.1%)
Airbnb, Inc. Cl A*	102	12,935
Aptiv PLC*	62	4,465
AutoZone, Inc.*	4	12,600
Best Buy Co., Inc.	46	4,752
Booking Hldgs., Inc.	8	33,697
BorgWarner, Inc.	53	1,923
CarMax, Inc.*	37	2,863
Carnival Corp.*	234	4,324
Chipotle Mexican Grill, Inc. Cl A*	317	18,266
Darden Restaurants, Inc.	28	4,596
Deckers Outdoor Corp.*	36	5,740
Domino’s Pizza, Inc.	8	3,441
DR Horton, Inc.	68	12,972

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER DISCRETIONARY (10.1%) (continued)
eBay, Inc.	114	7,423
Expedia Group, Inc.*	29	4,293
Ford Motor Co.	903	9,536
Garmin Ltd.	36	6,337
General Motors Co.	260	11,658
Genuine Parts Co.	33	4,609
Hasbro, Inc.	31	2,242
Hilton Worldwide Hldgs., Inc.	57	13,139
Home Depot, Inc.	230	93,196
Lennar Corp. Cl A	56	10,499
LKQ Corp.	61	2,435
Lowe’s Cos., Inc.	132	35,752
Lululemon Athletica, Inc.*	27	7,326
Marriott International, Inc. Cl A	55	13,673
McDonald’s Corp.	166	50,549
Mohawk Industries, Inc.*	12	1,928
NIKE, Inc. Cl B	278	24,575
Norwegian Cruise Line Hldgs. Ltd.*	102	2,092
NVR, Inc.*	1	9,812
O’Reilly Automotive, Inc.*	14	16,122
Pool Corp.	9	3,391
PulteGroup, Inc.	48	6,889
Ross Stores, Inc.	78	11,740
Royal Caribbean Cruises Ltd.	55	9,755
Starbucks Corp.	263	25,640
Tapestry, Inc.	54	2,537
Tesla, Inc.*	642	167,966
TJX Cos., Inc.	262	30,796
Tractor Supply Co.	25	7,273
Ulta Beauty, Inc.*	11	4,280
Yum! Brands, Inc.	66	9,221

		729,258

CONSUMER STAPLES (5.8%)
Archer-Daniels-Midland Co.	137	8,184
Brown-Forman Corp. Cl B	52	2,558
Bunge Global S.A.	40	3,866
Campbell Soup Co.	56	2,740
Clorox Co.	35	5,702
Colgate-Palmolive Co.	234	24,292
Conagra Brands, Inc.	137	4,455
Constellation Brands, Inc. Cl A	44	11,338

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

CONSUMER STAPLES (5.8%) (continued)
Costco Wholesale Corp.	127	112,588
Dollar General Corp.	63	5,328
Dollar Tree, Inc.*	57	4,008
Estee Lauder Cos., Inc. Cl A	66	6,580
General Mills, Inc.	159	11,742
Hormel Foods Corp.	83	2,631
J M Smucker Co.	30	3,633
Kellanova	76	6,134
Keurig Dr Pepper, Inc.	303	11,356
Kimberly-Clark Corp.	96	13,659
Kraft Heinz Co.	253	8,883
Kroger Co.	190	10,887
Lamb Weston Hldgs., Inc.	41	2,654
McCormick & Co., Inc.	72	5,926
Molson Coors Beverage Co. Cl B	50	2,876
Monster Beverage Corp.*	202	10,538
Procter & Gamble Co.	675	116,910
Sysco Corp.	141	11,007
Tyson Foods, Inc. Cl A	81	4,824
Walgreens Boots Alliance, Inc.	205	1,837

		417,136

ENERGY (3.3%)
APA Corp.	54	1,321
Baker Hughes Co. Cl A	146	5,278
Chevron Corp.	249	36,670
ConocoPhillips	170	17,898
Coterra Energy, Inc.	109	2,611
Devon Energy Corp.	92	3,599
Diamondback Energy, Inc.	26	4,482
EOG Resources, Inc.	84	10,326
EQT Corp.	87	3,188
Exxon Mobil Corp.	650	76,193
Halliburton Co.	130	3,777
Hess Corp.	40	5,432
Kinder Morgan, Inc.	283	6,251
Marathon Oil Corp.	82	2,184
Marathon Petroleum Corp.	49	7,983
Occidental Petroleum Corp.	99	5,102
ONEOK, Inc.	86	7,837
Phillips 66	62	8,150
Schlumberger N.V.	208	8,726

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

ENERGY (3.3%) (continued)
Targa Resources Corp.	32	4,736
Valero Energy Corp.	47	6,346
Williams Cos., Inc.	179	8,171

		236,261

FINANCIALS (13.8%)
Aflac, Inc.	85	9,503
Allstate Corp.	44	8,345
American Express Co.	95	25,764
American International Group, Inc.	109	7,982
Ameriprise Financial, Inc.	16	7,517
Aon PLC Cl A	36	12,456
Arch Capital Group Ltd.*	63	7,048
Arthur J. Gallagher & Co.	37	10,411
Assurant, Inc.	8	1,591
Bank of America Corp.	1,146	45,473
Bank of New York Mellon Corp.	125	8,983
BlackRock, Inc. Cl A	23	21,839
Blackstone, Inc.	122	18,682
Brown & Brown, Inc.	40	4,144
Capital One Financial Corp.	64	9,583
Cboe Global Markets, Inc.	17	3,483
Charles Schwab Corp.	253	16,397
Chubb Ltd.	63	18,169
Cincinnati Financial Corp.	26	3,539
Citigroup, Inc.	324	20,282
Citizens Financial Group, Inc.	76	3,121
CME Group, Inc. Cl A	61	13,460
Corpay, Inc.*	11	3,440
Discover Financial Svcs.	42	5,892
FactSet Research Systems, Inc.	6	2,759
Fidelity National Information Svcs., Inc.	92	7,705
Fifth Third Bancorp	114	4,884
Fiserv, Inc.*	97	17,426
Franklin Resources, Inc.	52	1,048
Global Payments, Inc.	43	4,404
Global X S&P 500 Catholic Values ETF	1,090	75,635
Globe Life, Inc.	15	1,589
Goldman Sachs Group, Inc.	53	26,241
Hartford Financial Svcs. Group, Inc.	49	5,763
Huntington Bancshares, Inc.	246	3,616
Intercontinental Exchange, Inc.	97	15,582

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (13.8%) (continued)
Invesco Ltd.	76	1,335
Jack Henry & Associates, Inc.	12	2,118
JPMorgan Chase & Co.	483	101,845
KeyCorp.	157	2,630
KKR & Co., Inc.	114	14,886
Loews Corp.	30	2,372
M&T Bank Corp.	28	4,987
MarketAxess Hldgs., Inc.	6	1,537
Marsh & McLennan Cos., Inc.	83	18,516
Mastercard, Inc. Cl A	140	69,132
MetLife, Inc.	99	8,166
Moody’s Corp.	26	12,339
Morgan Stanley	211	21,995
MSCI, Inc. Cl A	13	7,578
Nasdaq, Inc.	70	5,111
Northern Trust Corp.	34	3,061
PayPal Hldgs., Inc.*	173	13,499
PNC Financial Svcs. Group, Inc.	67	12,385
Principal Financial Group, Inc.	36	3,092
Progressive Corp.	99	25,122
Prudential Financial, Inc.	60	7,266
Raymond James Financial, Inc.	31	3,796
Regions Financial Corp.	155	3,616
S&P Global, Inc.	54	27,897
State Street Corp.	50	4,424
Synchrony Financial	67	3,342
T. Rowe Price Group, Inc.	37	4,030
Travelers Cos., Inc.	38	8,897
Truist Financial Corp.	227	9,709
U.S. Bancorp	265	12,118
Visa, Inc. Cl A	283	77,811
Wells Fargo & Co.	578	32,651
Willis Towers Watson PLC	17	5,007
WR Berkley Corp.	51	2,893

		988,919

HEALTH CARE (11.6%)
Align Technology, Inc.*	30	7,630
Amgen, Inc.	237	76,364
Baxter International, Inc.	225	8,543
Biogen, Inc.*	64	12,406
Boston Scientific Corp.*	649	54,386

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

HEALTH CARE (11.6%) (continued)
Cardinal Health, Inc.	107	11,826
Cencora, Inc.	76	17,106
Cigna Group	123	42,612
Contra ABIOMED, Inc. — contingent value rights*	20	0	†
CVS Health Corp.	555	34,898
DaVita, Inc.*	21	3,443
Dexcom, Inc.*	176	11,799
Edwards Lifesciences Corp.*	265	17,487
Elevance Health, Inc.	102	53,040
GE HealthCare Technologies, Inc.	187	17,550
Gilead Sciences, Inc.	549	46,028
Henry Schein, Inc.*	56	4,082
Hologic, Inc.*	102	8,309
Humana, Inc.	53	16,787
IDEXX Laboratories, Inc.*	36	18,188
Incyte Corp.*	70	4,627
Insulet Corp.*	30	6,983
Intuitive Surgical, Inc.*	156	76,638
IQVIA Hldgs., Inc.*	77	18,247
Labcorp Hldgs., Inc.	37	8,269
McKesson Corp.	57	28,182
Medtronic PLC	567	51,047
Mettler-Toledo International, Inc.*	9	13,497
Molina Healthcare, Inc.*	25	8,614
Quest Diagnostics, Inc.	49	7,607
ResMed, Inc.	64	15,624
Solventum Corp.*	60	4,183
STERIS PLC	43	10,429
Stryker Corp.	151	54,550
Teleflex, Inc.	20	4,946
West Pharmaceutical Svcs., Inc.	32	9,605
Zimmer Biomet Hldgs., Inc.	89	9,608
Zoetis, Inc. Cl A	199	38,881

		834,021

INDUSTRIALS (8.6%)
3M Co.	103	14,080
Allegion PLC	17	2,478
AMETEK, Inc.	44	7,555
AO Smith Corp.	23	2,066
Automatic Data Processing, Inc.	76	21,031

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (8.6%) (continued)
Axon Enterprise, Inc.*	14	5,594
Broadridge Financial Solutions, Inc.	22	4,731
Builders FirstSource, Inc.*	22	4,265
Carrier Global Corp.	157	12,637
Caterpillar, Inc.	91	35,592
CH Robinson Worldwide, Inc.	22	2,428
Cintas Corp.	64	13,176
Copart, Inc.*	163	8,541
CSX Corp.	361	12,465
Cummins, Inc.	26	8,419
Dayforce, Inc.*	30	1,837
Deere & Co.	48	20,032
Delta Air Lines, Inc.	120	6,095
Dover Corp.	26	4,985
Eaton Corp. PLC	75	24,858
Emerson Electric Co.	107	11,703
Equifax, Inc.	24	7,053
Expeditors International of Washington, Inc.	27	3,548
Fastenal Co.	107	7,642
FedEx Corp.	42	11,495
Fortive Corp.	66	5,209
GE Vernova, Inc.*	51	13,004
Generac Hldgs., Inc.*	12	1,907
General Electric Co.	201	37,905
Howmet Aerospace, Inc.	76	7,619
Hubbell, Inc. Cl B	10	4,283
IDEX Corp.	15	3,217
Illinois Tool Works, Inc.	51	13,366
Ingersoll Rand, Inc.	76	7,460
JB Hunt Transport Svcs., Inc.	15	2,585
Johnson Controls International PLC	125	9,701
Masco Corp.	41	3,442
Nordson Corp.	11	2,889
Norfolk Southern Corp.	43	10,685
Old Dominion Freight Line, Inc.	36	7,151
Otis Worldwide Corp.	75	7,795
PACCAR, Inc.	98	9,671
Parker-Hannifin Corp.	24	15,164
Paychex, Inc.	60	8,051
Paycom Software, Inc.	9	1,499
Pentair PLC	31	3,031

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (8.6%) (continued)
Quanta Svcs., Inc.	28	8,348
Republic Svcs., Inc. Cl A	38	7,632
Rockwell Automation, Inc.	22	5,906
Rollins, Inc.	53	2,681
Snap-on, Inc.	10	2,897
Southwest Airlines Co.	112	3,319
Stanley Black & Decker, Inc.	29	3,194
Trane Technologies PLC	42	16,327
Uber Technologies, Inc.*	391	29,388
Union Pacific Corp.	114	28,099
United Airlines Hldgs., Inc.*	62	3,538
United Parcel Svc., Inc. Cl B	137	18,679
United Rentals, Inc.	13	10,526
Veralto Corp.	45	5,034
Verisk Analytics, Inc. Cl A	27	7,235
Waste Management, Inc.	68	14,117
Westinghouse Air Brake Technologies Corp.	33	5,998
WW Grainger, Inc.	8	8,310
Xylem, Inc.	46	6,211

		617,379

INFORMATION TECHNOLOGY (31.1%)
Accenture PLC Cl A	93	32,874
Adobe, Inc.*	66	34,174
Advanced Micro Devices, Inc.*	240	39,379
Akamai Technologies, Inc.*	22	2,221
Amphenol Corp. Cl A	178	11,598
Analog Devices, Inc.	74	17,033
ANSYS, Inc.*	12	3,824
Apple, Inc.	2,256	525,648
Applied Materials, Inc.	123	24,852
Arista Networks, Inc.*	38	14,585
Autodesk, Inc.*	31	8,540
Broadcom, Inc.	690	119,025
Cadence Design Systems, Inc.*	40	10,841
CDW Corp.	19	4,300
Cisco Systems, Inc.	598	31,826
Cognizant Technology Solutions Corp. Cl A	74	5,711
Crowdstrike Hldgs., Inc. Cl A*	34	9,536
Enphase Energy, Inc.*	20	2,260
EPAM Systems, Inc.*	8	1,592
F5, Inc.*	8	1,762

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (31.1%) (continued)
Fair Isaac Corp.*	3	5,831
First Solar, Inc.*	15	3,742
Fortinet, Inc.*	94	7,290
Gartner, Inc.*	11	5,574
Gen Digital, Inc.	81	2,222
GoDaddy, Inc. Cl A*	20	3,136
Hewlett Packard Enterprise Co.	193	3,949
HP, Inc.	145	5,201
Intel Corp.	633	14,850
Intuit, Inc.	42	26,082
Jabil, Inc.	17	2,037
Juniper Networks, Inc.	48	1,871
Keysight Technologies, Inc.*	25	3,973
KLA Corp.	20	15,488
Lam Research Corp.	19	15,506
Microchip Technology, Inc.	80	6,423
Micron Technology, Inc.	165	17,112
Microsoft Corp.	1,104	475,051
Monolithic Power Systems, Inc.	7	6,472
Motorola Solutions, Inc.	24	10,791
NetApp, Inc.	30	3,705
NVIDIA Corp.	3,652	443,499
NXP Semiconductors N.V.	37	8,880
ON Semiconductor Corp.*	64	4,647
Oracle Corp.	237	40,385
Palo Alto Networks, Inc.*	48	16,406
PTC, Inc.*	17	3,071
Qorvo, Inc.*	14	1,446
QUALCOMM, Inc.	166	28,228
Roper Technologies, Inc.	15	8,347
Salesforce, Inc.	144	39,414
Seagate Technology Hldgs. PLC	31	3,395
ServiceNow, Inc.*	30	26,832
Skyworks Solutions, Inc.	23	2,272
Super Micro Computer, Inc.*	7	2,915
Synopsys, Inc.*	22	11,141
TE Connectivity PLC*	45	6,795
Teledyne Technologies, Inc.*	7	3,064
Teradyne, Inc.	24	3,214
Texas Instruments, Inc.	135	27,887
Trimble, Inc.*	36	2,235

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (31.1%) (continued)
Tyler Technologies, Inc.*	6	3,502
VeriSign, Inc.*	13	2,469
Western Digital Corp.*	49	3,346
Zebra Technologies Corp. Cl A*	7	2,592

		2,233,869

MATERIALS (2.2%)
Air Products & Chemicals, Inc.	34	10,123
Albemarle Corp.	18	1,705
Amcor PLC	221	2,504
Avery Dennison Corp.	12	2,649
Ball Corp.	47	3,192
CF Industries Hldgs., Inc.	27	2,317
Corteva, Inc.	106	6,232
Dow, Inc.	107	5,845
DuPont de Nemours, Inc.	64	5,703
Ecolab, Inc.	39	9,958
FMC Corp.	19	1,253
Freeport-McMoRan, Inc.	220	10,982
International Flavors & Fragrances, Inc.	39	4,092
International Paper Co.	53	2,589
Linde PLC	73	34,811
LyondellBasell Industries N.V. Cl A	39	3,740
Martin Marietta Materials, Inc.	9	4,844
Mosaic Co.	49	1,312
Newmont Corp.	176	9,407
Nucor Corp.	37	5,563
Packaging Corp. of America	13	2,800
PPG Industries, Inc.	35	4,636
Sherwin-Williams Co.	36	13,740
Steel Dynamics, Inc.	22	2,774
Vulcan Materials Co.	20	5,009

		157,780

REAL ESTATE (2.3%)
American Tower Corp.	75	17,442
AvalonBay Communities, Inc.	23	5,181
BXP, Inc.	23	1,851
Camden Property Trust	17	2,100
CBRE Group, Inc. Cl A*	49	6,100
CoStar Group, Inc.*	66	4,979
Crown Castle, Inc.	70	8,304

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (2.3%) (continued)
Digital Realty Trust, Inc.	50	8,091
Equinix, Inc.	15	13,314
Equity Residential	55	4,095
Essex Property Trust, Inc.	10	2,954
Extra Space Storage, Inc.	34	6,126
Federal Realty Investment Trust	12	1,380
Host Hotels & Resorts, Inc.	113	1,989
Invitation Homes, Inc.	92	3,244
Iron Mountain, Inc.	47	5,585
Kimco Realty Corp.	108	2,508
Mid-America Apartment Communities, Inc.	18	2,860
Prologis, Inc.	148	18,689
Public Storage	25	9,097
Realty Income Corp.	140	8,879
Regency Centers Corp.	26	1,878
SBA Communications Corp. Cl A	17	4,092
Simon Property Group, Inc.	49	8,282
UDR, Inc.	48	2,176
Welltower, Inc.	93	11,907
Weyerhaeuser Co.	117	3,962

		167,065

UTILITIES (2.5%)
AES Corp.	104	2,086
Alliant Energy Corp.	38	2,306
Ameren Corp.	40	3,498
American Electric Power Co., Inc.	78	8,003
American Water Works Co., Inc.	28	4,095
Atmos Energy Corp.	22	3,052
CenterPoint Energy, Inc.	95	2,795
CMS Energy Corp.	44	3,108
Consolidated Edison, Inc.	51	5,311
Constellation Energy Corp.	46	11,961
Dominion Energy, Inc.	123	7,108
DTE Energy Co.	30	3,852
Duke Energy Corp.	113	13,029
Edison International	57	4,964
Entergy Corp.	32	4,211
Evergy, Inc.	34	2,108
Eversource Energy	52	3,539
Exelon Corp.	147	5,961
FirstEnergy Corp.	75	3,326

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

UTILITIES (2.5%) (continued)
NextEra Energy, Inc.	301	25,443
NiSource, Inc.	66	2,287
NRG Energy, Inc.	30	2,733
PG&E Corp.	313	6,188
Pinnacle West Capital Corp.	16	1,417
PPL Corp.	108	3,573
Public Svc. Enterprise Group, Inc.	73	6,512
Sempra	93	7,778
Southern Co.	160	14,429
Vistra Corp.	50	5,927
WEC Energy Group, Inc.	47	4,520
Xcel Energy, Inc.	82	5,355

		180,475

TOTAL COMMON STOCKS (Cost: $5,109,475)		7,193,987

TOTAL INVESTMENTS (Cost: $5,109,475) 100.1%		7,193,987

OTHER NET ASSETS -0.1%		(5,120)

NET ASSETS 100.0%		$7,188,867

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

† Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.2%)	5,633,006	$71,426,515
Equity Index Fund (21.9%)	647,333	45,759,937
Intermediate Bond Fund (29.2%)	6,186,169	60,810,046
International Fund (5.0%)	1,150,464	10,457,717
Mid Cap Equity Index Fund (4.2%)	385,993	8,750,455
Mid Cap Value Fund (0.5%)	56,846	1,044,826
US Government Money Market Fund (5.0%)	10,372,479	10,372,480

TOTAL INVESTMENTS (Cost: $199,527,114) 100.0%		208,621,976

OTHER NET ASSETS -0.0% (1)		(25,451)

NET ASSETS 100.0%		$208,596,525

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2015 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.0%)	2,942,005	$37,304,626
Equity Index Fund (23.0%)	356,004	25,165,927
Intermediate Bond Fund (28.1%)	3,128,840	30,756,495
International Fund (5.1%)	614,747	5,588,054
Mid Cap Equity Index Fund (4.4%)	213,434	4,838,551
Mid Cap Value Fund (0.5%)	28,346	520,998
US Government Money Market Fund (4.9%)	5,381,447	5,381,447

TOTAL INVESTMENTS (Cost: $106,043,070) 100.0%		109,556,098

OTHER NET ASSETS -0.0% (1)		(25,609)

NET ASSETS 100.0%		$109,530,489

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (35.8%)	13,566,866	$172,027,865
Equity Index Fund (25.0%)	1,695,059	119,823,716
Intermediate Bond Fund (20.2%)	9,844,996	96,776,312
International Fund (7.1%)	3,739,091	33,988,334
Mid Cap Equity Index Fund (4.6%)	966,094	21,901,343
Mid Cap Value Fund (0.7%)	186,327	3,424,691
Small Cap Equity Index Fund (0.7%)	307,276	3,404,616
Small Cap Value Fund (1.0%)	335,604	5,030,705
US Government Money Market Fund (4.9%)	23,453,259	23,453,259

TOTAL INVESTMENTS (Cost: $454,839,165) 100.0%		479,830,841

OTHER NET ASSETS 0.0% (1)		4,248

NET ASSETS 100.0%		$479,835,089

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (32.7%)	29,366,742	$372,370,293
Equity Index Fund (31.3%)	5,048,681	356,891,278
Intermediate Bond Fund (15.1%)	17,442,684	171,461,584
International Fund (10.1%)	12,594,995	114,488,506
Mid Cap Equity Index Fund (4.8%)	2,401,161	54,434,318
Mid Cap Value Fund (0.6%)	376,013	6,911,125
Small Cap Equity Index Fund (0.8%)	856,929	9,494,776
Small Cap Value Fund (1.7%)	1,264,402	18,953,381
US Government Money Market Fund (2.9%)	33,447,102	33,447,102

TOTAL INVESTMENTS (Cost: $1,049,037,048) 100.0%		1,138,452,363

OTHER NET ASSETS -0.0% (1)		(14,790)

NET ASSETS 100.0%		$1,138,437,573

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (27.6%)	30,649,682	$388,637,970
Equity Index Fund (36.3%)	7,235,588	511,483,700
Intermediate Bond Fund (10.0%)	14,288,680	140,457,729
International Fund (12.0%)	18,665,619	169,670,473
Mid Cap Equity Index Fund (5.7%)	3,570,008	80,932,071
Mid Cap Value Fund (1.5%)	1,130,602	20,780,464
Small Cap Equity Index Fund (1.1%)	1,328,596	14,720,838
Small Cap Growth Fund (1.1%)	1,151,066	15,942,259
Small Cap Value Fund (1.8%)	1,707,836	25,600,466
US Government Money Market Fund (2.9%)	41,107,248	41,107,248

TOTAL INVESTMENTS (Cost: $1,262,688,455) 100.0%		1,409,333,218

OTHER NET ASSETS -0.0% (1)		(18,187)

NET ASSETS 100.0%		$1,409,315,031

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.6%)	23,848,763	$302,402,315
Equity Index Fund (42.2%)	8,346,891	590,041,751
Intermediate Bond Fund (5.1%)	7,207,538	70,850,096
International Fund (14.9%)	22,951,019	208,624,762
Mid Cap Equity Index Fund (8.0%)	4,928,165	111,721,495
Mid Cap Value Fund (1.3%)	963,491	17,708,959
Small Cap Equity Index Fund (1.0%)	1,306,077	14,471,337
Small Cap Growth Fund (1.1%)	1,057,686	14,648,948
Small Cap Value Fund (1.9%)	1,794,192	26,894,937
US Government Money Market Fund (2.9%)	40,069,980	40,069,980

TOTAL INVESTMENTS (Cost: $1,232,370,618) 100.0%		1,397,434,580

OTHER NET ASSETS -0.0% (1)		(25,230)

NET ASSETS 100.0%		$1,397,409,350

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.9%)	13,117,015	$166,323,756
Equity Index Fund (45.3%)	7,648,182	540,649,968
Intermediate Bond Fund (4.0%)	4,834,988	47,527,934
International Fund (18.8%)	24,596,545	223,582,590
Mid Cap Equity Index Fund (10.2%)	5,376,606	121,887,656
Mid Cap Value Fund (0.9%)	577,573	10,615,790
Small Cap Equity Index Fund (2.0%)	2,177,603	24,127,847
Small Cap Growth Fund (1.0%)	818,814	11,340,578
Small Cap Value Fund (2.0%)	1,558,023	23,354,764
US Government Money Market Fund (1.9%)	23,190,799	23,190,799

TOTAL INVESTMENTS (Cost: $1,036,391,053) 100.0%		1,192,601,682

OTHER NET ASSETS -0.0% (1)		(65,631)

NET ASSETS 100.0%		$1,192,536,051

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (9.9%)	9,671,258	$122,631,547
Equity Index Fund (47.5%)	8,305,015	587,081,529
Intermediate Bond Fund (2.7%)	3,375,732	33,183,449
International Fund (20.6%)	28,062,140	255,084,854
Mid Cap Equity Index Fund (10.4%)	5,687,947	128,945,764
Mid Cap Value Fund (0.8%)	558,676	10,268,459
Small Cap Equity Index Fund (2.1%)	2,304,386	25,532,600
Small Cap Growth Fund (2.1%)	1,830,014	25,345,693
Small Cap Value Fund (1.9%)	1,571,778	23,560,953
US Government Money Market Fund (2.0%)	24,104,253	24,104,253

TOTAL INVESTMENTS (Cost: $1,065,126,395) 100.0%		1,235,739,101

OTHER NET ASSETS -0.0% (1)		(61,450)

NET ASSETS 100.0%		$1,235,677,651

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.1%)	5,492,010	$69,638,693
Equity Index Fund (49.5%)	6,804,349	480,999,439
Intermediate Bond Fund (1.5%)	1,496,927	14,714,797
International Fund (20.8%)	22,210,950	201,897,536
Mid Cap Equity Index Fund (11.2%)	4,800,857	108,835,417
Mid Cap Value Fund (2.0%)	1,043,123	19,172,603
Small Cap Equity Index Fund (2.0%)	1,767,555	19,584,508
Small Cap Growth Fund (2.0%)	1,409,784	19,525,505
Small Cap Value Fund (2.0%)	1,285,398	19,268,118
US Government Money Market Fund (1.9%)	18,762,587	18,762,587

TOTAL INVESTMENTS (Cost: $833,326,122) 100.0%		972,399,203

OTHER NET ASSETS -0.0% (1)		(55,686)

NET ASSETS 100.0%		$972,343,517

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.2%)	2,667,042	$33,818,086
Equity Index Fund (49.5%)	3,839,750	271,431,920
Intermediate Bond Fund (0.6%)	341,045	3,352,469
International Fund (21.7%)	13,105,990	119,133,448
Mid Cap Equity Index Fund (12.2%)	2,950,845	66,895,662
Mid Cap Value Fund (1.9%)	563,278	10,353,042
Small Cap Equity Index Fund (3.0%)	1,491,711	16,528,153
Small Cap Growth Fund (1.9%)	761,111	10,541,385
Small Cap Value Fund (2.0%)	724,460	10,859,655
US Government Money Market Fund (1.0%)	5,280,780	5,280,780

TOTAL INVESTMENTS (Cost: $473,795,260) 100.0%		548,194,600

OTHER NET ASSETS -0.0% (1)		(69,175)

NET ASSETS 100.0%		$548,125,425

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.4%)	1,045,614	$13,258,382
Equity Index Fund (48.5%)	2,084,648	147,363,779
Intermediate Bond Fund (0.5%)	166,504	1,636,733
International Fund (22.6%)	7,548,908	68,619,572
Mid Cap Equity Index Fund (13.2%)	1,774,287	40,223,087
Mid Cap Value Fund (2.0%)	338,889	6,228,785
Small Cap Equity Index Fund (3.1%)	846,059	9,374,336
Small Cap Growth Fund (2.0%)	432,721	5,993,181
Small Cap Value Fund (2.8%)	572,317	8,579,035
US Government Money Market Fund (0.9%)	2,764,854	2,764,854

TOTAL INVESTMENTS (Cost: $264,364,243) 100.0%		304,041,744

OTHER NET ASSETS -0.0% (1)		(65,396)

NET ASSETS 100.0%		$303,976,348

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (3.5%)	312,297	$3,959,929
Equity Index Fund (48.5%)	774,076	54,719,444
Intermediate Bond Fund (0.5%)	62,062	610,065
International Fund (22.8%)	2,826,778	25,695,410
Mid Cap Equity Index Fund (12.1%)	600,877	13,621,886
Mid Cap Value Fund (2.8%)	173,089	3,181,371
Small Cap Equity Index Fund (3.1%)	313,651	3,475,250
Small Cap Growth Fund (2.8%)	231,568	3,207,213
Small Cap Value Fund (3.1%)	229,557	3,441,057
US Government Money Market Fund (0.8%)	946,816	946,815

TOTAL INVESTMENTS (Cost: $96,838,718) 100.0%		112,858,440

OTHER NET ASSETS -0.0% (1)		(2,813)

NET ASSETS 100.0%		$112,855,627

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.8%)	4,380,000	$55,538,396
Equity Index Fund (26.4%)	594,934	42,055,896
Intermediate Bond Fund (24.5%)	3,967,038	38,995,983
International Fund (5.3%)	922,522	8,385,725
Mid Cap Equity Index Fund (5.2%)	365,879	8,294,486
US Government Money Market Fund (3.8%)	6,051,671	6,051,671

TOTAL INVESTMENTS (Cost: $152,308,503) 100.0%		159,322,157

OTHER NET ASSETS -0.0% (1)		(10,906)

NET ASSETS 100.0%		$159,311,251

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.7%)	7,724,038	$97,940,804
Equity Index Fund (36.8%)	2,151,622	152,098,153
Intermediate Bond Fund (14.0%)	5,886,674	57,866,000
International Fund (15.0%)	6,853,920	62,302,130
Mid Cap Equity Index Fund (10.5%)	1,923,514	43,606,057

TOTAL INVESTMENTS (Cost: $368,294,864) 100.0%		413,813,144

OTHER NET ASSETS -0.0% (1)		(48,175)

NET ASSETS 100.0%		$413,764,969

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (14.3%)	3,913,984	$49,629,323
Equity Index Fund (36.4%)	1,791,618	126,649,461
International Fund (19.5%)	7,435,711	67,590,609
Mid Cap Equity Index Fund (20.0%)	3,072,316	69,649,412
Small Cap Growth Fund (5.0%)	1,248,946	17,297,904
Small Cap Value Fund (4.8%)	1,117,050	16,744,573

TOTAL INVESTMENTS (Cost: $297,829,345) 100.0%		347,561,282

OTHER NET ASSETS -0.0% (1)		(46,791)

NET ASSETS 100.0%		$347,514,491

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.1%):
U.S. GOVERNMENT (48.1%)
U.S. Treasury Note	AA+	0.50	06/30/27	16,750,000	$15,410,000
U.S. Treasury Note	AA+	0.63	08/15/30	39,500,000	33,288,008
U.S. Treasury Note	AA+	1.50	11/30/28	10,800,000	9,936,844
U.S. Treasury Note	AA+	1.63	05/15/26	4,475,000	4,327,115
U.S. Treasury Note	AA+	1.75	01/31/29	9,980,000	9,252,552
U.S. Treasury Note	AA+	2.38	05/15/29	7,800,000	7,402,078
U.S. Treasury Note	AA+	2.63	05/31/27	39,415,000	38,457,339
U.S. Treasury Note	AA+	2.75	07/31/27	20,000,000	19,554,687
U.S. Treasury Note	AA+	3.25	06/30/27	9,755,000	9,672,692
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,844,725
U.S. Treasury Note	AA+	3.50	04/30/28	28,300,000	28,231,461
U.S. Treasury Note	AA+	3.63	03/31/28	29,100,000	29,161,383
U.S. Treasury Note	AA+	3.63	08/31/29	6,600,000	6,620,625
U.S. Treasury Note	AA+	3.63	03/31/30	5,700,000	5,704,453
U.S. Treasury Note	AA+	3.75	08/31/31	8,900,000	8,948,672
U.S. Treasury Note	AA+	3.88	11/30/27	30,000,000	30,262,500
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	31,680,197
U.S. Treasury Note	AA+	3.88	08/15/34	6,600,000	6,647,437
U.S. Treasury Note	AA+	4.13	07/31/28	23,800,000	24,266,703
U.S. Treasury Note	AA+	4.13	07/31/31	9,800,000	10,075,625
U.S. Treasury Note	AA+	4.13	11/15/32	17,660,000	18,167,725
U.S. Treasury Note	AA+	4.38	11/30/28	17,800,000	18,346,516
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,802,930
U.S. Treasury Note	AA+	4.38	05/15/34	11,300,000	11,836,750
U.S. Treasury Note	AA+	4.50	11/15/33	2,500,000	2,640,625
U.S. Treasury Note	AA+	4.63	04/30/31	20,000,000	21,131,250
U.S. Treasury Note	AA+	4.63	05/31/31	7,350,000	7,766,883
U.S. Treasury Note	AA+	5.00	09/30/25	14,000,000	14,136,719

					436,574,494

U.S. GOVERNMENT AGENCIES (2.2%)
NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FFCB	AA+	5.74	06/24/31	1,500,000	1,500,767
FFCB	AA+	5.95	05/24/34	2,700,000	2,703,766
FHLB	AA+	5.65	05/21/29	2,075,000	2,077,919
FHLB	AA+	5.70	05/01/29	1,000,000	1,005,087
FHLB	AA+	5.78	04/22/31	2,970,000	2,971,062
FHLMC	AA+	5.00	03/14/29	3,000,000	2,999,470
FHLMC	AA+	5.60	04/17/29	4,303,000	4,315,989

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

NON-MORTGAGE-BACKED OBLIGATIONS (2.2%) (continued)
FHLMC	AA+	5.68	04/30/29	1,957,000	1,964,335

					19,538,395

CORPORATE DEBT (48.8%)
COMMUNICATION SERVICES (2.7%)
AT&T, Inc.	BBB	1.70	03/25/26	1,200,000	1,156,219
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,660,959
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,952,241
Sprint LLC	BBB-	7.63	03/01/26	3,605,000	3,721,260
T-Mobile USA, Inc.	BBB	3.38	04/15/29	2,295,000	2,203,029
T-Mobile USA, Inc.	BBB	3.75	04/15/27	1,840,000	1,817,667
Verizon Communications, Inc.	BBB+	4.02	12/03/29	3,200,000	3,152,235
Verizon Communications, Inc.	BBB+	4.13	03/16/27	980,000	978,312
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	2,830,000	2,736,436
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	1,500,000	1,500,150

					24,878,508

CONSUMER DISCRETIONARY (3.3%)
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,735,000	1,510,514
Expedia Group, Inc.	BBB	5.00	02/15/26	3,563,000	3,583,008
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	2,411,000	2,317,208
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	4,315,000	4,461,495
Lennar Corp.	BBB	5.00	06/15/27	3,500,000	3,555,817
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	4,840,000	4,900,856
Mattel, Inc.†	BBB	3.38	04/01/26	2,814,000	2,751,827
Mattel, Inc.†	BBB	5.88	12/15/27	425,000	428,977
Tapestry, Inc.	BBB	7.00	11/27/26	1,517,000	1,570,790
Tapestry, Inc.	BBB	7.05	11/27/25	1,310,000	1,336,753
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	3,731,000	3,754,627

					30,171,872

CONSUMER STAPLES (1.4%)
Bunge Ltd. Finance Corp.	BBB+	3.25	08/15/26	3,900,000	3,838,759
Bunge Ltd. Finance Corp.	(P)A-	4.20	09/17/29	660,000	658,109
Constellation Brands, Inc.	BBB	4.80	01/15/29	2,875,000	2,926,063
J M Smucker Co.	BBB	5.90	11/15/28	3,300,000	3,512,824
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	1,450,000	1,482,883

					12,418,638

ENERGY (4.2%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	2,370,000	2,330,938
Diamondback Energy, Inc.	BBB	5.20	04/18/27	2,500,000	2,550,750
Energy Transfer LP	BBB	5.25	07/01/29	3,465,000	3,571,878
Energy Transfer LP	BBB	5.55	02/15/28	2,000,000	2,068,121
EQT Corp.†	BBB-	3.13	05/15/26	2,475,000	2,416,057

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

ENERGY (4.2%) (continued)
EQT Corp.	BBB-	3.90	10/01/27	875,000	859,864
Hess Corp.	BBB-	4.30	04/01/27	1,180,000	1,179,719
HF Sinclair Corp.	BBB-	5.88	04/01/26	1,628,000	1,650,020
HF Sinclair Corp.	BBB-	6.38	04/15/27	3,000,000	3,051,117
Kinder Morgan, Inc.	BBB	5.10	08/01/29	3,710,000	3,807,580
ONEOK, Inc.	BBB	4.40	10/15/29	1,650,000	1,644,512
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	2,415,000	2,460,703
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	2,250,000	2,306,240
Western Midstream Operating LP	BBB-	4.65	07/01/26	3,800,000	3,799,835
Williams Cos., Inc.	BBB	5.40	03/02/26	4,584,000	4,643,340

					38,340,674

FINANCIALS (17.3%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,984,327
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,134,277
American Express Co.	BBB+	5.39	07/28/27	3,085,000	3,146,711
American Express Co.	BBB+	5.53	04/25/30	2,270,000	2,378,920
Aon North America, Inc.	A-	5.15	03/01/29	5,000,000	5,164,331
Bank of America Corp.	A-	2.97	02/04/33	16,830,000	15,077,675
Bank of New York Mellon Corp.	A	4.41	07/24/26	6,500,000	6,488,885
BankUnited, Inc.	BBB	4.88	11/17/25	3,470,000	3,450,250
Barclays PLC	BBB+	5.83	05/09/27	2,000,000	2,038,443
Bristol-Myers Squibb Co.	A	4.90	02/22/29	5,000,000	5,167,945
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,492,206
Capital One Financial Corp.	BBB	5.70	02/01/30	3,000,000	3,108,832
Citigroup, Inc.	BBB+	3.98	03/20/30	9,675,000	9,476,399
Citizens Bank N.A.	A-	5.28	01/26/26	2,300,000	2,298,050
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	2,275,000	2,366,574
Discover Financial Svcs.	BBB-	4.10	02/09/27	4,895,000	4,851,456
Fifth Third Bancorp	BBB+	4.90	09/06/30	1,600,000	1,619,287
Fifth Third Bancorp	BBB+	6.34	07/27/29	2,200,000	2,337,895
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	1,000,000	917,578
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,820,427
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	5,620,000	5,568,534
JPMorgan Chase & Co.	A-	3.51	01/23/29	5,030,000	4,911,228
JPMorgan Chase & Co.	A-	5.35	06/01/34	2,800,000	2,929,945
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	3,150,000	3,332,258
KeyBank N.A.	BBB+	5.85	11/15/27	1,000,000	1,036,458
KeyCorp	BBB	2.25	04/06/27	3,073,000	2,909,669
KeyCorp	BBB	2.55	10/01/29	1,200,000	1,087,491
Mercury General Corp.	BBB-	4.40	03/15/27	3,030,000	2,998,540

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (17.3%) (continued)
Morgan Stanley	A-	4.43	01/23/30	2,425,000	2,430,576
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,785,625
Morgan Stanley	A-	5.45	07/20/29	3,920,000	4,071,155
Nasdaq, Inc.	BBB	5.65	06/28/25	2,000,000	2,013,168
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	4,230,000	4,257,280
PNC Financial Svcs. Group, Inc.	A-	6.62	10/20/27	2,200,000	2,299,185
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,880,750
Synchrony Financial	BBB-	3.70	08/04/26	4,290,000	4,210,801
Truist Financial Corp.	A-	4.87	01/26/29	5,060,000	5,113,380
US Bancorp	A	4.65	02/01/29	6,440,000	6,499,637
US Bancorp	A	5.78	06/12/29	1,340,000	1,404,074
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,921,414
Wells Fargo & Co.	BBB+	3.35	03/02/33	3,390,000	3,099,855
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,660,000	3,590,922
Wells Fargo & Co.	BBB+	5.20	01/23/30	3,000,000	3,092,739
Zions Bancorporation	BBB	3.25	10/29/29	3,569,000	3,184,781

					156,949,933

HEALTH CARE (3.1%)
AbbVie, Inc.	A-	4.25	11/14/28	4,046,000	4,088,341
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,601,260
Amgen, Inc.	BBB+	5.15	03/02/28	4,775,000	4,918,777
Baxter International, Inc.	BBB	1.92	02/01/27	4,000,000	3,787,631
CVS Health Corp.	BBB	3.25	08/15/29	2,375,000	2,243,730
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,593,560
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,721,141
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	4,044,858

					27,999,298

INDUSTRIALS (2.9%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,750,340
Boeing Co.	BBB-	2.20	02/04/26	3,300,000	3,179,632
Boeing Co.	BBB-	2.75	02/01/26	490,000	475,750
Equifax, Inc.	BBB	4.80	09/15/29	4,000,000	4,045,544
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	3,400,000	3,491,111
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,544,180
Owens Corning	BBB	5.50	06/15/27	2,000,000	2,065,594
Quanta Svcs., Inc.	BBB-	4.75	08/09/27	3,000,000	3,031,889
Uber Technologies, Inc.†	BBB-	4.50	08/15/29	2,900,000	2,876,971
Verisk Analytics, Inc.	BBB	4.00	06/15/25	297,000	294,992

					26,756,003

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INFORMATION TECHNOLOGY (4.0%)
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	4,545,000	4,514,184
Broadcom, Inc.	BBB	5.05	07/12/29	500,000	514,757
Flex Ltd.	BBB-	3.75	02/01/26	3,008,000	2,974,629
Intel Corp.	BBB+	3.75	03/25/27	1,035,000	1,016,767
Intel Corp.	BBB+	4.88	02/10/28	3,225,000	3,257,162
Jabil, Inc.	BBB-	1.70	04/15/26	3,500,000	3,354,670
Kyndryl Hldgs., Inc.	BBB-	2.05	10/15/26	3,500,000	3,327,906
Micron Technology, Inc.	BBB-	4.19	02/15/27	2,000,000	1,994,273
Micron Technology, Inc.	BBB-	4.98	02/06/26	2,500,000	2,516,551
Motorola Solutions, Inc.	BBB	5.00	04/15/29	2,047,000	2,101,024
Oracle Corp.	BBB	2.80	04/01/27	2,115,000	2,047,355
Oracle Corp.	BBB	2.88	03/25/31	2,860,000	2,601,473
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	2,375,000	2,135,595
VMware LLC	BBB	1.40	08/15/26	3,960,000	3,754,521

					36,110,867

MATERIALS (1.6%)
Celanese US Hldgs. LLC	BBB-	6.17	07/15/27	3,000,000	3,109,831
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,000,000	4,629,643
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,938,521
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,500,000	4,472,135

					14,150,130

REAL ESTATE (5.2%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,689,649
American Tower Corp.	BBB	2.75	01/15/27	3,874,000	3,743,299
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,792,029
Boston Properties LP	BBB	6.50	01/15/34	1,945,000	2,114,769
Digital Realty Trust LP	BBB	5.55	01/15/28	4,543,000	4,700,837
Equinix, Inc.	BBB	1.45	05/15/26	2,295,000	2,193,361
Host Hotels & Resorts LP	BBB-	3.38	12/15/29	2,000,000	1,863,650
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	2,090,000	2,158,032
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,859,617
Kimco Realty OP LLC	BBB+	6.40	03/01/34	3,600,000	4,006,719
NNN REIT, Inc.	BBB+	3.60	12/15/26	4,460,000	4,403,089
Prologis LP	A	1.75	07/01/30	2,320,000	2,023,956
Realty Income Corp.	A-	5.13	02/15/34	6,250,000	6,390,644
Tanger Properties LP	BBB-	3.13	09/01/26	2,485,000	2,409,557
Tanger Properties LP	BBB-	3.88	07/15/27	1,655,000	1,620,157

					46,969,365

UTILITIES (3.1%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	4,565,000	4,713,517
DTE Energy Co.	BBB	5.10	03/01/29	4,660,000	4,798,740

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

UTILITIES (3.1%) (continued)
Duke Energy Corp.	BBB	4.85	01/05/29	4,900,000	5,002,210
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	3,210,000	3,164,858
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,389,466
Southern Co.	BBB+	5.50	03/15/29	5,000,000	5,246,642
WEC Energy Group, Inc.	BBB+	4.75	01/09/26	2,500,000	2,511,047

					27,826,480

TOTAL CORPORATE DEBT					442,571,768

TOTAL LONG-TERM DEBT SECURITIES (Cost: $896,147,410)					898,684,657

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	903,007	903,007

TOTAL TEMPORARY CASH INVESTMENT (Cost: $903,007)					903,007

TOTAL INVESTMENTS (Cost: $897,050,417) 99.2%					899,587,664

OTHER NET ASSETS 0.8%					7,117,643

NET ASSETS 100.0%					$906,705,307

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

* Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate values of these securities amounts to $13,103,475 and represents 1.4% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.1%):
U.S. GOVERNMENT (27.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	$47,317,266
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	30,286,523
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	15,268,359
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	21,462,701
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,639,259
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	166,062
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,920,312
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	21,433,969
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	29,845,670
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	41,860,840
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	11,753,394
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,710,547
U.S. Treasury Note	AA+	1.50	11/30/28	11,000,000	10,120,859
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	5,206,859
U.S. Treasury Note	AA+	1.63	08/15/29	36,000,000	32,928,750
U.S. Treasury Note	AA+	2.25	11/15/27	4,400,000	4,228,125
U.S. Treasury Note	AA+	2.63	02/15/29	49,455,000	47,550,210
U.S. Treasury Note	AA+	2.88	05/15/28	20,140,000	19,658,528
U.S. Treasury Note	AA+	2.88	08/15/28	55,450,000	54,033,426
U.S. Treasury Note	AA+	2.88	05/15/32	23,665,000	22,378,216
U.S. Treasury Note	AA+	3.63	08/31/29	3,300,000	3,310,313
U.S. Treasury Note	AA+	3.63	03/31/30	38,720,000	38,750,250
U.S. Treasury Note	AA+	3.75	05/31/30	5,500,000	5,536,953
U.S. Treasury Note	AA+	3.75	08/31/31	8,650,000	8,697,305
U.S. Treasury Note	AA+	3.88	11/30/29	35,925,000	36,399,322
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	18,249,891
U.S. Treasury Note	AA+	3.88	08/15/34	11,000,000	11,079,063
U.S. Treasury Note	AA+	4.13	07/31/28	11,200,000	11,419,625
U.S. Treasury Note	AA+	4.50	11/15/33	5,690,000	6,010,062
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,744,822
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,942,487
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	6,341,702
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,773,423
U.S. Treasury Strip	AA+	0.00	02/15/42	28,575,000	13,417,972
U.S. Treasury Strip	AA+	0.00	08/15/48	3,200,000	1,111,750
U.S. Treasury Strip	AA+	0.00	11/15/52	13,800,000	4,258,055

					612,812,870

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

U.S. GOVERNMENT AGENCIES (35.7%)
MORTGAGE-BACKED OBLIGATIONS (34.3%)
FHLMC	AA+	1.50	10/01/36	1,490,798	1,334,344
FHLMC	AA+	2.00	02/01/51	3,397,194	2,853,710
FHLMC	AA+	2.50	09/01/27	37,170	36,431
FHLMC	AA+	2.50	09/01/27	171,555	167,978
FHLMC	AA+	2.50	12/01/27	238,675	233,224
FHLMC	AA+	2.50	06/01/35	1,584,451	1,494,891
FHLMC	AA+	2.50	05/01/42	12,625,755	11,346,453
FHLMC	AA+	2.50	10/01/49	1,695,465	1,479,390
FHLMC	AA+	2.50	01/01/50	973,501	849,437
FHLMC	AA+	2.50	01/01/50	1,110,270	968,774
FHLMC	AA+	2.50	04/25/50	12,890,204	10,649,515
FHLMC	AA+	2.50	05/01/50	3,148,817	2,760,726
FHLMC	AA+	2.50	06/01/50	3,849,575	3,353,496
FHLMC	AA+	2.50	02/01/51	594,054	522,206
FHLMC	AA+	2.50	02/01/51	921,743	812,600
FHLMC	AA+	2.50	04/01/51	4,205,068	3,692,453
FHLMC	AA+	2.50	05/01/51	15,092,480	13,218,386
FHLMC	AA+	2.50	09/01/51	3,692,225	3,220,181
FHLMC	AA+	2.50	10/01/51	2,919,296	2,533,297
FHLMC	AA+	2.50	11/01/51	2,804,170	2,443,546
FHLMC	AA+	3.00	06/01/27	4,226	4,168
FHLMC	AA+	3.00	06/01/27	110,551	108,913
FHLMC	AA+	3.00	08/01/27	60,516	59,605
FHLMC	AA+	3.00	08/01/27	3,873	3,818
FHLMC	AA+	3.00	02/01/32	1,272,035	1,236,935
FHLMC	AA+	3.00	07/01/42	167,677	154,787
FHLMC	AA+	3.00	11/01/42	394,645	360,214
FHLMC	AA+	3.00	11/01/42	15,378	14,298
FHLMC	AA+	3.00	03/01/43	701,622	647,828
FHLMC	AA+	3.00	04/01/43	4,628,563	4,272,661
FHLMC	AA+	3.00	04/01/43	2,799,403	2,600,294
FHLMC	AA+	3.00	04/01/43	15,094	14,015
FHLMC	AA+	3.00	04/01/43	938,951	866,960
FHLMC	AA+	3.00	09/15/43	113,184	111,744
FHLMC	AA+	3.00	04/15/44	194,978	185,948
FHLMC	AA+	3.00	04/15/45	46,607	46,194
FHLMC	AA+	3.00	09/01/46	1,993,485	1,802,011
FHLMC	AA+	3.00	09/01/46	926,092	847,697
FHLMC	AA+	3.00	11/01/46	242,738	219,849
FHLMC	AA+	3.00	05/01/49	1,906,143	1,731,619

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FHLMC	AA+	3.00	11/01/49	1,611,132	1,463,619
FHLMC	AA+	3.00	11/01/49	1,601,668	1,455,022
FHLMC	AA+	3.00	12/01/49	1,342,906	1,220,000
FHLMC	AA+	3.00	02/01/50	1,850,841	1,681,381
FHLMC	AA+	3.00	11/01/50	3,180,656	2,879,345
FHLMC	AA+	3.00	04/01/51	1,182,759	1,070,278
FHLMC	AA+	3.00	10/01/51	10,395,169	9,327,048
FHLMC	AA+	3.00	06/01/52	6,471,546	5,871,831
FHLMC	AA+	3.00	07/01/53	5,209,019	4,687,395
FHLMC	AA+	3.50	02/01/35	335,808	328,531
FHLMC	AA+	3.50	02/01/35	652,378	637,880
FHLMC	AA+	3.50	04/01/35	310,350	302,994
FHLMC	AA+	3.50	02/01/36	309,210	301,581
FHLMC	AA+	3.50	11/01/39	1,841,946	1,778,105
FHLMC	AA+	3.50	01/01/41	317,694	302,970
FHLMC	AA+	3.50	05/01/42	21,586	20,601
FHLMC	AA+	3.50	07/01/42	856,713	824,122
FHLMC	AA+	3.50	01/01/43	19,012	18,144
FHLMC	AA+	3.50	04/01/43	17,959	17,131
FHLMC	AA+	3.50	06/01/43	589,041	560,828
FHLMC	AA+	3.50	08/15/43	1,014,311	993,250
FHLMC	AA+	3.50	11/01/43	32,594	31,106
FHLMC	AA+	3.50	01/01/44	7,772,806	7,409,993
FHLMC	AA+	3.50	04/01/45	768,742	731,295
FHLMC	AA+	3.50	07/01/45	875,042	834,711
FHLMC	AA+	3.50	07/01/45	29,168	27,856
FHLMC	AA+	3.50	09/01/45	422,682	401,494
FHLMC	AA+	3.50	11/01/45	1,726,496	1,649,285
FHLMC	AA+	3.50	08/01/46	729,677	693,155
FHLMC	AA+	3.50	12/01/47	404,596	382,054
FHLMC	AA+	3.50	02/01/50	1,155,488	1,093,233
FHLMC	AA+	3.50	09/01/50	2,211,076	2,081,051
FHLMC	AA+	4.00	02/01/25	1,885	1,875
FHLMC	AA+	4.00	05/01/25	1,775	1,765
FHLMC	AA+	4.00	05/01/26	13,253	13,169
FHLMC	AA+	4.00	12/01/33	398,790	398,989
FHLMC	AA+	4.00	01/01/38	272,261	270,459
FHLMC	AA+	4.00	01/01/38	957,389	950,081
FHLMC	AA+	4.00	01/15/40	1,142,406	1,136,313
FHLMC	AA+	4.00	03/01/41	5,829	5,744
FHLMC	AA+	4.00	07/01/41	275,831	272,504
FHLMC	AA+	4.00	07/01/41	9,206	9,105

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FHLMC	AA+	4.00	11/01/42	5,295	5,218
FHLMC	AA+	4.00	10/01/44	12,603	12,355
FHLMC	AA+	4.00	10/01/44	680,604	666,419
FHLMC	AA+	4.00	10/01/44	378,102	370,222
FHLMC	AA+	4.00	10/01/44	289,056	283,030
FHLMC	AA+	4.00	02/01/45	1,786,876	1,770,814
FHLMC	AA+	4.00	06/01/45	24,959	24,484
FHLMC	AA+	4.00	05/01/47	326,452	317,829
FHLMC	AA+	4.00	02/01/48	275,369	268,100
FHLMC	AA+	4.00	05/01/48	127,137	123,618
FHLMC	AA+	4.00	04/01/52	3,611,161	3,493,050
FHLMC	AA+	4.00	06/01/52	4,535,137	4,400,911
FHLMC	AA+	4.00	08/01/52	4,417,036	4,285,623
FHLMC	AA+	4.23	05/01/30	7,361,000	7,331,000
FHLMC	AA+	4.25	12/01/29	3,250,000	3,250,986
FHLMC	AA+	4.50	03/01/34	2,363	2,382
FHLMC	AA+	4.50	09/01/41	5,581	5,623
FHLMC	AA+	4.50	02/01/44	61,070	61,313
FHLMC	AA+	4.50	05/01/48	415,965	414,731
FHLMC	AA+	4.50	05/01/48	766,865	764,590
FHLMC	AA+	5.00	02/01/26	108	107
FHLMC	AA+	5.00	02/01/26	2,577	2,572
FHLMC	AA+	5.00	10/01/40	215,482	221,523
FHLMC	AA+	5.00	09/01/47	357,385	361,371
FHLMC	AA+	5.00	04/01/52	3,478,050	3,490,186
FHLMC	AA+	5.00	06/01/52	6,134,880	6,151,316
FHLMC	AA+	5.00	12/01/52	17,257,956	17,410,785
FHLMC	AA+	5.00	06/01/54	1,089,267	1,091,266
FHLMC	AA+	5.50	07/01/32	1,429	1,476
FHLMC	AA+	5.50	01/15/33	46,597	47,499
FHLMC	AA+	5.50	05/01/33	574	596
FHLMC	AA+	5.50	06/01/37	9,346	9,792
FHLMC	AA+	5.50	09/25/47	4,038,515	4,055,000
FHLMC	AA+	5.50	06/01/53	4,658,011	4,741,028
FHLMC	AA+	5.50	07/01/53	35,020,999	35,588,023
FHLMC	AA+	5.50	07/01/53	2,347,970	2,397,816
FHLMC	AA+	6.00	07/15/29	19,462	19,742
FHLMC	AA+	6.00	09/01/53	2,871,266	2,973,133
FHLMC	AA+	6.00	02/01/54	7,619,233	7,788,046
FHLMC	AA+	6.50	12/01/52	5,125,634	5,345,094
FHLMC	AA+	6.50	12/01/52	1,464,475	1,530,445
FHLMC ARM	AA+	1.93	10/01/51	11,747,745	10,490,688

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FHLMC ARM	AA+	4.43	04/01/53	7,115,365	7,045,137
FHLMC ARM	AA+	6.74	04/01/37	17,023	17,279
FHLMC Strip	AA+	3.00	06/15/42	3,973,607	3,696,826
FHLMC Strip	AA+	3.00	01/15/43	658,210	609,710
FHLMC Strip	AA+	3.50	10/15/47	380,246	354,029
FNMA	AA+	1.00	08/01/36	733,094	639,885
FNMA	AA+	1.00	12/01/36	770,033	670,221
FNMA	AA+	1.80	09/01/51	10,086,584	9,004,670
FNMA	AA+	2.00	07/01/36	21,220,865	19,558,750
FNMA	AA+	2.00	09/01/50	7,718,100	6,425,489
FNMA	AA+	2.00	10/01/50	3,278,479	2,751,383
FNMA	AA+	2.00	10/01/50	3,641,382	3,054,433
FNMA	AA+	2.00	12/01/50	3,283,625	2,712,454
FNMA	AA+	2.00	02/01/51	8,229,445	6,797,732
FNMA	AA+	2.00	03/01/51	8,662,723	7,155,882
FNMA	AA+	2.00	03/01/51	5,732,532	4,833,420
FNMA	AA+	2.00	08/01/51	2,443,923	2,028,277
FNMA	AA+	2.00	12/01/51	17,831,634	14,760,097
FNMA	AA+	2.16	02/01/32	5,000,000	4,287,873
FNMA	AA+	2.34	05/01/36	9,334,456	7,777,683
FNMA	AA+	2.50	01/01/33	140,016	133,559
FNMA	AA+	2.50	02/01/33	436,076	415,980
FNMA	AA+	2.50	05/01/35	355,731	335,624
FNMA	AA+	2.50	06/01/35	2,643,878	2,493,621
FNMA	AA+	2.50	07/01/35	791,442	746,219
FNMA	AA+	2.50	07/01/35	2,100,005	1,980,367
FNMA	AA+	2.50	09/01/35	2,739,966	2,582,562
FNMA	AA+	2.50	10/01/35	5,941,683	5,596,690
FNMA	AA+	2.50	04/01/42	12,245,900	11,005,087
FNMA	AA+	2.50	05/01/42	4,633,393	4,178,571
FNMA	AA+	2.50	06/01/42	7,952,820	7,147,002
FNMA	AA+	2.50	05/01/43	804,304	710,086
FNMA	AA+	2.50	10/01/50	1,235,362	1,082,573
FNMA	AA+	2.50	03/01/51	1,540,135	1,345,885
FNMA	AA+	2.50	03/01/51	10,232,885	9,007,373
FNMA	AA+	2.50	04/01/51	3,985,499	3,501,543
FNMA	AA+	2.50	04/01/51	8,974,745	7,810,697
FNMA	AA+	2.50	04/01/51	3,431,710	3,003,099
FNMA	AA+	2.50	05/01/51	2,165,102	1,900,497
FNMA	AA+	2.50	05/01/51	17,853,517	15,658,139
FNMA	AA+	2.50	06/01/51	1,745,753	1,516,967
FNMA	AA+	2.50	03/01/52	4,352,353	3,757,503

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FNMA	AA+	2.50	04/01/52	5,010,224	4,357,052
FNMA	AA+	2.50	05/01/52	1,828,795	1,589,745
FNMA	AA+	2.77	03/01/32	5,122,000	4,609,738
FNMA	AA+	3.00	06/01/33	459,373	443,617
FNMA	AA+	3.00	07/01/33	626,003	604,551
FNMA	AA+	3.00	09/01/33	729,749	704,494
FNMA	AA+	3.00	03/01/36	703,185	672,673
FNMA	AA+	3.00	09/01/40	794,933	742,150
FNMA	AA+	3.00	04/25/42	245	245
FNMA	AA+	3.00	12/01/42	484,915	446,439
FNMA	AA+	3.00	02/01/43	10,717	9,894
FNMA	AA+	3.00	03/01/43	10,093	9,361
FNMA	AA+	3.00	09/01/43	153,192	141,482
FNMA	AA+	3.00	02/01/45	842,984	779,544
FNMA	AA+	3.00	03/01/45	208,790	188,978
FNMA	AA+	3.00	09/01/46	1,429,208	1,308,208
FNMA	AA+	3.00	01/01/47	275,599	249,612
FNMA	AA+	3.00	12/01/47	142,188	130,077
FNMA	AA+	3.00	03/01/48	365,498	332,210
FNMA	AA+	3.00	03/01/50	8,015,835	7,205,710
FNMA	AA+	3.00	03/01/50	1,276,063	1,158,733
FNMA	AA+	3.00	05/01/50	2,003,545	1,819,105
FNMA	AA+	3.00	06/01/50	3,927,152	3,555,678
FNMA	AA+	3.00	08/01/50	2,348,207	2,127,936
FNMA	AA+	3.00	12/01/50	7,256,115	6,522,646
FNMA	AA+	3.00	01/01/52	9,861,699	8,899,239
FNMA	AA+	3.00	03/01/52	10,294,725	9,235,957
FNMA	AA+	3.03	04/01/34	8,675,196	7,835,810
FNMA	AA+	3.10	06/01/29	9,800,000	9,364,786
FNMA	AA+	3.50	03/01/32	209,954	206,513
FNMA	AA+	3.50	09/01/32	12,711	12,495
FNMA	AA+	3.50	07/01/34	369,697	364,053
FNMA	AA+	3.50	10/01/34	563,496	551,304
FNMA	AA+	3.50	02/01/35	461,943	451,543
FNMA	AA+	3.50	08/01/38	15,623	14,886
FNMA	AA+	3.50	10/01/40	28,663	27,334
FNMA	AA+	3.50	03/01/41	468,456	451,240
FNMA	AA+	3.50	10/01/41	461,005	439,529
FNMA	AA+	3.50	12/01/41	353,034	336,588
FNMA	AA+	3.50	04/01/42	780,263	743,843
FNMA	AA+	3.50	08/01/42	20,937	19,959
FNMA	AA+	3.50	12/01/42	407,804	387,761

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FNMA	AA+	3.50	01/01/43	80,577	76,816
FNMA	AA+	3.50	01/01/43	365,528	348,020
FNMA	AA+	3.50	04/01/43	100,640	95,897
FNMA	AA+	3.50	08/01/43	832,282	793,052
FNMA	AA+	3.50	08/01/43	1,551,208	1,476,197
FNMA	AA+	3.50	10/01/43	197,414	187,621
FNMA	AA+	3.50	08/01/44	1,041,544	982,272
FNMA	AA+	3.50	04/01/45	1,338,149	1,276,588
FNMA	AA+	3.50	04/01/45	700,594	666,468
FNMA	AA+	3.50	05/01/45	962,782	914,520
FNMA	AA+	3.50	10/01/45	1,117,487	1,064,530
FNMA	AA+	3.50	02/01/46	1,520,740	1,434,577
FNMA	AA+	3.50	02/01/46	488,717	463,888
FNMA	AA+	3.50	08/01/46	599,258	570,067
FNMA	AA+	3.50	10/01/46	164,666	155,855
FNMA	AA+	3.50	12/01/46	252,356	238,848
FNMA	AA+	3.50	01/01/47	285,686	270,400
FNMA	AA+	3.50	09/01/47	1,160,258	1,102,185
FNMA	AA+	3.50	11/01/47	5,017,132	4,737,608
FNMA	AA+	3.50	04/01/48	143,972	137,014
FNMA	AA+	3.50	03/01/50	2,449,898	2,316,388
FNMA	AA+	3.50	06/01/51	6,747,065	6,294,891
FNMA	AA+	3.50	01/01/52	2,878,743	2,695,218
FNMA	AA+	3.50	02/01/52	6,300,071	5,898,431
FNMA	AA+	3.50	05/01/52	4,226,906	3,972,549
FNMA	AA+	3.50	05/01/52	399,451	374,657
FNMA	AA+	3.75	08/01/28	5,050,000	4,967,307
FNMA	AA+	4.00	01/01/31	72,340	72,084
FNMA	AA+	4.00	03/01/35	114,204	114,049
FNMA	AA+	4.00	06/01/36	256,978	255,235
FNMA	AA+	4.00	10/01/36	273,835	271,981
FNMA	AA+	4.00	10/01/40	313,730	310,915
FNMA	AA+	4.00	11/01/40	6,490	6,389
FNMA	AA+	4.00	01/01/41	22,365	21,994
FNMA	AA+	4.00	05/01/41	175,385	172,647
FNMA	AA+	4.00	05/01/43	1,926,510	1,896,435
FNMA	AA+	4.00	01/01/44	3,697,718	3,640,310
FNMA	AA+	4.00	09/01/45	168,638	165,695
FNMA	AA+	4.00	11/01/45	374,253	367,992
FNMA	AA+	4.00	02/01/47	1,181,809	1,158,572
FNMA	AA+	4.00	11/01/47	498,883	485,699
FNMA	AA+	4.00	04/01/48	201,021	195,457

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FNMA	AA+	4.00	04/01/49	5,465,178	5,313,925
FNMA	AA+	4.00	03/01/50	3,489,114	3,384,697
FNMA	AA+	4.00	03/01/52	2,083,494	2,026,712
FNMA	AA+	4.00	07/01/52	4,341,122	4,220,128
FNMA	AA+	4.00	07/01/56	3,290,876	3,167,978
FNMA	AA+	4.50	05/01/30	55,612	55,925
FNMA	AA+	4.50	05/01/34	1,917	1,930
FNMA	AA+	4.50	06/01/34	1,473	1,483
FNMA	AA+	4.50	08/01/35	1,873	1,891
FNMA	AA+	4.50	05/01/39	199,582	201,692
FNMA	AA+	4.50	05/01/39	274,053	276,688
FNMA	AA+	4.50	12/01/39	1,170,863	1,179,052
FNMA	AA+	4.50	05/01/40	181,949	183,265
FNMA	AA+	4.50	07/01/40	850,473	856,812
FNMA	AA+	4.50	10/01/40	163,311	164,495
FNMA	AA+	4.50	03/01/44	381,711	382,823
FNMA	AA+	4.50	04/01/44	723,974	726,088
FNMA	AA+	4.50	11/01/47	782,332	782,418
FNMA	AA+	4.50	11/01/47	922,674	923,992
FNMA	AA+	4.50	11/01/47	1,110,353	1,111,939
FNMA	AA+	4.50	02/01/49	347,288	346,258
FNMA	AA+	4.50	05/01/50	7,971,851	7,938,372
FNMA	AA+	4.58	02/01/53	8,413,519	8,381,974
FNMA	AA+	5.00	06/01/33	2,284	2,336
FNMA	AA+	5.00	09/01/33	1,846	1,888
FNMA	AA+	5.00	10/01/33	2,562	2,620
FNMA	AA+	5.00	11/01/33	3,451	3,529
FNMA	AA+	5.00	03/01/34	664	679
FNMA	AA+	5.00	04/01/34	485	496
FNMA	AA+	5.00	04/01/34	1,174	1,201
FNMA	AA+	5.00	04/01/35	1,694	1,735
FNMA	AA+	5.00	06/01/35	742	760
FNMA	AA+	5.00	09/01/35	1,154	1,182
FNMA	AA+	5.00	10/01/36	1,344	1,377
FNMA	AA+	5.00	08/01/37	1,227,450	1,255,910
FNMA	AA+	5.00	05/01/39	147,339	151,614
FNMA	AA+	5.00	06/01/40	2,742	2,819
FNMA	AA+	5.00	09/01/52	12,539,327	12,551,940
FNMA	AA+	5.00	10/01/52	1,728,014	1,729,218
FNMA	AA+	5.00	11/01/52	2,997,084	3,032,311
FNMA	AA+	5.00	07/01/53	5,738,839	5,747,357
FNMA	AA+	5.50	08/01/25	114	114

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
FNMA	AA+	5.50	11/01/26	6,632	6,668
FNMA	AA+	5.50	03/01/33	68,064	70,225
FNMA	AA+	5.50	02/25/37	4,136	4,303
FNMA	AA+	5.50	05/01/38	1,275,876	1,329,038
FNMA	AA+	5.50	06/01/48	23,305	24,227
FNMA	AA+	5.50	06/01/52	1,019,578	1,038,639
FNMA	AA+	5.50	03/01/53	9,090,059	9,210,132
FNMA	AA+	5.50	04/01/53	2,715,705	2,764,403
FNMA	AA+	6.00	03/01/28	19,876	20,288
FNMA	AA+	6.00	05/01/32	41,567	43,837
FNMA	AA+	6.00	04/01/33	88,134	92,980
FNMA	AA+	6.00	05/01/33	2,122	2,239
FNMA	AA+	6.00	09/01/34	568	599
FNMA	AA+	6.00	10/01/34	4,387	4,629
FNMA	AA+	6.00	03/01/36	7,847	8,376
FNMA	AA+	6.00	01/01/37	28,548	30,471
FNMA	AA+	6.00	05/01/37	6,640	7,089
FNMA	AA+	6.00	08/01/37	34,066	36,370
FNMA	AA+	6.00	12/01/37	14,901	15,910
FNMA	AA+	6.00	11/01/52	4,471,027	4,630,737
FNMA	AA+	6.00	09/01/53	10,703,178	11,130,200
FNMA	AA+	6.00	03/01/54	9,706,475	9,961,796
FNMA	AA+	6.50	05/01/32	59,965	63,287
FNMA	AA+	6.50	07/01/34	510	546
FNMA	AA+	6.50	09/01/34	326	349
FNMA	AA+	6.50	09/01/36	7,486	8,079
FNMA	AA+	6.50	05/01/37	71,714	77,597
FNMA	AA+	6.50	07/01/37	3,990	4,320
FNMA	AA+	6.50	02/01/54	4,795,804	4,981,704
FNMA	AA+	7.00	04/01/32	111	119
FNMA	AA+	7.50	06/01/31	56	60
FNMA	AA+	7.50	02/01/32	317	342
FNMA	AA+	7.50	06/01/32	16,190	17,668
FNMA	AA+	8.00	04/01/32	13,084	13,780
FNMA Strip	AA+	3.00	08/25/42	397,162	368,291
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	660,121	634,546
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	585,797	576,164
GNMA (1)	AA+	2.00	04/20/32	354,845	335,987
GNMA (1)	AA+	2.00	09/20/50	1,727,509	1,435,758
GNMA (1)	AA+	2.50	12/20/50	4,468,004	3,851,061
GNMA (1)	AA+	2.50	10/20/51	4,095,940	3,564,332
GNMA (1)	AA+	2.50	10/20/51	3,893,173	3,426,038

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.3%) (continued)
GNMA (1)	AA+	2.50	08/20/52	10,917,850	9,607,410
GNMA (1)	AA+	2.50	03/20/53	16,601,414	14,619,702
GNMA (1)	AA+	2.50	06/20/53	7,430,535	6,541,255
GNMA (1)	AA+	3.00	07/16/36	1,152,100	1,045,668
GNMA (1)	AA+	3.00	01/15/46	782,948	712,193
GNMA (1)	AA+	3.00	02/20/47	1,080,259	987,453
GNMA (1)	AA+	3.00	10/20/51	5,494,503	4,951,726
GNMA (1)	AA+	3.00	08/20/52	4,622,623	4,206,017
GNMA (1)	AA+	3.50	02/20/42	280,157	265,976
GNMA (1)	AA+	3.50	07/15/42	831,299	795,542
GNMA (1)	AA+	3.50	11/15/42	161,825	154,862
GNMA (1)	AA+	3.50	03/20/45	712,140	677,724
GNMA (1)	AA+	3.50	05/20/45	824,765	784,906
GNMA (1)	AA+	3.50	12/20/50	328,495	307,814
GNMA (1)	AA+	3.70	05/15/42	370,229	359,581
GNMA (1)	AA+	4.00	10/16/36	7,087,465	6,686,328
GNMA (1)	AA+	4.00	03/15/41	170,229	169,086
GNMA (1)	AA+	4.00	11/15/41	245,078	243,432
GNMA (1)	AA+	4.00	01/15/42	21,014	20,872
GNMA (1)	AA+	4.00	08/20/42	235,315	233,877
GNMA (1)	AA+	4.25	04/20/41	310,143	311,384
GNMA (1)	AA+	4.29	04/15/41	4,275	4,255
GNMA (1)	AA+	4.50	06/20/30	9,474	9,490
GNMA (1)	AA+	4.50	09/15/30	133,602	134,908
GNMA (1)	AA+	4.50	04/20/31	3,863	3,893
GNMA (1)	AA+	4.50	06/20/34	76,336	77,681
GNMA (1)	AA+	4.50	09/15/40	286,420	290,599
GNMA (1)	AA+	4.50	10/15/40	394,301	400,055
GNMA (1)	AA+	4.50	10/20/43	9,922	10,003
GNMA (1)	AA+	5.00	06/20/39	367,562	378,825
GNMA (1)	AA+	5.00	05/15/40	38,291	39,424
GNMA (1)	AA+	5.00	06/20/40	21,850	22,498
GNMA (1)	AA+	5.50	01/15/36	49,912	51,605
GNMA (1)	AA+	6.50	04/15/31	4,321	4,501
GNMA (1)	AA+	6.50	10/15/31	134	142
GNMA (1)	AA+	6.50	12/15/31	3,688	3,720
GNMA (1)	AA+	6.50	05/15/32	6,390	6,578
GNMA (1)	AA+	7.00	05/15/31	132	140
GNMA (1)	AA+	7.00	05/15/32	548	550

					767,793,083

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

NON-MORTGAGE-BACKED OBLIGATIONS (1.4%)
FFCB	AA+	5.74	06/24/31	2,400,000	2,401,227
FFCB	AA+	5.95	05/24/34	6,156,000	6,164,587
FHLB	AA+	5.65	05/21/29	4,700,000	4,706,613
FHLB	AA+	5.70	05/01/29	2,000,000	2,010,174
FHLB	AA+	5.78	04/22/31	3,730,000	3,731,333
FHLB	AA+	6.00	05/24/34	4,365,000	4,373,155
FHLMC	AA+	5.00	03/14/29	6,600,000	6,598,835
FHLMC	AA+	5.60	05/03/27	1,000,000	1,001,854

					30,987,778

CORPORATE DEBT (35.9%)
COMMUNICATION SERVICES (2.6%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	9,082,793
Comcast Corp.	A-	3.40	04/01/30	9,395,000	9,008,604
Sprint LLC	BBB-	7.63	03/01/26	7,970,000	8,227,030
T-Mobile USA, Inc.	BBB	3.38	04/15/29	4,580,000	4,396,459
T-Mobile USA, Inc.	BBB	3.75	04/15/27	6,105,000	6,030,901
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,368,651
Verizon Communications, Inc.	BBB+	4.40	11/01/34	5,555,000	5,424,386
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	7,905,000	7,020,715
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	3,420,000	3,420,343

					57,979,882

CONSUMER DISCRETIONARY (2.1%)
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,753,606
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,625,000	1,414,747
Expedia Group, Inc.	BBB	5.00	02/15/26	9,590,000	9,643,853
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	5,510,000	5,295,651
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	9,725,000	10,055,167
Lennar Corp.	BBB	5.00	06/15/27	3,051,000	3,099,657
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	5,050,000	5,113,496
Tapestry, Inc.	BBB	7.00	11/27/26	1,435,000	1,485,882
Tapestry, Inc.	BBB	7.05	11/27/25	1,770,000	1,806,147
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	5,350,000	5,383,879
Whirlpool Corp.	BBB-	3.70	05/01/25	1,960,000	1,945,944

					46,998,029

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	4,150,000	3,742,130
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	4,125,000	4,113,180
Constellation Brands, Inc.	BBB	4.80	01/15/29	7,450,000	7,582,319
Hormel Foods Corp.	A-	1.80	06/11/30	2,458,000	2,163,424
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,730,022

					26,331,075

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

ENERGY (3.7%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	5,800,000	5,704,404
Devon Energy Corp.	BBB	5.85	12/15/25	2,450,000	2,474,602
Diamondback Energy, Inc.	BBB	5.15	01/30/30	7,020,000	7,205,635
Energy Transfer LP	BBB	5.25	07/01/29	3,400,000	3,504,873
Energy Transfer LP	BBB	5.55	02/15/28	8,915,000	9,218,651
EQT Corp.†	BBB-	3.13	05/15/26	4,715,000	4,602,710
EQT Corp.	BBB-	3.90	10/01/27	3,200,000	3,144,646
Hess Corp.	BBB-	4.30	04/01/27	2,492,000	2,491,407
HF Sinclair Corp.	BBB-	6.38	04/15/27	7,931,000	8,066,135
Kinder Morgan, Inc.	BBB	5.10	08/01/29	8,640,000	8,867,249
ONEOK, Inc.	BBB	4.40	10/15/29	2,260,000	2,252,483
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,100,000	3,158,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	3,125,000	3,203,111
Western Midstream Operating LP	BBB-	4.65	07/01/26	8,945,000	8,944,612
Williams Cos., Inc.	BBB	5.40	03/02/26	10,130,000	10,261,134

					83,100,319

FINANCIALS (13.4%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	4,188,604
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,520,787
American Express Co.	BBB+	5.39	07/28/27	6,650,000	6,783,024
American Express Co.	BBB+	5.53	04/25/30	5,525,000	5,790,102
Aon North America, Inc.	A-	5.45	03/01/34	14,345,000	15,062,643
Bank of America Corp.	A-	2.97	02/04/33	26,230,000	23,498,956
BankUnited, Inc.	BBB	4.88	11/17/25	5,315,000	5,284,749
Barclays PLC	BBB+	5.83	05/09/27	3,000,000	3,057,664
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,990,639
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,201,919
Capital One Financial Corp.	BBB	6.38	06/08/34	5,040,000	5,445,800
Citigroup, Inc.	BBB+	3.79	03/17/33	10,865,000	10,174,003
Citigroup, Inc.	BBB+	3.98	03/20/30	4,460,000	4,368,448
Citigroup, Inc.	BBB+	4.41	03/31/31	1,000,000	992,672
Citigroup, Inc.	BBB	5.83	02/13/35	6,620,000	6,907,965
Citizens Bank N.A.	A-	5.28	01/26/26	4,700,000	4,696,015
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	5,510,000	5,731,791
Discover Financial Svcs.	BBB-	4.10	02/09/27	10,885,000	10,788,172
Fairfax Financial Hldgs. Ltd.†	BBB+	6.00	12/07/33	5,010,000	5,281,358
Fifth Third Bancorp	BBB+	1.71	11/01/27	1,000,000	946,133
Fifth Third Bancorp	BBB+	4.90	09/06/30	3,240,000	3,279,056
Fifth Third Bancorp	BBB+	6.34	07/27/29	4,762,000	5,060,481
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	8,258,205

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FINANCIALS (13.4%) (continued)
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	500,000	480,482
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	12,145,000	13,708,880
JPMorgan Chase & Co.	A-	5.35	06/01/34	4,625,000	4,839,641
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	17,270,000	18,269,236
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	4,092,367
KeyBank N.A.	BBB+	5.85	11/15/27	2,000,000	2,072,917
KeyCorp	BBB	2.25	04/06/27	3,565,000	3,375,519
KeyCorp	BBB	2.55	10/01/29	3,800,000	3,443,721
KeyCorp	BBB	6.40	03/06/35	2,000,000	2,173,315
Mercury General Corp.	BBB-	4.40	03/15/27	3,330,000	3,295,426
Morgan Stanley	A-	2.70	01/22/31	10,000,000	9,161,688
Morgan Stanley	A-	5.17	01/16/30	1,910,000	1,968,729
Morgan Stanley	A-	5.45	07/20/29	5,455,000	5,665,345
Morgan Stanley	A-	6.14	10/16/26	4,790,000	4,866,346
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,846,815
PNC Financial Svcs. Group, Inc.	A-	4.76	01/26/27	1,000,000	1,003,993
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	5,020,000	5,052,375
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	3,635,000	4,163,700
Synchrony Financial	BBB-	3.70	08/04/26	9,735,000	9,555,279
Truist Financial Corp.	A-	4.87	01/26/29	7,855,000	7,937,865
U.S. Bancorp	A	4.65	02/01/29	7,920,000	7,993,342
U.S. Bancorp	A	5.78	06/12/29	2,500,000	2,619,541
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,909,731
Wells Fargo & Co.	BBB+	2.57	02/11/31	1,000,000	908,150
Wells Fargo & Co.	BBB+	3.35	03/02/33	9,115,000	8,334,862
Wells Fargo & Co.	BBB+	3.53	03/24/28	6,200,000	6,082,983
Wells Fargo & Co.	BBB+	5.20	01/23/30	6,595,000	6,798,871
Zions Bancorporation	BBB	3.25	10/29/29	6,580,000	5,871,633

					299,801,938

HEALTH CARE (2.2%)
AbbVie, Inc.	A-	5.05	03/15/34	14,690,000	15,342,963
Amgen, Inc.	BBB+	5.15	03/02/28	8,125,000	8,369,646
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,914,465
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,337,766
Bristol-Myers Squibb Co.	A	5.20	02/22/34	2,860,000	3,013,916
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,259,426
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,121,532
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,798,161

					50,157,875

INDUSTRIALS (2.1%)
AutoZone, Inc.	BBB	6.25	11/01/28	6,195,000	6,638,102
Boeing Co.	BBB-	2.20	02/04/26	5,370,000	5,174,128

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

INDUSTRIALS (2.1%) (continued)
Boeing Co.	BBB-	2.75	02/01/26	4,901,000	4,758,471
Equifax, Inc.	BBB	4.80	09/15/29	8,650,000	8,748,488
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,810,233
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	6,840,000	7,023,295
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,607,620
Uber Technologies, Inc.†	BBB-	4.50	08/15/29	4,425,000	4,389,861
Verisk Analytics, Inc.	BBB	4.00	06/15/25	871,000	865,113

					46,015,311

INFORMATION TECHNOLOGY (1.8%)
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	974,686
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	6,470,000	6,426,132
Broadcom, Inc.	BBB	5.05	07/12/29	4,455,000	4,586,482
Intel Corp.	BBB+	3.75	03/25/27	3,825,000	3,757,615
Intel Corp.	BBB+	5.20	02/10/33	4,670,000	4,729,165
Oracle Corp.	BBB	2.80	04/01/27	3,410,000	3,300,936
Oracle Corp.	BBB	4.90	02/06/33	5,580,000	5,677,570
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	5,800,000	5,215,348
VMware LLC	BBB	1.40	08/15/26	6,860,000	6,504,044

					41,171,978

MATERIALS (0.7%)
Celanese US Hldgs. LLC	BBB-	6.17	07/15/27	5,300,000	5,494,034
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,795,000	5,365,757
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,864,689
Sherwin-Williams Co.	BBB	4.25	08/08/25	500,000	498,729

					16,223,209

REAL ESTATE (3.9%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	11,253,000	11,110,241
American Tower Corp.	BBB	2.75	01/15/27	4,235,000	4,092,120
American Tower Corp.	BBB	3.13	01/15/27	1,550,000	1,509,323
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	5,843,447
Boston Properties LP	BBB	5.75	01/15/35	1,465,000	1,494,193
Boston Properties LP	BBB	6.50	01/15/34	3,435,000	3,734,823
Digital Realty Trust LP	BBB	5.55	01/15/28	7,531,000	7,792,649
Equinix, Inc.	BBB	1.45	05/15/26	7,345,000	7,019,710
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	7,545,000	7,790,600
Kimco Realty OP LLC	BBB+	4.85	03/01/35	1,435,000	1,423,793
Kimco Realty OP LLC	BBB+	6.40	03/01/34	6,800,000	7,568,246
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	3,104,869
NNN REIT, Inc.	BBB+	4.00	11/15/25	500,000	496,738
Prologis LP	A	1.75	07/01/30	3,906,000	3,407,575
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,822,712

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

REAL ESTATE (3.9%) (continued)
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	9,064,490
Tanger Properties LP	BBB-	3.13	09/01/26	5,800,000	5,623,914
Tanger Properties LP	BBB-	3.88	07/15/27	3,500,000	3,426,314

					86,325,757

UTILITIES (2.2%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	11,429,000	11,800,829
DTE Energy Co.	BBB	5.10	03/01/29	10,596,000	10,911,471
Duke Energy Carolinas LLC	A	4.85	01/15/34	9,330,000	9,546,781
Duke Energy Corp.	BBB	4.85	01/05/29	1,704,000	1,739,544
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	6,722,000	6,627,469
Southern Co.	BBB+	5.70	03/15/34	8,560,000	9,193,313

					49,819,407

TOTAL CORPORATE DEBT					803,924,780

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,257,389	1,298,848	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,289,364,159)					2,216,817,359

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.4%):
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	4.60	10/15/24	2,000,000	1,996,430
U.S. Treasury Bill	A-1+	4.63	10/17/24	5,500,000	5,488,715

					7,485,145

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	4.35	10/01/24	2,000,000	2,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,485,145)					9,485,145

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		4.08	10/01/24	131,408	131,408

TOTAL TEMPORARY CASH INVESTMENT (Cost: $131,408)					131,408

TOTAL INVESTMENTS (Cost: $2,298,980,712) 99.5%					2,226,433,912

OTHER NET ASSETS 0.5%					12,080,402

NET ASSETS 100.0%					$2,238,514,314

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2024 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Banks Funding Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate values of these securities amounts to $19,639,686 and represents 0.9% of net assets.

†† Level 3 Security.

(1)	U.S. Government guaranteed security.
(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2024, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index Fund and Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2024:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock	$5,874,489,182	-	-		$5,874,489,182
Short-Term Debt Securities	-	$8,973,383	-		$8,973,383
Temporary Cash Investment	-	$103,899	-		$103,899

	$5,874,489,182	$9,077,282	-		$5,883,566,464

All America Fund
Common Stock	$310,406,110	-	-		$310,406,110
Short-Term Debt Securities	-	$2,748,494	-		$2,748,494
Temporary Cash Investment	-	$2,840,241	-		$2,840,241

	$310,406,110	$5,588,735	-		$315,994,845

Small Cap Value Fund
Common Stock	$384,724,587	-	-		$384,724,587
Short-Term Debt Securities	-	$11,983,670	-		$11,983,670
Temporary Cash Investment	-	$44,180	-		$44,180

	$384,724,587	$12,027,850	-		$396,752,437

Small Cap Growth Fund
Common Stock	$400,218,669	-	-		$400,218,669
Short-Term Debt Securities	-	$4,994,913	-		$4,994,913
Temporary Cash Investment	-	$48,631	-		$48,631

	$400,218,669	$5,043,544	-		$405,262,213

Small Cap Equity Index Fund
Common Stock	$207,279,906	-	-	(a)	$207,279,906

Mid Cap Value Fund
Common Stock	$197,196,816	-	-		$197,196,816
Short-Term Debt Securities	-	$4,996,136	-		$4,996,136
Temporary Cash Investment	-	$71,113	-		$71,113

	$197,196,816	$5,067,249	-		$202,264,065

Mid Cap Equity Index Fund
Common Stock	$1,554,260,761	-	-		$1,554,260,761
Short-Term Debt Securities	-	$2,099,248	-		$2,099,248
Temporary Cash Investment	-	$32,775	-		$32,775

	$1,554,260,761	$2,132,023	-		$1,556,392,784

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

Balanced Fund
Common Stock	$123,901,255	-	-		$123,901,255
U.S. Government Debt	-	$17,979,632	-		$17,979,632
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$24,613,381	-		$24,613,381
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$2,677,999	-		$2,677,999
Long-Term Corporate Debt	-	$25,666,861	-		$25,666,861
Short-Term Debt Securities	-	$6,382,294	-		$6,382,294
Temporary Cash Investment	-	$484,133	-		$484,133

	$123,901,255	$77,804,300	-		$201,705,555

International Fund
Common Stock	$83,652,258	$1,532,488,863	-		$1,616,141,121
Short-Term Debt Securities	-	$52,088,372	-		$52,088,372
Temporary Cash Investment	-	$5,905,325	-		$5,905,325

	$83,652,258	$1,590,482,560	-		$1,674,134,818

Catholic Values Index Fund
Common Stock	$7,193,987	-	-	(a)	$7,193,987

Retirement Income Fund
Common Stock	$208,621,976	-	-		$208,621,976

Clear Passage 2015 Fund
Common Stock	$109,556,098	-	-		$109,556,098

Clear Passage 2020 Fund
Common Stock	$479,830,841	-	-		$479,830,841

Clear Passage 2025 Fund
Common Stock	$1,138,452,363	-	-		$1,138,452,363

Clear Passage 2030 Fund
Common Stock	$1,409,333,218	-	-		$1,409,333,218

Clear Passage 2035 Fund
Common Stock	$1,397,434,580	-	-		$1,397,434,580

Clear Passage 2040 Fund
Common Stock	$1,192,601,682	-	-		$1,192,601,682

Clear Passage 2045 Fund
Common Stock	$1,235,739,101	-	-		$1,235,739,101

Clear Passage 2050 Fund
Common Stock	$972,399,203	-	-		$972,399,203

Clear Passage 2055 Fund
Common Stock	$548,194,600	-	-		$548,194,600

Clear Passage 2060 Fund
Common Stock	$304,041,744	-	-		$304,041,744

Clear Passage 2065 Fund
Common Stock	$112,858,440	-	-		$112,858,440

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

Conservative Allocation Fund
Common Stock	$159,322,157	-	-		$159,322,157

Moderate Allocation Fund
Common Stock	$413,813,144	-	-		$413,813,144

Aggressive Allocation Fund
Common Stock	$347,561,282	-	-		$347,561,282

Intermediate Bond Fund
U.S. Government Debt	-	$436,574,494	-		$436,574,494
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$19,538,395	-		$19,538,395
Long-Term Corporate Debt	-	$442,571,768	-		$442,571,768
Short-Term Debt Securities	-	$903,007	-		$903,007

	-	$899,587,664	-		$899,587,664

Core Bond Fund
U.S. Government Debt	-	$612,812,870	-		$612,812,870
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$767,793,083	-		$767,793,083
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$30,987,778	-		$30,987,778
Long-Term Corporate Debt	-	$803,924,780	-		$803,924,780
Sovereign Debt	-	-	$1,298,848	(a)	$1,298,848
Commercial Paper	-	$9,485,145	-		$9,485,145
Temporary Cash Investment	-	$131,408	-		$131,408

	-	$2,225,135,064	$1,298,848		$2,226,433,912

Other Financial Instruments:**
Equity Index Fund	$9,800	-	-		$9,800
All America Fund	$6,675	-	-		$6,675
Mid Cap Equity Index Fund	$5,480	-	-		$5,480
International Fund	$2,960	-	-		$2,960

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2024
	Balance December 31, 2023(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance September 30, 2024(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2024
Small Cap Equity Index Fund - Common Stock	-(b)		-	-	-	-	-	-	-	-(b)		-
Core Bond Fund - Sovereign Debt	$1,566,371	(c)	$(60,285)	-	$59,382	-	-	-	$(266,620)	$1,298,848	(c)	$(60,285)
Catholic Values Index Fund - Common Stock	-	(d)	-	-	-	-	-	-	-	-	(d)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

(b)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(c)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(60,285), accrued discounts of $59,382, sales/paydowns of $(266,620) and $1,298,848 fair value.
(d)	Level 3 security, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid Cap Equity Index Fund, International Fund and a portion of the All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2024 (Unaudited)

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of September 30, 2024 and for the nine months ended September 30, 2024:

					Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$9,800	$6,675	$5,480	$2,960

					Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Operations	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$7,617,705	$278,583	$1,598,718	$2,174,645

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(1,997,503)	$(28,913)	$(603,620)	$(1,028,265)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.